UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6452

Fidelity Union Street Trust II
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2004

Item 1. Reports to Stockholders

Spartan®

Municipal Money

Fund

Annual Report

August 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year, and performance information.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Commencing with the fiscal quarter ending November 30, 2004, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

Neither the fund nor Fidelity Distributors Corporation is a bank.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2004 to August 31, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value March 1, 2004	Ending Account Value August 31, 2004	Expenses Paid During Period* March 1, 2004 to August 31, 2004
Actual	$ 1,000.00	$ 1,003.90	$ 1.66
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,023.32	$ 1.68

* Expenses are equal to the Fund's annualized expense ratio of .33%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 8/31/04	% of fund's investments 2/29/04	% of fund's investments 8/31/03
0 - 30	94.9	77.0	81.3
31 - 90	1.1	4.7	3.4
91 - 180	0.2	13.3	5.9
181 - 397	3.8	5.0	9.4
Weighted Average Maturity
	8/31/04	2/29/04	8/31/03
Spartan Municipal Money Fund	19 Days	34 Days	45 Days
All Tax-Free Money Market Funds Average*	36 Days	39 Days	48 Days
Asset Allocation (% of fund's net assets)
As of August 31, 2004	As of February 29, 2004
Variable Rate Demand Notes (VRDNs) 83.2%	Variable Rate Demand Notes (VRDNs) 68.4%
Commercial Paper (including CP Mode) 5.8%	Commercial Paper (including CP Mode) 9.7%
Tender Bonds 1.9%	Tender Bonds 5.8%
Municipal Notes 2.6%	Municipal Notes 13.9%
Fidelity Tax-Free Cash Central Fund 4.1%	Fidelity Tax-Free Cash Central Fund 2.3%
Other Investments 0.2%	Other Investments 0.7%
Net Other Assets 2.2%	Net Other Assets** (0.8)%

**Net Other Assets are not included in the pie chart.

Current and Historical Seven-Day Yields

	8/30/04	5/31/04	3/1/04	12/1/03	9/1/03
Spartan Municipal Money Fund	1.00%	0.78%	0.70%	0.83%	0.62%
If Fidelity had not reimbursed certain fund expenses	0.89%	0.67%	0.60%	0.73%	0.52%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Investments August 31, 2004

Showing Percentage of Net Assets

Municipal Securities - 97.8%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 2.8%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. (Ascension Health Cr. Proj.) Series B, 1.33%, VRDN (b)	$ 32,700	$ 32,700
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr. Proj.) Series 1997, 1.47%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	1,900	1,900
Cap. City Edl. Bldg. Auth. Rev. (Montgomery Academy Proj.) Series 1999 B, 1.37%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	3,600	3,600
Houston County Health Care Auth. Rev. Participating VRDN Series PT 880, 1.36% (Liquidity Facility Danske Bank AS) (b)(e)	2,900	2,900
Huntsville Health Care Auth. Rev. Series 1998, 1.42%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	5,710	5,710
Jefferson County Swr. Rev.:
Series 2002 C2, 1.35% (XL Cap. Assurance, Inc. Insured), VRDN (b)	1,000	1,000
Series 2002 C6, 1.32% (XL Cap. Assurance, Inc. Insured), VRDN (b)	15,000	15,000
Montgomery Baptist Med. Ctr. Spl. Care Facilities Fing. Auth. Rev. (Baptist Med. Ctr. Proj.) Series 1994 A, 1.37%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	14,200	14,200
Morgan County-Decatur Health Care Auth. Hosp. Rev. Participating VRDN Series PT 947, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	14,975	14,975
		91,985
Alaska - 0.7%
Alaska Hsg. Fin. Corp. Participating VRDN:
Series BA 97 F, 1.42% (Liquidity Facility Bank of America NA) (b)(e)	9,285	9,285
Series Merlots 99 D, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(e)	3,700	3,700
Valdez Marine Term. Rev. Bonds (ConocoPhillips Proj.) Series 1994 C, 1.8%, tender 6/1/05 (b)	10,375	10,375
		23,360
Arizona - 3.0%
Arizona Salt River Proj. Agric. Impt. & Pwr. District Rev. Participating VRDN Series EGL 02 0301, 1.38% (Liquidity Facility Citibank NA, New York) (b)(e)	8,495	8,495
Arizona School Facilities Board Ctfs. of Prtn. Participating VRDN Series RF 04 2, 1.4% (Liquidity Facility Bank of New York, New York) (b)(e)	6,770	6,770
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arizona - continued
Arizona School Facilities Board State School Impt. Rev. Participating VRDN Series MS 00 497, 1.36% (Liquidity Facility Morgan Stanley) (b)(e)	$ 6,663	$ 6,663
Arizona State Univ. Revs. Participating VRDN Series Putters 270, 1.36% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,130	3,130
Phoenix Civic Impt. Corp. Excise Tax Rev. Participating VRDN Series EGL 03 28, 1.38% (Liquidity Facility Citibank NA, New York) (b)(e)	2,600	2,600
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2003 B, 1.6% 4/1/05, LOC Dexia Cr. Local de France, CP	11,500	11,500
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (La Cholla Apt. Proj.) Series 1996, 1.38%, LOC JPMorgan Chase Bank, VRDN (b)	3,860	3,860
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN Series SG 03 160, 1.36% (Liquidity Facility Societe Generale) (b)(e)	44,500	44,500
Univ. of Arizona Ctfs. of Prtn. (Univ. of Arizona Projs.) Series 2004 B, 1.35% (AMBAC Insured), VRDN (b)	12,500	12,500
		100,018
California - 7.1%
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Participating VRDN:
Series FRRI 03 L11, 1.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	5,125	5,125
Series FRRI 03 L12, 1.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	4,400	4,400
Series MS 937, 1.32% (Liquidity Facility Morgan Stanley) (b)(e)	13,750	13,750
Series PA 1227, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,000	5,000
Series PT 759, 1.33% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	13,400	13,400
Series C5, 1.32%, LOC Dexia Cr. Local de France, VRDN (b)	31,425	31,425
California Econ. Recovery:
Participating VRDN:
Series MS 930, 1.33% (Liquidity Facility Morgan Stanley) (b)(e)	10,000	10,000
Series MS 935, 1.33% (Liquidity Facility Morgan Stanley) (b)(e)	15,995	15,995
Series 2004 C20, 1.32% (XL Cap. Assurance, Inc. Insured), VRDN (b)	11,200	11,200
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev. Participating VRDN Series EGL 03 42, 1.35% (Liquidity Facility Citibank NA, New York) (b)(e)	$ 3,200	$ 3,200
California Pub. Works Board Lease Rev. Participating VRDN Series MSTC 9052, 1.38% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)	8,990	8,990
California Statewide Cmntys. Dev. Auth. Rev. (Kaiser Permanente Health Sys. Proj.) Series 2002 B, 1.36%, VRDN (b)	5,100	5,100
Los Angeles Unified School District Participating VRDN:
Series MS 01 629, 1.32% (Liquidity Facility Morgan Stanley) (b)(e)	2,525	2,525
Series PA 1118, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,800	4,800
Series PT 1855, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	19,040	19,040
Series Putters 488, 1.35% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	22,800	22,800
Series SG 162, 1.33% (Liquidity Facility Societe Generale) (b)(e)	14,205	14,205
Pomona Pub. Fing. Auth. Rev. Participating VRDN Series PT 2062, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,020	7,020
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Participating VRDN Series Putters 470, 1.35% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,255	5,255
Turlock Irrigation District Rev. Participating VRDN Series ROC II R2035, 1.35% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	7,995	7,995
Univ. of California Revs. Participating VRDN:
Series PA 1168, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	12,000	12,000
Series ROC II R283, 1.35% (Liquidity Facility Citibank NA) (b)(e)	11,785	11,785
		235,010
Colorado - 1.7%
Adams County Rev. (Adams Mental Health Foundation Prog.) Series 1997, 1.5%, LOC Bank One NA, Chicago, VRDN (b)	1,520	1,520
Arapahoe County Wtr. & Wastewtr. Pub. Impt. District Participating VRDN Series PT 2174, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,720	4,720
Colorado Dept. of Trans. Rev. Participating VRDN Series PT 1955, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	10,795	10,795
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 1.48%, LOC Bank One NA, Chicago, VRDN (b)	$ 4,500	$ 4,500
(Sisters of Charity Leavenworth Proj.) 1.35%, VRDN (b)	23,500	23,500
Denver City & County Arpt. Rev. Participating VRDN Series Merlots 97 Q, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(e)	3,160	3,160
Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series MS 01 679, 1.36% (Liquidity Facility Morgan Stanley) (b)(e)	3,930	3,930
Southern Ute Indian Tribe of Southern Ute Indian Reservation 1.45%, VRDN (b)	3,200	3,200
		55,325
Connecticut - 0.4%
Connecticut Spl. Tax Oblig. Rev. Participating VRDN Series MS 01 735, 1.35% (Liquidity Facility Morgan Stanley) (b)(e)	14,655	14,655
District Of Columbia - 0.5%
District of Columbia Gen. Oblig.:
Participating VRDN Series Putters 214, 1.36% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,995	4,995
Series B, 1.32% (FSA Insured), VRDN (b)	10,000	10,000
District of Columbia Rev. (Defenders of Wildlife Proj.) 1.38%, LOC Bank of America NA, VRDN (b)	2,500	2,500
		17,495
Florida - 2.8%
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series MSTC 01 161, 1.35% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)	3,300	3,300
Series SGA 03 138, 1.4% (Liquidity Facility Societe Generale) (b)(e)	4,100	4,100
Florida Dept. of Envir. Protection Preservation Rev. Participating VRDN:
Series Floaters 722, 1.36% (Liquidity Facility Morgan Stanley) (b)(e)	7,130	7,130
Series MS 01 634, 1.36% (Liquidity Facility Morgan Stanley) (b)(e)	12,420	12,420
Florida Gen. Oblig. Participating VRDN Series ROC II 1000, 1.38% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	7,565	7,565
Florida Hsg. Fin. Agcy. (Town Colony II Proj.) Series 1985 EE, 1.33%, LOC Cr. Suisse First Boston Bank, VRDN (b)	10,400	10,400
Florida Local Govt. Fin. Auth. Rev. Series A, 1.11% 9/1/04, LOC Wachovia Bank NA, CP	4,609	4,609
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.) Series 1994, 1.13% tender 9/2/04, CP mode	$ 5,810	$ 5,810
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Participating VRDN Series PA 1026R, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,690	6,690
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 1.41%, VRDN (b)	15,200	15,200
Palm Beach County Rev. (Benjamin Private School Proj.) 1.33%, LOC Bank of America NA, VRDN (b)	4,500	4,500
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 1984 S, 1.5% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	3,275	3,275
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series MS 98 112, 1.36% (Liquidity Facility Morgan Stanley) (b)(e)	5,745	5,745
Univ. of North Florida Foundation, Inc. Rev. 1.35%, LOC Wachovia Bank NA, VRDN (b)	3,000	3,000
		93,744
Georgia - 2.9%
DeKalb County Hsg. Auth. Multi-family Hsg. Rev.:
(Lenox Pointe Proj.) Series 1996 A, 1.37%, LOC Southtrust Bank NA, VRDN (b)	10,705	10,705
(Timber Trace Apts. Proj.) 1.33%, LOC Freddie Mac, VRDN (b)	10,750	10,750
Floyd County Dev. Auth. Rev. (Darlington School Proj.) Series 2000, 1.37%, LOC Suntrust Bank, VRDN (b)	16,400	16,400
Fulton County Bldg. Auth. Rev. Participating VRDN Series Putters 323, 1.34% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	13,560	13,560
Georgia Gen. Oblig. Participating VRDN:
Series Putters 493, 1.34% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	15,415	15,415
Series Putters 494, 1.34% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,795	3,795
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN Series SG 40, 1.36% (Liquidity Facility Societe Generale) (b)(e)	14,610	14,610
Georgia Road & Thruway Auth. Rev. Participating VRDN Series PT 2019, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,025	5,025
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series Floaters 01 675, 1.36% (Liquidity Facility Morgan Stanley) (b)(e)	5,900	5,900
		96,160
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Hawaii - 0.3%
Hawaii Gen. Oblig. Participating VRDN Series PT 960, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	$ 5,900	$ 5,900
Honolulu City & County Gen. Oblig. Participating VRDN Series PT 2143, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,505	4,505
		10,405
Illinois - 10.5%
Champaign County Cmnty. Unit School District #116 Urbana Participating VRDN Series Floaters 01 669, 1.36% (Liquidity Facility Morgan Stanley) (b)(e)	7,105	7,105
Chicago Board of Ed. Participating VRDN:
Series AAB 03 16, 1.39% (Liquidity Facility ABN-AMRO Bank NV) (b)(e)	9,995	9,995
Series BA 96 BB, 1.42% (Liquidity Facility Bank of America NA) (b)(e)	11,100	11,100
Series Merlots 97 E, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(e)	3,125	3,125
Series MS 01 566, 1.36% (Liquidity Facility Morgan Stanley) (b)(e)	5,000	5,000
Series Putters 199, 1.36% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	10,610	10,610
Series SGA 98, 1.4% (Liquidity Facility Societe Generale) (b)(e)	7,820	7,820
Chicago Gen. Oblig. Participating VRDN:
Series Merlots 00 A12, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(e)	2,715	2,715
Series PT 2357, 1.36% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	5,760	5,760
Chicago Midway Arpt. Rev. Participating VRDN Series Putters 229, 1.36% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,680	5,680
Chicago Pub. Bldg. Commission Bldg. Rev. Participating VRDN Series EGL 03 15, 1.38% (Liquidity Facility Citibank NA, New York) (b)(e)	2,800	2,800
Chicago Wastewtr. Transmission Rev. Participating VRDN Series PT 2312, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,695	7,695
Chicago Wtr. Rev.:
Bonds 0% 11/1/04 (FGIC Insured)	2,960	2,954
Participating VRDN:
Series Merlots 00 TT, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(e)	2,600	2,600
Series Merlots 97 V, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(e)	4,660	4,660
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago Wtr. Rev.: - continued
Participating VRDN:
Series MS 01 560, 1.36% (Liquidity Facility Morgan Stanley) (b)(e)	$ 12,000	$ 12,000
Cook County Gen. Oblig.:
Participating VRDN Series EGL 01 1302, 1.38% (Liquidity Facility Citibank NA, New York) (b)(e)	16,850	16,850
Series 2004 E, 1.33% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	14,000	14,000
Du Page County Rev. (Morton Arboretum Proj.) 1.33%, LOC Bank of America NA, VRDN (b)	10,000	10,000
Illinois Dev. Fin. Auth. Gas Supply Rev. Participating VRDN Series PA 1166, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	10,805	10,805
Illinois Edl. Facilities Auth. Revs.:
Participating VRDN Series Merlots 97 U, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(e)	4,535	4,535
(Elmhurst College Proj.) 1.35%, LOC Bank One NA, Chicago, VRDN (b)	3,000	3,000
Illinois Fin. Auth. Rev.:
Bonds (DePaul Univ. Proj.) 4% 10/1/04	500	501
(Central Dupage Hosp. Proj.) Series 2004 C, 1.35%, VRDN (b)	27,000	27,000
Illinois Gen. Oblig. Participating VRDN:
Series EGL 00 1304, 1.38% (Liquidity Facility Citibank NA, New York) (b)(e)	2,600	2,600
Series EGL 01 1307, 1.38% (Liquidity Facility Citibank NA, New York) (b)(e)	10,675	10,675
Series MS 98 143, 1.36% (Liquidity Facility Morgan Stanley) (b)(e)	13,560	13,560
Series PT 01 1760, 1.36% (Liquidity Facility BNP Paribas SA) (b)(e)	5,505	5,505
Series Putters 133, 1.36% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	15,500	15,500
Illinois Health Facilities Auth. Rev. Participating VRDN Series PA 1217, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,375	6,375
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series BA 03 C, 1.4% (Liquidity Facility Bank of America NA) (b)(e)	7,045	7,045
Series EGL 01 1306, 1.38% (Liquidity Facility Citibank NA, New York) (b)(e)	19,275	19,275
Series Merlots 01 A73, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(e)	4,940	4,940
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Reg'l. Trans. Auth. Participating VRDN: - continued
Series Merlots 02 A24, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(e)	$ 9,960	$ 9,960
Series MSTC 9044, 1.41% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)	7,355	7,355
Illinois Sales Tax Rev. Participating VRDN:
Series PT 1655, 1.36% (Liquidity Facility WestLB AG) (b)(e)	2,470	2,470
Series ROC II R4516, 1.38% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	4,510	4,510
Kane & DeKalb Counties Cmnty. Unit School District #302 Participating VRDN Series Putters 283, 1.36% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,240	3,240
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300 Carpentersville Participating VRDN Series EGL 00 1310, 1.38% (Liquidity Facility Citibank NA, New York) (b)(e)	14,850	14,850
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN Series EGL 02 6001, 1.38% (Liquidity Facility Citibank NA, New York) (b)(e)	5,400	5,400
Quincy Rev. (Blessing Hosp. Proj.) 1.35%, LOC Bank One NA, Chicago, VRDN (b)	15,000	15,000
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating VRDN Series SG 65, 1.36% (Liquidity Facility Societe Generale) (b)(e)	5,705	5,705
Yorkville Svc. Area 2004-106 Tax (MPI Grande Reserve Proj.) 1.34%, LOC Lasalle Bank NA, VRDN (b)	6,000	6,000
		348,275
Indiana - 1.0%
Carmel School Bldg. Corp. Participating VRDN Series PT 02 1458, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,035	1,035
Indiana Bond Bank Rev. Participating VRDN Series MSTC 01 177, 1.4% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)	13,350	13,350
Indianapolis Arpt. Auth. Rev. Participating VRDN Series SGA 31, 1.4% (Liquidity Facility Societe Generale) (b)(e)	7,435	7,435
Saint Joseph County Health Care Facilities (South Bend Med. Foundation Prog.) Series 2000, 1.39%, LOC Key Bank NA, VRDN (b)	3,200	3,200
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.):
Series 1985 L3, 1.13% tender 9/2/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	2,600	2,600
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.): - continued
Series 1985 L4, 1.13% tender 9/2/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	$ 4,000	$ 4,000
Series 1985 L6, 1.13% tender 9/2/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	2,600	2,600
		34,220
Kansas - 0.6%
Burlington Poll. Cont. Rev. Bonds (Kansas Elec. Pwr. Coop., Inc. Proj.):
Series 1985 C1, 1.13% tender 9/2/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	3,300	3,300
Series 1985 C2, 1.13% tender 9/2/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	5,500	5,500
Kansas Dev. Fin. Auth. Pub. Wtr. Supply Revolving Ln. Fund Rev. Participating VRDN Series Putters 324, 1.36% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	11,985	11,985
		20,785
Kentucky - 2.6%
Danville Multi-City Lease Rev. Bonds (Kentucky Muni. League Pooled Lease Fing. Prog.):
1.17% tender 9/8/04, LOC Fifth Third Bank, Cincinnati, CP mode	12,500	12,500
1.25% tender 9/20/04, LOC Fifth Third Bank, Cincinnati, CP mode	3,710	3,710
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 1.13% tender 9/1/04, CP mode	5,000	5,000
Kentucky Asset/Liability Commission Gen. Fund Rev. TRAN Series A, 3% 6/29/05	33,000	33,389
Kentucky Econ. Dev. Fin. Auth. Hosp. (Highlands Reg'l. Med. Ctr. Proj.) Series 1998 A, 1.43%, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,375	5,375
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 1.5% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	4,700	4,700
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 1.13% tender 9/3/04, CP mode	13,800	13,800
Warren County Hosp. Facilities Rev. (Bowling Green-Warren County Cmnty. Hosp. Corp. Proj.) 1.35%, LOC Bank One, Kentucky NA, VRDN (b)	8,200	8,200
		86,674
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Louisiana - 0.5%
Louisiana Office Facilities Lease Rev. Participating VRDN Series PT 2031, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	$ 5,870	$ 5,870
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical Co. Proj.) Series 1994 B, 1.44%, VRDN (b)	10,000	10,000
		15,870
Maine - 0.3%
Maine Hsg. Auth. Mtg. Purchase Rev. Series 2003 E1, 1.31% (AMBAC Insured), VRDN (b)	10,000	10,000
Maryland - 0.7%
Anne Arundel County Port Facilities Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.23% tender 9/20/04, LOC Wachovia Bank NA, CP mode	3,200	3,200
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.45% tender 9/24/04, LOC Wachovia Bank NA, CP mode	3,255	3,255
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Participating VRDN Series PT 916, 1.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,840	3,840
Maryland Health & Higher Edl. Facilities Auth. Rev. (Kennedy Krieger Institute Proj.) Series D, 1.37%, LOC Manufacturers & Traders Trust Co., VRDN (b)	4,000	4,000
Montgomery County Gen. Oblig. Series 2002, 1.15% 9/1/04 (Liquidity Facility Toronto-Dominion Bank), CP	10,000	10,000
		24,295
Massachusetts - 0.3%
Massachusetts Gen. Oblig. Participating VRDN Series EGL 04 0005, 1.35% (Liquidity Facility Citibank NA) (b)(e)	8,100	8,100
Michigan - 2.5%
Clinton Econ. Dev. Corp. Rev. (Clinton Area Care Ctr. Proj.) 1.42%, LOC Northern Trust Co., Chicago, VRDN (b)	5,300	5,300
Detroit City School District Participating VRDN Series Putters 388, 1.36% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,780	1,780
Detroit Swr. Disp. Rev. Participating VRDN Series Merlots 01 A112, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(e)	5,195	5,195
Detroit Wtr. Supply Sys. Rev. Participating VRDN Series Merlots 00 D, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(e)	2,100	2,100
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202, 1.38% (Liquidity Facility Citibank NA, New York) (b)(e)	3,900	3,900
Forest Hills Pub. Schools Participating VRDN Series PT 1762, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,605	2,605
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Grand Rapids Pub. Schools 1.34%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	$ 2,000	$ 2,000
Macomb County Hosp. Fin. Auth. Rev. (Mount Clemens Gen. Hosp. Proj.) Series 2003 A2, 1.51%, LOC Comerica Bank, Detroit, VRDN (b)	8,380	8,380
Michigan Bldg. Auth. Rev. Participating VRDN:
Series MS 907, 1.36% (Liquidity Facility Morgan Stanley) (b)(e)	4,948	4,948
Series PT 2234, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,375	2,375
Michigan Hosp. Fin. Auth. Hosp. Rev. (Holland Cmnty. Hosp. Proj.) 1.34%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	3,750	3,750
Michigan Pub. Pwr. Agcy. Rev. Participating VRDN Series PA 1102, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,410	4,410
Michigan Strategic Fund Ltd. Oblig. Rev.:
Participating VRDN Series MS 00 382, 1.36% (Liquidity Facility Morgan Stanley) (b)(e)	8,745	8,745
(Holland Home Oblig. Group Proj.) 1.35%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	8,940	8,940
Series 1999, 1.35%, LOC Standard Fed. Bank, VRDN (b)	5,000	5,000
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.):
Series 1988 A, 1.65%, VRDN (b)	500	500
1.9%, VRDN (b)	8,075	8,075
Saint Clair County Econ. Dev. Corp. Poll. Cont. Rev. Participating VRDN Series MS 00 282, 1.36% (Liquidity Facility Morgan Stanley) (b)(e)	5,000	5,000
		83,003
Minnesota - 1.8%
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN Series MS 01 634, 1.4% (Liquidity Facility Morgan Stanley) (b)(e)	7,800	7,800
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN Series Merlots 00 ZZ, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(e)	3,795	3,795
Minnesota Gen. Oblig. Participating VRDN Series MS 01 719, 1.36% (Liquidity Facility Morgan Stanley) (b)(e)	7,300	7,300
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Minnesota - continued
Univ. of Minnesota:
Series 1999 A, 1.35% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	$ 14,260	$ 14,260
Series 2001 C, 1.35% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	24,700	24,700
		57,855
Mississippi - 0.8%
Mississippi Dev. Bank Spl. Oblig. Bonds Series Merlots 00 HH, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	3,390	3,390
Mississippi Gen. Oblig. Participating VRDN:
Series EGL 99 2401, 1.38% (Liquidity Facility Citibank NA, New York) (b)(e)	3,600	3,600
Series Putters 138, 1.36% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	9,955	9,955
Univ. of Mississippi Edl. Bldg. Corp. Rev. (Campus Impt. Proj.) Series 2000 A, 1.37% (MBIA Insured), VRDN (b)	7,900	7,900
		24,845
Missouri - 0.6%
Missouri Board of Pub. Bldgs. State Office Bldg. Spl. Oblig. Participating VRDN Series Putters 382, 1.34% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	8,090	8,090
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Assemblies of God College Proj.) Series 2001, 1.33%, LOC Bank of America NA, VRDN (b)	5,000	5,000
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series PA 1049, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,110	5,110
		18,200
Nebraska - 0.6%
Douglas County School District #1 Participating VRDN Series ROC II R4058, 1.38% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	7,395	7,395
Omaha Convention Hotel Corp. Participating VRDN Series PA 1078, 1.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,995	4,995
Omaha Gen. Oblig. Participating VRDN Series EGL 00 2701, 1.38% (Liquidity Facility Citibank NA, New York) (b)(e)	8,265	8,265
		20,655
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nevada - 1.3%
Carson City Hosp. Rev. (Carson-Tahoe Hosp. Proj.) Series B, 1.33%, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 10,500	$ 10,500
Clark County Gen. Oblig. Participating VRDN Series AAB 01 25, 1.39% (Liquidity Facility ABN-AMRO Bank NV) (b)(e)	19,505	19,505
Clark County School District Participating VRDN Series PT 1721, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,585	5,585
Nevada Gen. Oblig. Participating VRDN Series SGB 31, 1.38% (Liquidity Facility Societe Generale) (b)(e)	6,000	6,000
		41,590
New Jersey - 2.0%
New Jersey Gen. Oblig. Participating VRDN:
Series LB04 L55J, 1.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	37,400	37,400
Series MSTC 01 174, 1.34% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)	3,400	3,400
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series EGL 030034, 1.35% (Liquidity Facility Citibank NA, New York) (b)(e)	3,500	3,500
Series PA 958P, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,000	1,000
Univ. of Medicine & Dentistry Series 2002 B, 1.32% (AMBAC Insured), VRDN (b)	22,325	22,325
		67,625
New Jersey/Pennsylvania - 0.2%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Participating VRDN Series SGA 89, 1.35% (Liquidity Facility Societe Generale) (b)(e)	7,500	7,500
New Mexico - 0.1%
New Mexico Fin. Auth. Trans. Rev. Participating VRDN Series MS 949, 1.36% (Liquidity Facility Morgan Stanley) (b)(e)	2,500	2,500
New York - 4.7%
Battery Park City Auth. Rev. Participating VRDN Series PT 2057, 1.34% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,380	5,380
Long Island Pwr. Auth. Elec. Sys. Rev. Participating VRDN:
Series PA 522, 1.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	10,600	10,600
Series PA 996, 1.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,900	4,900
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Gen. Oblig. Participating VRDN:
Series PT 2209, 1.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	$ 6,220	$ 6,220
Series PT 962, 1.35% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	16,405	16,405
Series ROC II 251, 1.39% (Citigroup Global Markets Hldgs., Inc. Guaranteed) (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	8,000	8,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 04 0015, 1.34% (Liquidity Facility Citibank NA) (b)(e)	10,000	10,000
Series EGL 04 27 Class A, 1.34% (Liquidity Facility Citibank NA) (b)(e)	8,485	8,485
Series PT 2114, 1.34% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	12,635	12,635
Series 1, 1.35% 9/24/04 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility JPMorgan Chase Bank), CP	8,500	8,500
New York State Dorm. Auth. Revs. Participating VRDN:
Series PA 1196, 1.34% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,795	5,795
Series PT 746, 1.34% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,995	4,995
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Participating VRDN:
Series PT 2012, 1.34% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,220	5,220
Series PT 2108, 1.34% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,125	7,125
New York State Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN Series PT 2090, 1.34% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,000	7,000
New York State Thruway Auth. State Personal Income Tax Rev. Participating VRDN Series PT 1922, 1.34% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,810	4,810
New York State Urban Dev. Corp. Rev. Participating VRDN Series EGL 03 57, 1.34% (Liquidity Facility Citibank NA, New York) (b)(e)	9,880	9,880
New York Transitional Fin. Auth. Rev. Participating VRDN Series ROC II R2052, 1.34% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	5,180	5,180
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Tobacco Settlement Fing. Corp. Participating VRDN Series PT 1907, 1.34% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	$ 5,370	$ 5,370
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series EGL 03 0055, 1.34% (Liquidity Facility Citibank NA, New York) (b)(e)	10,000	10,000
		156,500
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 030059, 1.35% (Liquidity Facility Citibank NA, New York) (b)(e)	7,870	7,870
Non State Specific - 0.1%
Clipper Tax-Exempt Trust Participating VRDN Series 2003 13, 1.44% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	2,800	2,800
North Carolina - 1.2%
Charlotte Ctfs. of Prtn. Participating VRDN Series ROC II R4056, 1.38% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	6,165	6,165
North Carolina Cap. Facilities Fin. Agcy. Series 2001 A1, 1.32% 9/24/04, CP	17,728	17,728
North Carolina Gen. Oblig. Participating VRDN:
Series MSTC 01 125, 1.34% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)	2,400	2,400
Series PT 2206, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	8,000	8,000
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Participating VRDN Series Putters 341, 1.34% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	6,755	6,755
		41,048
North Dakota - 0.2%
North Dakota Muni. Bond Bank Participating VRDN Series PT 1919, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,570	6,570
Ohio - 2.4%
Cincinnati Technical & Cmnty. College Gen. Receipts Participating VRDN Series PT 1615, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,670	5,670
Clark County Health Care Facilities Rev. (The Ohio Masonic Home Proj.) 1.42% (AMBAC Insured), VRDN (b)	7,040	7,040
Clark County Multi-family Rev. (The Ohio Masonic Home Proj.) Series 1999, 1.42% (AMBAC Insured), VRDN (b)	2,300	2,300
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ohio - continued
Darke County Health Care Facilities Rev. (Brethren Retirement Cmnty. Proj.) 1.4%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	$ 6,000	$ 6,000
Hamilton County Econ. Dev. Rev. (Contemporary Arts Ctr. Proj.) 1.35%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	2,000	2,000
Hamilton County Health Care Facilities Rev. (Twin Towers & Twin Lakes Proj.) Series B, 1.35%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,000	6,000
Madeira City School District BAN 1.75% 10/12/04	4,900	4,903
Montgomery County Health Care & Multi-family Hsg. Facilities Rev. (Franciscan St. Leonard Proj.) 1.42%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	15,645	15,645
Ohio Bldg. Auth. Participating VRDN Series PT 1824, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,095	1,095
Ohio Gen. Oblig. Participating VRDN:
Series Putters 389, 1.34% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,000	2,000
Series Putters 392, 1.34% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	8,975	8,975
Ohio Tpk. Commission Tpk. Rev. Participating VRDN Series MS 98 71, 1.35% (Liquidity Facility Morgan Stanley) (b)(e)	5,200	5,200
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (Cleveland Elec. Illuminating Co. Proj.) Series 1997 B, 1.35%, LOC Barclays Bank PLC, VRDN (b)	2,650	2,650
Port of Greater Cincinnati Dev. Auth. Rev. (Nat'l. Underground Railroad Freedom Ctr., Inc. Proj.) Series 2003 A, 1.4%, LOC Bank One NA, LOC Fifth Third Bank, Cincinnati, VRDN (b)	8,500	8,500
		77,978
Oregon - 0.7%
Portland Swr. Sys. Rev. Participating VRDN Series MS 00 386, 1.36% (Liquidity Facility Morgan Stanley) (b)(e)	10,800	10,800
Umatilla County School District #8R Hermiston Participating VRDN Series Putters 259, 1.36% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,945	5,945
Washington, Multnomah & Yamhill County School District #1J Participating VRDN Series Putters 171, 1.36% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,410	5,410
		22,155
Pennsylvania - 3.0%
Allegheny County Hosp. Dev. Auth. Rev. (Presbyterian Univ. Health Sys. Proj.) Series 1990 A, 1.35% (MBIA Insured), VRDN (b)	5,070	5,070
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Delaware County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Exelon Generation Co. Proj.) 1.12% tender 10/5/04, LOC Wachovia Bank NA, CP mode	$ 5,100	$ 5,100
Luzerne County Indl. Dev. Auth. Rev. (United Methodist Homes Proj.) 1.37%, LOC Bank of New York, New York, VRDN (b)	4,900	4,900
Northampton Gen. Purp. Auth. (Lehigh Univ. Proj.) 1.32% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	4,000	4,000
Pennsylvania Econ. Dev. Fing. Auth. Rev. (Dr. Gertrude Barber Ctr. Proj.) 1.34%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	6,500	6,500
Pennsylvania Gen. Oblig. Participating VRDN Series MSTC 00 110, 1.35% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)	1,000	1,000
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN:
Series AAB 03 24, 1.38% (Liquidity Facility ABN-AMRO Bank NV) (b)(e)	2,300	2,300
Series Putters 371Z, 1.34% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,100	2,100
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Participating VRDN Series ROC II R4552, 1.38% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	2,605	2,605
Philadelphia Auth. Indl. Dev. Lease Rev. Participating VRDN Series PA 1222, 1.34% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,000	6,000
Philadelphia Gas Works Rev.:
Participating VRDN Series Putters 384, 1.34% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	9,100	9,100
Series 2002 D, 1.39% 9/1/04, LOC JPMorgan Chase Bank, CP	14,400	14,400
Philadelphia School District TRAN 3% 6/30/05	15,900	16,080
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series SG 158, 1.34% (Liquidity Facility Societe Generale) (b)(e)	20,000	20,000
		99,155
Rhode Island - 0.2%
Rhode Island & Providence Plantation Bonds Series A, 4% 12/1/04 (FSA Insured)	2,000	2,013
Rhode Island Health & Edl. Bldg. Corp. Rev. Participating VRDN Series PT 2253, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,730	3,730
		5,743
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Carolina - 2.5%
Berkeley County School District Participating VRDN Series MSCO 01 656, 1.36% (Liquidity Facility Morgan Stanley) (b)(e)	$ 6,000	$ 6,000
Charleston Wtrwks. & Swr. Rev. Series A, 1.35% (Liquidity Facility Bank of America NA), VRDN (b)	9,000	9,000
Chesterfield County School District Participating VRDN Series PT 02 1453, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,470	6,470
South Carolina Pub. Svc. Auth. Rev.:
Participating VRDN:
Series PT 1877, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,800	5,800
Series Putters 252, 1.34% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)	14,905	14,905
1.17% 9/7/04, CP	20,424	20,424
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN:
Series PT 2305, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,870	7,870
Series Putters 316, 1.36% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	2,485	2,485
Western Carolina Reg'l. Swr. Auth. Swr. Sys. Rev. Participating VRDN Series Floaters 01 606, 1.36% (Liquidity Facility Morgan Stanley) (b)(e)	6,550	6,550
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 1.9% tender 11/9/04, CP mode	4,600	4,600
		84,104
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters PT 1406, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,225	6,225
Tennessee - 1.6%
Bristol Health & Edl. Facilities Board Rev. Participating VRDN Series LB 03 L42J, 1.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	6,100	6,100
Elizabethton Health & Edl. Facilities Board Rev. Participating VRDN Series PT 894, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,995	4,995
Jackson Energy Auth. Wastewtr. Sys. Rev. 1.33% (FSA Insured), VRDN (b)	6,455	6,455
Johnson City Health & Edl. Hosp. Rev. Participating VRDN Series LB 03 L8J, 1.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	6,525	6,525
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Tennessee - continued
Memphis Elec. Sys. Rev. Participating VRDN Series MS 879, 1.36% (Liquidity Facility Morgan Stanley) (b)(e)	$ 9,245	$ 9,245
Metropolitan Govt. Nashville & Davidson County District Energy Sys. Rev. Participating VRDN Series ROC II R2072, 1.38% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	2,135	2,135
Shelby County Gen. Oblig. Participating VRDN Series EGL 01 4201, 1.38% (Liquidity Facility Citibank NA, New York) (b)(e)	10,640	10,640
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Saint Benedict Auburndale School Proj.) 1.37%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	5,000	5,000
		51,095
Texas - 17.7%
Austin Elec. Util. Sys. Rev. Participating VRDN Series SGA 122, 1.4% (Liquidity Facility Societe Generale) (b)(e)	9,680	9,680
Austin Util. Sys. Rev. Participating VRDN Series BA 98 V, 1.36% (Liquidity Facility Bank of America NA) (b)(e)	5,790	5,790
Austin Wtr. & Wastewtr. Sys. Rev. 1.35% (FSA Insured), VRDN (b)	10,000	10,000
Coastal Bend Facilities Dev. Corp. Incarnate Word Health Sys. Rev. Series 1998 B, 1.3% (AMBAC Insured), VRDN (b)	8,445	8,445
Cypress-Fairbanks Independent School District Participating VRDN:
Series EGL 00 4304, 1.38% (Liquidity Facility Citibank NA, New York) (b)(e)	5,000	5,000
Series ROC II R4514, 1.38% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	5,530	5,530
Dallas Wtr. & Swr. Sys. Rev. Series B, 1.09% 9/3/04, CP	4,000	4,000
Denton Independent School District Participating VRDN Series SG 02 166, 1.36% (Liquidity Facility Societe Generale) (b)(e)	20,120	20,120
Denton Util. Sys. Rev. Participating VRDN Series SGA 32, 1.4% (Liquidity Facility Societe Generale) (b)(e)	15,230	15,230
Edinburg Consolidated Independent School District Participating VRDN Series SGA 106, 1.4% (Liquidity Facility Societe Generale) (b)(e)	8,600	8,600
Fort Bend County Gen. Oblig. Participating VRDN Series SGB 46, 1.38% (Liquidity Facility Societe Generale) (b)(e)	4,500	4,500
Frisco Gen. Oblig. Participating VRDN Series PT 1932, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	9,585	9,585
Grapevine-Colleyville Independent School District Participating VRDN Series SG 69, 1.36% (Liquidity Facility Societe Generale) (b)(e)	6,575	6,575
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Harris County Gen. Oblig. Participating VRDN Series ROC II R1029, 1.38% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	$ 3,475	$ 3,475
Harris County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series FRRI 99 A53, 1.42% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)	6,200	6,200
Harris County Hosp. District Rev. Bonds Series PT 726, 1.35%, tender 12/9/04 (Liquidity Facility BNP Paribas SA) (b)(e)(f)	4,995	4,995
Houston Arpt. Sys. Rev. Participating VRDN:
Series Merlots 00 A25, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(e)	12,475	12,475
Series SG 03 161, 1.38% (Liquidity Facility Societe Generale) (b)(e)	18,435	18,435
Houston Gen. Oblig.:
Participating VRDN:
Series LB 2004 L41, 1.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	13,460	13,460
Series PT 969, 1.36% (Liquidity Facility DEPFA BANK PLC) (b)(e)	12,700	12,700
Series Putters 489, 1.36% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,700	2,700
Series E, 1.12% 9/1/04 (Liquidity Facility Bank of America NA), CP	7,000	7,000
Houston Health Facilities Dev. Corp. Retirement Facility Rev. (Buckingham Sr. Living Cmnty. Proj.) Series C, 1.33%, LOC Lasalle Bank NA, VRDN (b)	8,000	8,000
Houston Independent School District Bonds 1.73%, tender 6/15/05 (Permanent School Fund of Texas Guaranteed) (b)	12,050	12,050
Houston Util. Sys. Rev. Participating VRDN Merlots 04 B17, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(e)	7,500	7,500
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Merlots 02 A16, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(e)	3,790	3,790
Series MS 00 427, 1.36% (Liquidity Facility Morgan Stanley) (b)(e)	8,245	8,245
Series MS 00 495, 1.36% (Liquidity Facility Morgan Stanley) (b)(e)	6,038	6,038
Series SG 120, 1.36% (Liquidity Facility Societe Generale) (b)(e)	15,495	15,495
Series Stars 40, 1.36% (Liquidity Facility BNP Paribas SA) (b)(e)	10,700	10,700
Irving Independent School District Participating VRDN Series ROC II R2028, 1.38% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	3,380	3,380
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Katy Independent School District Series 2004 C, 1.34% (Permanent School Fund of Texas Guaranteed), VRDN (b)	$ 13,100	$ 13,100
Lower Colorado River Auth. Rev. Participating VRDN Series PA 590R, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	10,200	10,200
Lower Colorado River Auth. Transmission Contract Rev. Participating VRDN Series PT 1818, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,260	4,260
Mansfield Independent School District Participating VRDN Series Stars 75, 1.36% (Liquidity Facility BNP Paribas SA) (b)(e)	14,490	14,490
Mesquite Independent School District Participating VRDN Series PT 1386, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	8,525	8,525
Midlothian Independent School District Participating VRDN Series PT 2179, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,400	5,400
New Braunfels Gen. Oblig. Participating VRDN Series PT 2211, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,655	5,655
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Participating VRDN Series SG 168, 1.36% (Liquidity Facility Societe Generale) (b)(e)	23,940	23,940
Nueces River Indl. Dev. Auth. Poll. Cont. Rev. Bonds (San Miguel Elec. Coop., Inc. Proj.) Series 1984, 1.35% tender 10/12/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	5,600	5,600
Round Rock Independent School District Participating VRDN Series MS 01 578, 1.36% (Liquidity Facility Morgan Stanley) (b)(e)	3,875	3,875
San Antonio Elec. & Gas Systems Rev.:
Participating VRDN:
Series MS 876, 1.36% (Liquidity Facility Morgan Stanley) (b)(e)	2,995	2,995
Series ROC II R3011, 1.38% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	7,360	7,360
Series SG 101, 1.36% (Liquidity Facility Societe Generale) (b)(e)	11,475	11,475
Series SG 107, 1.36% (Liquidity Facility Societe Generale) (b)(e)	5,160	5,160
1.35% (Liquidity Facility Bank of America NA), VRDN (b)	51,000	51,000
San Antonio Independent School District:
Bonds Series AAB 01 28, 1.39%, tender 9/7/04 (Liquidity Facility ABN-AMRO Bank NV) (b)(e)	3,900	3,900
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
San Antonio Independent School District: - continued
Participating VRDN Series EGL 01 4311, 1.38% (Liquidity Facility Citibank NA, New York) (b)(e)	$ 4,800	$ 4,800
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots 00 VV, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(e)	4,000	4,000
Schertz-Cibolo-Universal City Independent School District Participating VRDN:
Series MSTC 01 156 Class A, 1.4% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)	10,505	10,505
Series PT 1610, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,755	6,755
Spring Branch Independent School District Bonds 1.133%, tender 9/9/04 (Permanent School Fund of Texas Guaranteed) (b)	31,100	31,100
Texas City Indl. Dev. Corp. Marine Term. Participating VRDN Series Merlots 00 A34, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(e)	3,925	3,925
Texas Gen. Oblig.:
Participating VRDN:
Series LB 04 L61J, 1.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	6,500	6,500
Series LB 04 L62J, 1.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	5,875	5,875
Series ROC II R4020, 1.38% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	3,590	3,590
TRAN 3% 8/31/05	31,450	31,883
Texas Wtr. Dev. Board Rev. Participating VRDN:
Series PT 2183, 1.34% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	11,860	11,860
Series SGA 00 104, 1.4% (Liquidity Facility Societe Generale) (b)(e)	10,470	10,470
Tyler Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series PT 833, 1.36% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)	4,065	4,065
Waco Edl. Fin. Corp. Rev. (Baylor Univ. Proj.) Series A, 1.32% (XL Cap. Assurance, Inc. Insured), VRDN (b)	4,010	4,010
		585,966
Utah - 0.4%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Participating VRDN Series MS 00 409, 1.36% (Liquidity Facility Morgan Stanley) (b)(e)	13,800	13,800
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Virginia - 1.5%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	$ 2,800	$ 2,800
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984:
1.23% tender 9/13/04, CP mode	2,800	2,800
1.31% tender 10/5/04, CP mode	3,700	3,700
1.31% tender 10/7/04, CP mode	4,000	4,000
1.37% tender 10/12/04, CP mode	4,000	4,000
Series 1987, 1.23% tender 9/20/04, CP mode	1,100	1,100
Lynchburg Indl. Dev. Auth. Hosp. Facilities First Mtg. Rev. (Volunteer Hosp. of America Mid-Atlantic States Proj.) Series 1985 G, 1.3% (AMBAC Insured), VRDN (b)	2,970	2,970
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN:
Series MS 01 721, 1.36% (Liquidity Facility Morgan Stanley) (b)(e)	5,400	5,400
Series Putters 134, 1.36% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	6,975	6,975
Virginia Commonwealth Trans. Board Trans. Rev. Participating VRDN Series MS 01 727, 1.36% (Liquidity Facility Morgan Stanley) (b)(e)	8,400	8,400
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Participating VRDN Series ROC II R 6027, 1.38% (Liquidity Facility Citibank NA) (b)(e)	3,400	3,400
Virginia Pub. School Auth. Participating VRDN Series Putters 139, 1.36% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	4,185	4,185
		49,730
Washington - 6.5%
Benton County School District #400 Richland Participating VRDN Series PT 1888, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,535	6,535
Clark County Pub. Util. District #1 Generating Sys. Rev. Bonds Series Merlots 01 A122, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	4,095	4,095
Energy Northwest Elec. Rev. Participating VRDN:
Series PT 1606, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,785	5,785
Series PT 615, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	16,255	16,255
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Energy Northwest Elec. Rev. Participating VRDN: - continued
Series PT 982, 1.36% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	$ 6,380	$ 6,380
Series Putters 248, 1.36% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,785	3,785
King County Gen. Oblig. Participating VRDN:
Series PT 1569, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	9,310	9,310
Series PT 2248, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,590	5,590
King County Swr. Rev.:
Participating VRDN:
Series Merlots 00 E, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(e)	1,900	1,900
Series MS 01 554, 1.36% (Liquidity Facility Morgan Stanley) (b)(e)	9,715	9,715
Series 2001 B, 1.32%, LOC Landesbank Hessen-Thuringen, VRDN (b)	9,000	9,000
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 1.35%, LOC Bank of America NA, VRDN (b)	7,955	7,955
Pierce County School District #3 Puyallup Participating VRDN:
Series PT 2136, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,235	5,235
Series Putters 415, 1.36% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,275	4,275
Seattle Drain & Wastewtr. Rev. Participating VRDN Series PT 1605, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,800	6,800
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN:
Series Merlots 01 A56, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(e)	9,920	9,920
Series ROC II R2055, 1.38% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	6,670	6,670
Seattle Wtr. Sys. Rev. Participating VRDN Series ROC II R4006, 1.38% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	4,985	4,985
Skagit County Pub. Hosp. District #1 Participating VRDN Series PT 2294, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,795	7,795
Washington Gen. Oblig. Participating VRDN:
Series 1998 C, 1.4% (Liquidity Facility Bank of America NA) (b)(e)	5,715	5,715
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series EGL 96 4701, 1.38% (Liquidity Facility Citibank NA, New York) (b)(e)	$ 4,000	$ 4,000
Series EGL 98 4703, 1.38% (Liquidity Facility Citibank NA, New York) (b)(e)	9,900	9,900
Series PT 1937, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	12,800	12,800
Series PT 2231, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	15,120	15,120
Series Putters 438Z, 1.36% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,300	3,300
Series SGA 35, 1.4% (Liquidity Facility Societe Generale) (b)(e)	8,990	8,990
Series Stars 54, 1.36% (Liquidity Facility BNP Paribas SA) (b)(e)	5,045	5,045
Washington Health Care Facilities Auth. Rev.:
Participating VRDN Series FRRI 02 L45J, 1.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	6,100	6,100
(Empire Health Services Proj.) 1.31%, LOC U.S. Bank NA, Minnesota, VRDN (b)	13,225	13,225
		216,180
Wisconsin - 2.0%
Milwaukee Redev. Auth. Rev. Participating VRDN Series PT 2042, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,015	6,015
Oak Creek Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 1986, 1.4%, VRDN (b)	3,300	3,300
Wisconsin Gen. Oblig. Participating VRDN:
Series PT 1231, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	15,540	15,540
Series PT 2076, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,520	3,520
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series PA 970, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,995	2,995
Series PT 761, 1.36% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)	10,385	10,385
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series PT 917, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	$ 5,960	$ 5,960
(Aurora Health Care, Inc. Proj.) Series C, 1.3%, LOC KBC Bank NV, LOC Bank of Nova Scotia New York Agcy., VRDN (b)	18,300	18,300
		66,015
	Shares
Other - 4.1%
Fidelity Tax-Free Cash Central Fund, 1.32% (c)(d)	134,502	134,502
TOTAL INVESTMENT PORTFOLIO - 97.8%		3,237,585
NET OTHER ASSETS - 2.2%		71,499
NET ASSETS - 100%		$ 3,309,084
Total Cost for Federal Income Tax Purposes $ 3,237,585
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues) . At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,480,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Clark County Pub. Util. District #1 Generating Sys. Rev. Bonds Series Merlots 01 A122, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA)	11/26/01	$ 4,095
Harris County Hosp. District Rev. Bonds Series PT 726, 1.35%, tender 12/9/04 (Liquidity Facility BNP Paribas SA)	1/23/03	$ 4,995
Mississippi Dev. Bank Spl. Oblig. Bonds Series Merlots 00 HH, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA)	4/26/00	$ 3,390
Income Tax Information
The fund hereby designates approximately $361,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2004

Assets
Investment in securities, at value (cost $3,237,585) - See accompanying schedule		$ 3,237,585
Cash		82,340
Receivable for fund shares sold		4,665
Interest receivable		6,517
Receivable from investment adviser for expense reductions		262
Other receivables		133
Total assets		3,331,502

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 14,937
Payable for fund shares redeemed	6,071
Distributions payable	210
Accrued management fee	1,193
Other affiliated payables	7
Total liabilities		22,418

Net Assets		$ 3,309,084
Net Assets consist of:
Paid in capital		$ 3,308,145
Accumulated net realized gain (loss) on investments		939
Net Assets, for 3,307,580 shares outstanding		$ 3,309,084
Net Asset Value, offering price and redemption price per share ($3,309,084 ÷ 3,307,580 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2004

Investment Income
Interest		$ 33,656

Expenses
Management fee	$ 13,344
Non-interested trustees' compensation	18
Total expenses before reductions	13,362
Expense reductions	(3,412)	9,950
Net investment income		23,706
Net realized gain (loss) on investment securities		939
Net increase in net assets resulting from operations		$ 24,645

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2004	Year ended August 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 23,706	$ 28,580
Net realized gain (loss)	939	1,117
Net increase (decrease) in net assets resulting from operations	24,645	29,697
Distributions to shareholders from net investment income	(23,706)	(28,580)
Distributions to shareholders from net realized gain	(604)	-
Total distributions	(24,310)	(28,580)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	3,096,884	3,271,539
Reinvestment of distributions	22,240	25,679
Cost of shares redeemed	(2,848,288)	(3,011,002)
Net increase (decrease) in net assets and shares resulting from share transactions	270,836	286,216
Total increase (decrease) in net assets	271,171	287,333

Net Assets
Beginning of period	3,037,913	2,750,580
End of period	$ 3,309,084	$ 3,037,913

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.008	.010	.015	.033	.036
Net realized and unrealized gain (loss)D	-	-	-	-	-
Total from investment operations	.008	.010	.015	.033	.036
Distributions from net investment income	(.008)	(.010)	(.015)	(.033)	(.036)
Distributions from net realized gain	-D	-	-	-	-
Total distributions	(.008)	(.010)	(.015)	(.033)	(.036)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA,B	.79%	.98%	1.48%	3.38%	3.63%
Ratios to Average Net AssetsC
Expenses before expense reductions	.43%	.43%	.44%	.50%	.50%
Expenses net of voluntary waivers, if any	.33%	.33%	.34%	.40%	.40%
Expenses net of all reductions	.32%	.31%	.30%	.37%	.40%
Net investment income	.76%	.97%	1.45%	3.31%	3.56%
Supplemental Data
Net assets, end of period (in millions)	$ 3,309	$ 3,038	$ 2,751	$ 2,453	$ 2,214

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former account closeout fee.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2004

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan Municipal Money Fund (the fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .43% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,158 for the period.

Annual Report

4. Expense Reductions.

FMR agreed to reimburse the fund to the extent annual operating expenses exceeded ..33% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $3,113.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $299.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Union Street Trust II and the Shareholders of Spartan Municipal Money Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Municipal Money Fund (a fund of Fidelity Union Street Trust II) at August 31, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan Municipal Money Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 7, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees 295 funds advised by FMR or an affiliate. Mr. McCoy oversees 297 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Municipal Money Market (2001) and Spartan Municipal Money (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Council of the Public Company Accounting Oversight Board (PCAOB), Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (72)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1991

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. (leadership education for arts and culture). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (65)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Dirks and Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Union Street Trust II. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Union Street Trust II. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan®(7)Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (60)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Union Street Trust II. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Union Street Trust II. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Revlon Inc. (2004), Bausch & Lomb, Inc., and Carpenter Technology Corporation.

Dwight D. Churchill (50)

Year of Election or Appointment: 2000

Vice President of Municipal Money Market and Spartan Municipal Money. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

David L. Murphy (56)

Year of Election or Appointment: 2002

Vice President of Municipal Money Market and Spartan Municipal Money. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003) and a Vice President of FMR (2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Norman U. Lind (48)

Year of Election or Appointment: 2001

Vice President of Municipal Money Market. Mr. Lind also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Lind managed a variety of Fidelity funds.

Michael J. Marchese (47)

Year of Election or Appointment: 2004

Vice President of Spartan Municipal Money. Mr. Marchese also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Marchese managed a variety of Fidelity funds.

Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of Municipal Money Market and Spartan Municipal Money. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (45)

Year of Election or Appointment: 2003

Assistant Secretary of Municipal Money Market and Spartan Municipal Money. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Christine Reynolds (45)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Municipal Money Market and Spartan Municipal Money. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of Municipal Money Market and Spartan Municipal Money. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Municipal Money Market and Spartan Municipal Money. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Municipal Money Market and Spartan Municipal Money. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Municipal Money Market and Spartan Municipal Money. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)

Year of Election or Appointment: 1986 or 1991

Assistant Treasurer of Municipal Money Market (1986) and Spartan Municipal Money (1991). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Francis V. Knox, Jr. (57)

Year of Election or Appointment: 2002

Assistant Treasurer of Municipal Money Market and Spartan Municipal Money. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Peter L. Lydecker (50)

Year of Election or Appointment: 2004

Assistant Treasurer of Municipal Money Market and Spartan Municipal Money. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (49)

Year of Election or Appointment: 2002

Assistant Treasurer of Municipal Money Market and Spartan Municipal Money. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Municipal Money Market and Spartan Municipal Money. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Thomas J. Simpson (46)

Year of Election or Appointment: 1996

Assistant Treasurer of Municipal Money Market and Spartan Municipal Money. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Spartan Municipal Money Market Fund voted to pay on October 11, 2004, to shareholders of record at the opening of business on October 8, 2004, a distribution of $.0002 per share derived from capital gains realized from sales of portfolio securities.

During fiscal year ended August 31, 2004, 100% of the fund's income dividends was free from federal income tax, and 6.47% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

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Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.
New York, NY
and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Fidelity's Municipal
Money Market Funds

Arizona Municipal Money Market

California Municipal Money Market

Connecticut Municipal Money Market

Florida Municipal Money Market

Massachusetts Municipal Money Market

Michigan Municipal Money Market

Municipal Money Market

New Jersey Municipal Money Market

New York Municipal Money Market

Ohio Municipal Money Market

Pennsylvania Municipal Money Market

Spartan California Municipal
Money Market

Spartan Massachusetts Municipal
Money Market

Spartan Municipal Money

Spartan New Jersey Municipal
Money Market

Spartan New York Municipal
Money Market

Please carefully consider the funds' investment objectives, risks, charges and expenses before investing. For this and other information, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

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SMM-UANN-1004
1.790914.101

Fidelity®

Municipal Money Market

Fund

Annual Report

August 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year, and performance information.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Commencing with the fiscal quarter ending November 30, 2004, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

Neither the fund nor Fidelity Distributors Corporation is a bank.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2004 to August 31, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value March 1, 2004	Ending Account Value August 31, 2004	Expenses Paid During Period* March 1, 2004 to August 31, 2004
Actual	$ 1,000.00	$ 1,003.50	$ 2.22
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.76	$ 2.24

* Expenses are equal to the Fund's annualized expense ratio of .44%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 8/31/04	% of fund's investments 2/29/04	% of fund's investments 8/31/03
0 - 30	91.3	74.2	80.0
31 - 90	1.7	8.4	3.9
91 - 180	1.7	10.0	6.8
181 - 397	5.3	7.4	9.3
Weighted Average Maturity
	8/31/04	2/29/04	8/31/03
Fidelity Municipal Money Market	26 Days	38 Days	45 Days
All Tax-Free Money Market Funds Average*	36 Days	39 Days	48 Days
Asset Allocation (% of fund's net assets)
As of August 31, 2004	As of February 29, 2004
Variable Rate Demand Notes (VRDNs) 65.4%	Variable Rate Demand Notes (VRDNs) 61.2%
Commercial Paper (including CP Mode) 8.2%	Commercial Paper (including CP Mode) 10.1%
Tender Notes and Bonds 5.1%	Tender Notes and Bonds 11.4%
Municipal Notes 3.5%	Municipal Notes 10.9%
Municipal Bonds 0.4%	Municipal Bonds 0.5%
Fidelity Municipal Cash Central Fund 13.8%	Fidelity Municipal Cash Central Fund 6.1%
Net Other Assets 3.6%	Net Other Assets** (0.2)%

**Net Other Assets are not included in the pie chart.

Current and Historical Seven-Day Yields

	8/30/04	5/31/04	3/1/04	12/1/03	9/1/03
Fidelity Municipal Money Market Fund	0.91%	0.70%	0.55%	0.71%	0.50%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Investments August 31, 2004

Showing Percentage of Net Assets

Municipal Securities - 96.4%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 1.5%
ABN-AMRO Muni. Tops Ctfs. Trust Participating VRDN Series AAB 20, 1.39% (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	$ 18,190	$ 18,190
Alabama Gen. Oblig. Participating VRDN Series MS 668, 1.36% (Liquidity Facility Morgan Stanley) (b)(f)	6,623	6,623
Alabama Hsg. Fin. Auth. Multi-family Hsg. Rev.:
(Cottage Hill Pointe Apts. Proj.) Series 2001 D, 1.47%, LOC Southtrust Bank NA, VRDN (b)(e)	7,500	7,500
(Gazebo East Proj.) Series 1991 B, 1.4%, LOC Southtrust Bank NA, VRDN (b)	2,710	2,710
(Liberty Square Apts. Proj.) Series C, 1.47%, LOC Southtrust Bank NA, VRDN (b)(e)	8,500	8,500
(Sundown Apts. Proj.) Series 2000 E, 1.42%, LOC AmSouth Bank NA, Birmingham, VRDN (b)(e)	6,500	6,500
Alabama Hsg. Fin. Auth. Single Family Mtg. Rev. Bonds Series Merlots 01 A38, 1.85%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA) (b)(e)(f)(g)	16,825	16,825
Alabama Indl. Dev. Auth. Rev. (Southern Ionics, Inc. Proj.) 1.47%, LOC Southtrust Bank NA, VRDN (b)(e)	600	600
Auburn Indl. Dev. Board Indl. Dev. Rev. (Donaldson Co., Inc. Proj.) Series 1999, 1.43%, LOC Bank of America NA, VRDN (b)(e)	3,000	3,000
Birmingham Pub. Park & Recreation Board Lease Rev. (Barber Museum Proj.) 1.37%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	16,000	16,000
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Participating VRDN:
Series EGL 030007 Class A, 1.38% (Liquidity Facility Citibank NA, New York) (b)(f)	4,875	4,875
Series EGL 02 6009, 1.38% (Liquidity Facility Citibank NA, New York) (b)(f)	4,100	4,100
Columbia Indl. Dev. Board Rev. (Alabama Pwr. Co. Proj.) 1.37%, VRDN (b)(e)	15,000	15,000
Courtland Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 1.43%, LOC Wachovia Bank NA, VRDN (b)(e)	8,000	8,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.39%, VRDN (b)(e)	17,000	17,000
Florence Indl. Dev. Board Indl. Dev. Rev. (Robert J. Bevis Proj.) Series 1990, 1.41%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	400	400
Fultondale Indl. Dev. Board (Melsur Corp. Proj.) Series 2000, 1.47%, LOC Key Bank NA, VRDN (b)(e)	4,265	4,265
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - continued
Houston County Health Care Auth. Rev. Participating VRDN:
Series PT 879, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 10,195	$ 10,195
Series PT 880, 1.36% (Liquidity Facility Danske Bank AS) (b)(f)	13,630	13,630
Jackson Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 1.43%, LOC Wachovia Bank NA, VRDN (b)(e)	8,200	8,200
Jefferson County Swr. Rev. Participating VRDN:
Series EGL 02 6016, 1.38% (Liquidity Facility Citibank NA, New York) (b)(f)	5,000	5,000
Series PT 1838, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	10,625	10,625
Series PT 849, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	12,495	12,495
Lafayette Indl. Dev. Rev. (Kardoes Rubber Co., Inc. Proj.) 1.47%, LOC AmSouth Bank NA, Birmingham, VRDN (b)(e)	4,000	4,000
Mobile Indl. Dev. Board Exempt Facilities Rev. (Degussa-Hills Proj.) Series 2000 A, 1.4%, LOC Wachovia Bank NA, VRDN (b)(e)	10,000	10,000
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant Proj.) Series A, 1.4%, VRDN (b)(e)	5,300	5,300
Montgomery Indl. Dev. Board Rev. (Feldmeier-Alabama Equip. Proj.) Series 1996, 1.47%, LOC Southtrust Bank NA, VRDN (b)(e)	1,340	1,340
Roanoke Indl. Dev. Board Indl. Dev. Rev. (Steelfab, Inc. Proj.) Series 1997, 1.47%, LOC Bank of America NA, VRDN (b)(e)	1,400	1,400
Univ. of Alabama Gen. Rev. Participating VRDN Series Putters 477, 1.36% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,790	4,790
		227,063
Alaska - 1.6%
Alaska Gen. Oblig. Participating VRDN Series PT 1825, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	20,965	20,965
Alaska Hsg. Fin. Corp.:
Participating VRDN Series Merlots 99 D, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(f)	12,900	12,900
Series A, 1.37% (FSA Insured), VRDN (b)(e)	113,000	113,000
Alaska Indl. Dev. & Export Auth. Rev. Participating VRDN:
Series PT 1861, 1.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	11,890	11,890
Series PT 862, 1.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	9,995	9,995
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Alaska - continued
Alaska Intl. Arpts. Revs. Participating VRDN:
Series Merlots 99 I, 1.45% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	$ 7,500	$ 7,500
Series ROC II R138, 1.42% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)(f)	8,015	8,015
North Slope Borough Exempt Facility Indl. Rev. (BP Exploration Alaska Proj.) 1.39% (BP PLC Guaranteed), VRDN (b)(e)	20,700	20,700
Valdez Marine Term. Rev. Bonds (ConocoPhillips Proj.):
Series 1994 A, 1.8%, tender 6/1/05 (b)	26,000	26,000
Series 1994 B, 1.8%, tender 6/1/05 (b)	18,375	18,375
Series 1994 C, 1.8%, tender 6/1/05 (b)	4,725	4,725
		254,065
Arizona - 1.0%
Arizona School Facilities Board State School Impt. Rev. Participating VRDN Series Putters 484, 1.36% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	24,115	24,115
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series PT 2312, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,750	3,750
Arizona Wtr. Infrastructure Fin. Auth. Rev. Participating VRDN Series PT 2237, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	14,010	14,010
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev.:
Bonds (American Wtr. Cap. Corp. Proj.) Series 1988, 1.2% tender 9/1/04, CP mode (e)	3,335	3,335
(Clayton Homes, Inc. Proj.) Series 1998, 1.4%, LOC Wachovia Bank NA, VRDN (b)(e)	4,200	4,200
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apt. Proj.) Series 2001 A, 1.37%, LOC Fannie Mae, VRDN (b)(e)	9,000	9,000
(San Angelin Apts. Proj.) 1.39%, LOC Fannie Mae, VRDN (b)(e)	10,500	10,500
(San Lucas Apts. Proj.) 1.39%, LOC Fannie Mae, VRDN (b)(e)	6,850	6,850
(San Martin Apts. Proj.) Series A2, 1.38%, LOC Fannie Mae, VRDN (b)(e)	4,460	4,460
(San Miguel Apts. Proj.) 1.39%, LOC Fannie Mae, VRDN (b)(e)	6,800	6,800
(Sands Apts. Proj.) Series 2001 A, 1.37%, LOC Fannie Mae, VRDN (b)(e)	7,000	7,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series Merlots 02 A28, 1.45% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	3,410	3,410
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series PT 1401, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 4,425	$ 4,425
Phoenix Gen. Oblig. Participating VRDN Series PT 1436, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	1,395	1,395
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Bell Square Apt. Proj.) Series 1995, 1.35%, LOC Gen. Elec. Cap. Corp., VRDN (b)	6,000	6,000
Phoenix Indl. Dev. Auth. Rev.:
(Independent Newspaper, Inc. Proj.) Series 2000, 1.5%, LOC Wachovia Bank NA, VRDN (b)(e)	1,270	1,270
(Plastican Proj.) Series 1997, 1.38%, LOC Fleet Bank NA, VRDN (b)(e)	3,275	3,275
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 01 A23, 1.45% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	805	805
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (Cimarron Place Apts. Proj.) 1.37%, LOC Fannie Mae, VRDN (b)(e)	4,500	4,500
Pima County Indl. Dev. Auth. Single Family Hsg. Rev. Participating VRDN Series RF 99 5, 1.47% (Liquidity Facility Bank of New York, New York) (b)(e)(f)	10,560	10,560
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN Series ROC II R1002, 1.38% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	14,190	14,190
Tolleson Muni. Fin. Corp. Rev. Bonds (American Wtr. Cap. Corp. Proj.) 1.23% tender 10/4/04, CP mode	8,560	8,560
Yavapai County Indl. Dev. Auth. Indl. Dev. Rev. (Oxycal Lab. Proj.) Series 1999 A, 1.55%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(e)	2,290	2,290
		154,700
Arkansas - 0.9%
Arkansas Dev. Auth. Indl. Dev. Rev. (Stratton Seed Co. Proj.) Series 1999, 1.4%, LOC Bank of America NA, VRDN (b)(e)	2,650	2,650
Arkansas Dev. Fin. Auth. Participating VRDN Series BA 98 C, 1.47% (Liquidity Facility Bank of America NA) (b)(e)(f)	6,595	6,595
Arkansas Dev. Fin. Auth. Envir. Facilities Rev. (Teris LLC Proj.) 1.4%, LOC Wachovia Bank NA, VRDN (b)(e)	14,000	14,000
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 1998, 1.47%, LOC AmSouth Bank NA, Birmingham, VRDN (b)(e)	8,200	8,200
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series Floaters 01 708, 1.45% (Liquidity Facility Morgan Stanley) (b)(e)(f)	75,810	75,810
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arkansas - continued
Blytheville Indl. Dev. Rev. (Arkansas Steel Processing Proj.) Series 1992, 1.5%, LOC Fortis Banque SA, VRDN (b)(e)	$ 9,500	$ 9,500
Columbia County Solid Waste Disp. Rev. (Albemarle Corp. Proj.) Series 1999, 1.4%, LOC Bank of America NA, VRDN (b)(e)	5,500	5,500
Fayetteville Pub. Facilities Board (Butterfield Trail Village Proj.) 1.42%, LOC U.S. Bank NA, Minnesota, VRDN (b)	11,500	11,500
Pine Bluff Indl. Dev. Rev. (Rolling Pin Corp. Proj.) Series 1998, 1.5%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(e)	2,080	2,080
		135,835
California - 0.4%
Access to Lns. for Learning Student Ln. Corp. Rev. Series II A8, 1.36%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	22,150	22,150
California Hsg. Fin. Agcy. Home Mtg. Rev. Participating VRDN Series PT 998, 1.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	17,400	17,400
California Statewide Cmntys. Dev. Auth. Rev. (Kaiser Permanente Health Sys. Proj.) Series 2002 B, 1.36%, VRDN (b)	22,700	22,700
Southern California Home Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series Floaters PT 629, 1.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	2,710	2,710
		64,960
Colorado - 3.0%
Adams & Arapahoe Counties Joint School District #28J Aurora Participating VRDN Series PT 1771, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,905	5,905
Adams County Hsg. Auth. Semper Village Apartments Proj.) Series 2004 A, 1.39%, LOC Fannie Mae, VRDN (b)(e)	6,750	6,750
Arapaho County School District #6, Littleton Participating VRDN Series PT 1983, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,455	7,455
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 1.45%, LOC Fannie Mae, VRDN (b)(e)	13,400	13,400
Colorado Ed. Ln. Prog.:
Bonds Series LB 04 L48J, 1.2%, tender 10/12/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)(g)	16,100	16,100
Participating VRDN Series LB 04 L49J, 1.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	18,745	18,745
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev.:
Bonds (Sisters of Charity Leavenworth Proj.) Series B, 1.23%, tender 12/1/04 (b)	$ 16,225	$ 16,215
Participating VRDN Series PA 02 1094, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,805	6,805
(Boulder Cmnty. Hosp. Proj.) Series 2000, 1.48%, LOC Bank One NA, Chicago, VRDN (b)	16,800	16,800
Colorado Hsg. & Fin. Auth.:
Participating VRDN:
Series BA 96 E, 1.47% (Liquidity Facility Bank of America NA) (b)(e)(f)	1,070	1,070
Series FRRI 00 A3, 1.52% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(f)	635	635
Series FRRI 00 A4, 1.47% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(f)	1,355	1,355
Series FRRI L37J, 1.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	9,800	9,800
Series FRRI L9, 1.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	1,570	1,570
Series LB 03 L31J, 1.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	9,500	9,500
Series LB 04 F12, 1.45% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	7,975	7,975
Series Merlots 01 A20, 1.45% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	3,025	3,025
Series PT 1373, 1.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	3,275	3,275
Series PT 557, 1.43% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	1,390	1,390
Series Putters 120, 1.39% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	3,155	3,155
Series Putters 251, 1.39% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,880	2,880
Series 2003 A2 Class I, 1.36% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)(e)	21,300	21,300
Series 2003 B3, 1.36% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)(e)	17,000	17,000
Series C2 Class I, 1.36% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)(e)	15,000	15,000
Colorado Hsg. & Fin. Auth. Solid Waste Rev. (Republic Services, Inc. Proj.) 1.38%, LOC Bank of America NA, VRDN (b)(e)	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Colorado - continued
Colorado Springs Utils. Rev. Participating VRDN Series SGB 28, 1.38% (Liquidity Facility Societe Generale) (b)(f)	$ 11,480	$ 11,480
Colorado Student Oblig. Auth.:
(Student Ln. Prog.) Series 1990 A, 1.38% (AMBAC Insured), VRDN (b)(e)	10,955	10,955
Series 1989 A, 1.37% (AMBAC Insured), VRDN (b)(e)	14,000	14,000
Denver City & County Arpt. Rev.:
Participating VRDN:
Series FRRI 01 F12, 1.42% (Liquidity Facility Bank of New York, New York) (b)(e)(f)	5,000	5,000
Series Merlots 97 Q, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(f)	6,600	6,600
Series PA 762, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,995	4,995
Series PA 764R, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,995	4,995
Series PT 2112, 1.42% (Liquidity Facility WestLB AG) (b)(e)(f)	2,540	2,540
Series PT 724, 1.42% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)(f)	8,250	8,250
Series PT 782, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,515	5,515
Series RF 02 E14, 1.47% (Liquidity Facility Bank of New York, New York) (b)(e)(f)	44,500	44,500
Series Stars 104, 1.38% (Liquidity Facility BNP Paribas SA) (b)(f)	5,615	5,615
Series 2000 B, 1.4% (MBIA Insured), VRDN (b)(e)	49,000	49,000
Denver City & County Board Wtr. Rev. Participating VRDN Series PT 1872, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,840	7,840
Denver City & County Spl. Facilities Arpt. Rev. (Worldport at DIA Proj.) Series A, 1.4%, LOC JPMorgan Chase Bank, VRDN (b)(e)	10,015	10,015
Fort Collins Indl. Dev. Rev. (Phelps-Tointon Millwork Proj.) Series 1993, 1.55%, LOC Bank One NA, Chicago, VRDN (b)(e)	915	915
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 1.39%, LOC Fannie Mae, VRDN (b)(e)	7,250	7,250
(Timberleaf Apts. Proj.) 1.39%, LOC Fannie Mae, VRDN (b)(e)	13,850	13,850
Lower Colorado River Auth. Rev. Participating VRDN Series EGL 01 4313, 1.38% (Liquidity Facility Citibank NA, New York) (b)(f)	7,500	7,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Colorado - continued
Monte Vista Swr. Rev. Series 1992, 1.47%, LOC Wachovia Bank NA, VRDN (b)(e)	$ 2,310	$ 2,310
Mountain Village County Hsg. Auth. Hsg. Rev. (Village Courts Apts. Proj.) Series 2000 A, 1.47%, LOC U.S. Bank NA, Minnesota, VRDN (b)	7,505	7,505
Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series MS 01 679, 1.36% (Liquidity Facility Morgan Stanley) (b)(f)	2,955	2,955
Southern Ute Indian Tribe of Southern Ute Indian Reservation 1.45%, VRDN (b)	13,000	13,000
Weld County School District #6, Greely Participating VRDN Series PT 1918, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,620	4,620
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 1.45%, LOC Fannie Mae, VRDN (b)(e)	7,110	7,110
		472,420
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 1.6%, VRDN (b)	4,300	4,300
Series 1994, 1.6%, VRDN (b)(e)	11,200	11,200
Series 1999 A, 1.65%, VRDN (b)	6,730	6,730
Series 1999 B, 1.75%, VRDN (b)(e)	9,000	9,000
Delaware Hsg. Auth. Rev. Participating VRDN:
Series 03 L52J, 1.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	11,850	11,850
Series FRRI 02 L8, 1.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	6,945	6,945
		50,025
District Of Columbia - 2.7%
District of Columbia Enterprise Zone Rev. (Crowell & Moring LLP Proj.) 1.41%, LOC Suntrust Bank, VRDN (b)(e)	3,700	3,700
District of Columbia Gen. Oblig.:
Participating VRDN:
Series PT 1931, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	19,400	19,400
Series ROC II 99 10, 1.38% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	5,905	5,905
TRAN 2% 9/30/04	25,000	25,016
District of Columbia Hosp. Rev. Participating VRDN Series Floaters 01 712, 1.42% (Liquidity Facility Morgan Stanley) (b)(f)	18,245	18,245
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
District Of Columbia - continued
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Trenton Park Apts. Proj.) Series 2001, 1.48%, LOC Bank of America NA, VRDN (b)(e)	$ 3,170	$ 3,170
(WDC I LP Dev. Proj.) Series 2000, 1.41%, LOC Suntrust Bank, VRDN (b)(e)	8,675	8,675
District of Columbia Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series RF 00 4, 1.47% (Liquidity Facility Bank of New York, New York) (b)(e)(f)	2,400	2,400
District of Columbia Hsg. Fin. Auth. Multi-family Hsg. Rev. (Mount Vernon Plaza Apts. Proj.) Series 1991, 1.4%, LOC Bank One NA, VRDN (b)(e)	13,105	13,105
District of Columbia Rev.:
(Arnold & Porter Proj.) Series 1999, 1.41%, VRDN (b)(e)	4,750	4,750
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 1.4%, LOC Wachovia Bank NA, VRDN (b)(e)	8,850	8,850
(Nat'l. Assoc. of Realtors Proj.) Series 2003 A, 1.41%, LOC Suntrust Bank, VRDN (b)(e)	7,500	7,500
District of Columbia Tax Increment Rev. Participating VRDN Series PT 1410, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,140	5,140
District of Columbia Wtr. & Swr. Auth. Participating VRDN:
Series EGL 98 5201, 1.38% (Liquidity Facility Citibank NA, New York) (b)(f)	12,300	12,300
Series ROC II 99 5, 1.38% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	9,505	9,505
Metropolitan Washington Arpt. Auth. Sys. Rev.:
Participating VRDN:
Series MT 13, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	2,750	2,750
Series PT 1991, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	3,260	3,260
Series PT 736, 1.42% (Liquidity Facility Danske Bank AS) (b)(e)(f)	4,645	4,645
Series Putters 404, 1.39% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,065	1,065
Series ROC II R195, 1.42% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)(f)	5,995	5,995
1.35% (FSA Insured), VRDN (b)(e)	173,275	173,275
Metropolitan Washington Arpts. Auth. Passenger Facility Charges Rev.:
Bonds Series 1999 A:
1.1% tender 9/2/04, LOC Bank of America NA, CP mode (e)	16,800	16,800
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
District Of Columbia - continued
Metropolitan Washington Arpts. Auth. Passenger Facility Charges Rev.: - continued
Bonds Series 1999 A:
1.18% tender 9/1/04, LOC Bank of America NA, CP mode (e)	$ 45,900	$ 45,900
Series 1999 B, 1.1% 9/14/04, LOC Bank of America NA, CP (e)	17,100	17,100
		418,451
Florida - 3.3%
Alachua County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series PT 834, 1.36% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	9,440	9,440
Broward County Arpt. Sys. Rev. Participating VRDN Series Stars 93, 1.42% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	12,200	12,200
Broward County Fin. Auth. Multi-family Hsg. Rev. (Sanctuary Apts Proj.) Series A, 1.37%, LOC Fannie Mae, VRDN (b)(e)	17,185	17,185
Deltona Util. Sys. Rev. Participating VRDN Series PT 2024, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,230	5,230
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF 00 15, 1.47% (Liquidity Facility Bank of New York, New York) (b)(e)(f)	7,850	7,850
Florida Board of Ed. Participating VRDN Series MSTC 01 131, 1.35% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	4,000	4,000
Florida Board of Ed. Lottery Rev. Participating VRDN Series PT 2030, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	14,230	14,230
Florida Board of Ed. Pub. Ed. Participating VRDN Series Putters 473, 1.36% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,000	7,000
Florida Dept. of Envir. Protection Preservation Rev. Participating VRDN Series Floaters 722, 1.36% (Liquidity Facility Morgan Stanley) (b)(f)	3,800	3,800
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Avalon Reserve Apts. Proj.) Series 2003 R1, 1.37%, LOC Fannie Mae, VRDN (b)(e)	7,500	7,500
Florida Hsg. Fin. Corp. Rev. (Riverside Apts. Proj.) Series 2000 1, 1.38%, LOC Bank of America NA, VRDN (b)(e)	8,000	8,000
Florida Local Govt. Fin. Auth. Rev. Series A, 1.11% 9/1/04, LOC Wachovia Bank NA, CP	29,000	29,000
Florida Tpk. Auth. Tpk. Rev. Participating VRDN Series PT 1944, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	14,385	14,385
Hillsborough County Hsg. Fin. Auth. Multi-family Rev. (Hunters Run Apts. Proj.) Series 2002 A, 1.38%, LOC Bank of America NA, VRDN (b)(e)	9,000	9,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. Participating VRDN Series MT 8, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 21,275	$ 21,275
Hillsborough County School Board Ctfs. of Prtn. Participating VRDN Series PT 1694, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	14,315	14,315
Jacksonville Elec. Auth. Rev.:
Bonds Series 2000 B, 1.12% tender 9/2/04 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	9,300	9,300
Participating VRDN Series Merlots 00 FF, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(f)	4,665	4,665
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2000 B, 1.12% 9/1/04 (Liquidity Facility JPMorgan Chase Bank), CP	7,000	7,000
Lee County Arpt. Rev. Participating VRDN Series PT 2269, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	1,305	1,305
Miami-Dade County Aviation Rev. Participating VRDN Series 2003 L22J, 1.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	9,445	9,445
Miami-Dade County Edl. Facilities Auth. Rev. Participating VRDN:
Series PT 2097, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,370	3,370
Series SG 176, 1.36% (Liquidity Facility Societe Generale) (b)(f)	19,000	19,000
Miami-Dade County Health Facilities Auth. Hosp. Rev. Participating VRDN Series PT 884, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,600	5,600
Miami-Dade County Indl. Dev. Auth. Rev. (Airis Miami LLC Proj.) Series 1999 A, 1.32% (AMBAC Insured), VRDN (b)(e)	21,000	21,000
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN:
Series PT 2106, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,000	5,000
Series PT 918, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	14,500	14,500
Orange County Hsg. Fin. Auth. Multi-family Rev. (West Point Villas Apt. Proj.) Series 2000 F, 1.37%, LOC Fannie Mae, VRDN (b)(e)	5,750	5,750
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Advanced Drainage Sys., Inc. Proj.) 1.45%, LOC Nat'l. City Bank, VRDN (b)(e)	1,100	1,100
Orange County Sales Tax Rev. Participating VRDN Series PT 1557, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	9,700	9,700
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Orlando Utils. Commission Wtr. & Elec. Rev. Series 1999A, 1.2% 9/2/04, CP	$ 12,600	$ 12,600
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 1.38%, LOC JPMorgan Chase Bank, VRDN (b)(e)	3,700	3,700
Pinellas County Hsg. Fin. Auth. Single Family Mortgage Rev. Participating VRDN:
Series PT 2239, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	6,235	6,235
Series PT 993, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	3,335	3,335
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 1.38%, LOC AmSouth Bank NA, Birmingham, VRDN (b)(e)	5,000	5,000
Putnam County Dev. Auth. Poll. Cont. Rev.:
Bonds (Seminole Elec. Coop., Inc. Proj.) Series 1984 D, 1.4%, tender 12/15/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (b)	23,850	23,850
(Seminole Elec. Coop., Inc. Proj.) Series 1984 H2, 1.5% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	6,450	6,450
Saint Lucie County Solid Waste Disp. (Florida Pwr. & Lt. Co. Proj.) Series 2003, 1.39%, VRDN (b)(e)	58,785	58,785
Sunshine State Govt. Fing. Commission Rev.:
Series C, 1.13% 9/9/04 (FGIC Insured), CP (e)	3,610	3,610
Series G, 1.15% 9/20/04 (FGIC Insured), CP (e)	17,100	17,100
1.12% 9/7/04 (FGIC Insured), CP (e)	18,895	18,895
Tampa Bay Wtr. Util. Sys. Rev. 1.38%, LOC Bank of America NA, VRDN (b)(e)	52,290	52,290
		512,995
Georgia - 3.4%
Atlanta Arpt. Rev. Participating VRDN:
Series Merlots 00 CCC, 1.45% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	5,000	5,000
Series MS 00 313, 1.45% (Liquidity Facility Morgan Stanley) (b)(e)(f)	4,090	4,090
Series MS 00 375, 1.4% (Liquidity Facility Morgan Stanley) (b)(f)	14,345	14,345
Atlanta Gen. Oblig. Participating VRDN Series SG 123, 1.36% (Liquidity Facility Societe Generale) (b)(f)	9,845	9,845
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.:
(Big Bethel Village Proj.) 1.41%, LOC Suntrust Bank, VRDN (b)(e)	4,500	4,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.: - continued
(Brentwood Creek Apts. Proj.) Series 1999, 1.41%, LOC Suntrust Bank, VRDN (b)(e)	$ 4,530	$ 4,530
(Carver Redev. Partnership I LP Proj.):
Series 2000, 1.41%, LOC Suntrust Bank, VRDN (b)(e)	2,990	2,990
1.41%, LOC Suntrust Bank, VRDN (b)(e)	5,500	5,500
(Collegetown at Harris Homes Phase I Proj.) 1.39%, LOC Fannie Mae, VRDN (b)(e)	5,650	5,650
(Peaks at West Atlanta Proj.) Series 2001, 1.41%, LOC Suntrust Bank, VRDN (b)(e)	5,000	5,000
(Villages of Cascade Proj.) Series 1997 A, 1.41%, LOC Suntrust Bank, VRDN (b)(e)	6,430	6,430
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN Series BA 02 A, 1.42% (Liquidity Facility Bank of America NA) (b)(f)	4,520	4,520
Bartow County Dev. Auth. Multi-family Hsg. Rev. (Somerset Cove Apts. Proj.) 1.42%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	5,000	5,000
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) Second Series 1998, 1.45%, VRDN (b)(e)	17,000	17,000
Bibb County Dev. Auth. Solid Waste Disp. Rev. (Swift Creek Envir. Proj.) 1.41%, LOC Suntrust Bank, VRDN (b)(e)	5,100	5,100
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 1.4%, LOC Wachovia Bank NA, VRDN (b)(e)	6,400	6,400
Canton Hsg. Auth. Multi-family Hsg. Rev. (Canton Mill Lofts Proj.) Series 1999, 1.4%, LOC Wachovia Bank NA, VRDN (b)(e)	12,810	12,810
Cherokee County Dev. Auth. Rev. (Blue Circle Aggregates, Inc. Proj.) Series 1997, 1.38%, LOC Danske Bank AS, VRDN (b)(e)	5,500	5,500
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.):
Series 2000 B, 1.38%, LOC Gen. Elec. Cap. Corp., VRDN (b)(e)	20,900	20,900
Series 2000 C, 1.41%, LOC Gen. Elec. Cap. Corp., VRDN (b)(e)	20,000	20,000
Cobb County Dev. Auth. Indl. Dev. Rev. (Amoena Corp. Proj.) Series 1992, 1.47%, LOC ABN-AMRO Bank NV, VRDN (b)(e)	750	750
Columbia Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) 1.41%, LOC Suntrust Bank, VRDN (b)(e)	6,400	6,400
Covington Hsg. Auth. Multi-family Rev. (Wellington Ridge Apt. Proj.) 1.37%, LOC Bank of America NA, VRDN (b)(e)	10,700	10,700
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
DeKalb County Dev. Auth. Indl. Dev. Rev. (Qualex Proj.) 1.47%, LOC Comerica Bank, Texas, VRDN (b)(e)	$ 2,000	$ 2,000
DeKalb County Hsg. Auth. Multi-family Hsg. Rev.:
(Villas of Friendly Heights Proj.) Series 2001, 1.41%, LOC Suntrust Bank, VRDN (b)(e)	3,575	3,575
(Wesley Club Apts. Proj.) 1.41%, LOC Suntrust Bank, VRDN (b)(e)	6,000	6,000
Fulton County Hsg. Auth. Multi-family Hsg. Rev.:
(Champions Green Apts. Proj.) Series A, 1.4%, LOC Southtrust Bank NA, VRDN (b)	13,860	13,860
(Walton Falls Apt. Proj.) Series 1999, 1.4%, LOC Wachovia Bank NA, VRDN (b)(e)	18,000	18,000
Gainesville & Hall County Dev. Auth. Indl. Exempt Facility Rev. (Spout Springs Wtr. LLC Proj.) 1.38%, LOC Bank of America NA, VRDN (b)(e)	4,400	4,400
Georgia Hsg. & Fin. Auth. Rev. Participating VRDN Series PT 504, 1.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	6,770	6,770
Georgia Muni. Elec. Auth. Bonds (Gen. Resolution Projs.):
Series 1985 A, 1.36% tender 9/23/04, LOC JPMorgan Chase Bank, CP mode	4,100	4,100
Series 1985 B, 1.36% tender 9/23/04, LOC JPMorgan Chase Bank, CP mode	15,400	15,400
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN:
Series PA 786, 1.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,595	4,595
Series PT 1821, 1.36% (Liquidity Facility WestLB AG) (b)(f)	9,335	9,335
Georgia Port Auth. Rev.:
(Colonel's Island Term. Proj.) 1.41%, LOC Suntrust Bank, VRDN (b)(e)	3,400	3,400
(Mayor's Point Term. Proj.) Series 1992, 1.41%, LOC Suntrust Bank, VRDN (b)(e)	1,600	1,600
Gwinnett County Dev. Auth. Ctfs. of Prtn. Participating VRDN:
Series ROC II R6009 1.38% (Liquidity Facility Citibank NA) (b)(f)	9,250	9,250
Series Stars 87, 1.36% (Liquidity Facility BNP Paribas SA) (b)(f)	16,175	16,175
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 1.41%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(e)	6,260	6,260
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev.:
(Herrington Mill Apts. Proj.) 1.41%, LOC Suntrust Bank, VRDN (b)(e)	8,000	8,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev.: - continued
(Herrington Woods Apt. Proj.) Series 1996 A, 1.37%, LOC Fannie Mae, VRDN (b)(e)	$ 13,635	$ 13,635
Henry County Dev. Auth. Solid Waste Rev. (Atlas Roofing Corp. Proj.) Series 1997, 1.41%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	12,250	12,250
Liberty County Indl. Auth. (Hy-Sil Manufacturing Co., Inc. Proj.) Series 2001 A, 1.41%, LOC Suntrust Bank, VRDN (b)(e)	2,400	2,400
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apts. Proj.) 1.47%, LOC AmSouth Bank NA, Birmingham, VRDN (b)(e)	16,055	16,055
Macon-Bibb County Indl. Auth. Dev. (Diamond Plastics Corp. Proj.) Series 1999, 1.38%, LOC Bank of America NA, VRDN (b)(e)	5,300	5,300
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN:
Series Putters 312, 1.36% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(f)	10,525	10,525
Series SG 57, 1.36% (Liquidity Facility Societe Generale) (b)(f)	13,605	13,605
Miller County Dev. Auth. Indl. Dev. (Birdsong Corp. Proj.) 1.41%, LOC Suntrust Bank, VRDN (b)(e)	2,600	2,600
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 1.36%, LOC Bank of America NA, VRDN (b)(e)	3,150	3,150
Paulding County Indl. Bldg. Auth. Rev. (Cadillac Products, Inc. Proj.) Series 1994, 1.47%, LOC Bank One NA, Chicago, VRDN (b)(e)	1,910	1,910
Roswell Hsg. Auth. Multi-family Hsg. Rev.:
(Park Ridge Apts. Proj.) 1.39%, LOC Fannie Mae, VRDN (b)(e)	8,200	8,200
(Walton Centennial Proj.) Series A, 1.4%, LOC Wachovia Bank NA, VRDN (b)(e)	19,200	19,200
Savannah Econ. Dev. Auth. Rev.:
(Home Depot, Inc. Proj.) Series 1995 A, 1.41%, VRDN (b)(e)	17,100	17,100
(Kaolin Terminals, Inc. Proj.) 1.38%, LOC Bank of America NA, VRDN (b)(e)	17,950	17,950
Savannah Hsg. Auth. Multi-family Hsg. Rev.:
(Indigo Pointe Apts. Proj.) Series 2001 A, 1.41%, LOC Suntrust Bank, VRDN (b)(e)	3,500	3,500
(Live Oak Plantation Proj.) Series 2001 A1, 1.41%, LOC Suntrust Bank, VRDN (b)(e)	2,500	2,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Sugar Hill Hsg. Auth. Multi-family Rev. (Level Creek Apts. Proj.) Series 1997, 1.47%, LOC AmSouth Bank NA, Birmingham, VRDN (b)(e)	$ 12,790	$ 12,790
Summerville Indl. Dev. Auth. Facility Rev. (Image Ind., Inc. Proj.) Series 1997, 1.43%, LOC Wachovia Bank NA, VRDN (b)(e)	19,000	19,000
Wayne County Dev. Auth. Solid Waste Disp. Rev. (Republic Svcs. of Georgia LP Proj.) Series 2000, 1.41%, LOC Suntrust Bank, VRDN (b)(e)	5,800	5,800
Wayne County Indl. Dev. Auth. Wtr. Disp. Rev. (Rayonier Proj.) Series 2000, 1.41%, LOC Suntrust Bank, VRDN (b)(e)	15,000	15,000
Winder-Barrow Indl. Bldg. Auth. Solid Waste Disp. Rev. (Republic Svcs. of Georgia LP Proj.) 1.41%, LOC Suntrust Bank, VRDN (b)(e)	5,800	5,800
Worth County Indl. Dev. Auth. Indl. Dev. Rev. (Seabrook Peanut Co. Proj.) Series 1996 B, 1.41%, LOC Suntrust Bank, VRDN (b)(e)	3,400	3,400
		527,350
Hawaii - 0.4%
Hawaii Arpts. Sys. Rev. Participating VRDN:
Series MSTC 01 147 Class A, 1.43% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)(f)	11,185	11,185
Series PA 765, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,995	4,995
Series PT 830, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	2,215	2,215
Series ROC II R59, 1.42% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)(f)	7,495	7,495
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN:
Series PA 1062, 1.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	6,370	6,370
Series PA 1224, 1.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	2,330	2,330
Series PA 1244, 1.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	2,500	2,500
Series PA 795R, 1.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	8,900	8,900
Hawaii Gen. Oblig. Participating VRDN:
Series EGL 00 1101, 1.38% (Liquidity Facility Citibank NA, New York) (b)(f)	6,470	6,470
Series MS 738, 1.36% (Liquidity Facility Morgan Stanley) (b)(f)	11,820	11,820
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Hawaii - continued
Hawaii Hsg. Fin. & Dev. Corp. Single Family Mtg. Purp. Rev. Participating VRDN:
Series Merlots 01 A15, 1.45% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	$ 3,455	$ 3,455
Series PT 35, 1.43% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	840	840
		68,575
Idaho - 0.2%
Idaho Hsg. & Fin. Assoc:
Participating VRDN:
Series PA 145A, 1.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	701	701
Series PT 1152, 1.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	2,375	2,375
Series PT 247, 1.43% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	1,665	1,665
Series 2003 D, 1.37% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	15,000	15,000
Series 2003 E, 1.37% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	8,250	8,250
Idaho Hsg. & Fin. Assoc. Hsg. Rev. (Assisted Living Concepts Proj.) Series 1997, 1.43%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	970	970
		28,961
Illinois - 6.3%
Bolingbrook Multi-family Hsg. Rev. (Amberton Apts. Proj.) 1.41%, LOC Fannie Mae, VRDN (b)(e)	12,300	12,300
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) 1.45%, LOC Fannie Mae, VRDN (b)(e)	2,000	2,000
Chicago Arpt. Spl. Facilities Rev. (Centerpoint O'Hare Proj.) 1.4%, LOC Bank One NA, Chicago, VRDN (b)(e)	35,400	35,400
Chicago Board of Ed. Participating VRDN:
Series BA 96 BB, 1.42% (Liquidity Facility Bank of America NA) (b)(f)	18,690	18,690
Series EGL 01 1309, 1.38% (Liquidity Facility Citibank NA, New York) (b)(f)	11,205	11,205
Series Merlots 01 A47, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(f)	6,070	6,070
Series Merlots 97 E, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(f)	8,700	8,700
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago Gen. Oblig. Participating VRDN:
Series EGL 00 1308, 1.38% (Liquidity Facility Citibank NA, New York) (b)(f)	$ 9,900	$ 9,900
Series EGL 98 1302, 1.38% (Liquidity Facility Citibank NA, New York) (b)(f)	11,600	11,600
Series PT 2354, 1.36% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	7,915	7,915
Series PT 2356, 1.36% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	9,585	9,585
Chicago Indl. Dev. Rev.:
(Chicago Scenic Studios, Inc. Proj.) Series 2000, 1.4%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	3,810	3,810
(MRC Polymers, Inc. Proj.) Series 2001, 1.39%, LOC Lasalle Bank NA, VRDN (b)(e)	6,170	6,170
Chicago O'Hare Int'l. Arpt. Rev.:
Bonds Series PT 798, 1.75%, tender 7/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)(g)	4,995	4,995
Participating VRDN:
Series BA 99 X2, 1.47% (Liquidity Facility Bank of America NA) (b)(e)(f)	32,670	32,670
Series BA 99 X1, 1.47% (Liquidity Facility Bank of America NA) (b)(e)(f)	14,995	14,995
Series Merlots 01 A85, 1.45% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	5,745	5,745
Series PA 1198, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	3,425	3,425
Series PA 1199, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	7,000	7,000
Series PA 1200, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	2,250	2,250
Series PT 755, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	7,000	7,000
Series PT 756, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	7,990	7,990
Series Putters 253, 1.39% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	9,995	9,995
Series Putters 368Z, 1.39% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	10,850	10,850
Series Putters 370, 1.39% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,995	4,995
Series Putters 383, 1.39% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,995	4,995
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Participating VRDN:
Series Putters 496, 1.39% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(e)(f)	$ 5,585	$ 5,585
Series ROC II R69, 1.42% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)(f)	18,070	18,070
Series ROC II R70, 1.42% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)(f)	3,570	3,570
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. (O'Hare Tech Ctr. II LLC Proj.) 1.42%, LOC Lasalle Bank NA, VRDN (b)(e)	10,500	10,500
Chicago Pub. Bldg. Commission Bldg. Rev. Participating VRDN:
Series PA 473, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,195	4,195
Series PT 2041, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,855	7,855
Chicago Sales Tax Rev. Participating VRDN Series Merlots 00 AAA, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(f)	12,470	12,470
Chicago Single Family Mtg. Rev. Participating VRDN:
Series FRRI 00 L12, 1.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	950	950
Series FRRI 02 L24J, 1.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	2,105	2,105
Series Merlots 00 A31, 1.45% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	160	160
Series PT 638, 1.41% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)(f)	1,005	1,005
Chicago Wastewtr. Transmission Rev.:
Participating VRDN Series Merlots 01 A125, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(f)	4,975	4,975
Series 2004 A, 1.34% (MBIA Insured), VRDN (b)	100,000	100,000
Chicago Wtr. Rev. Participating VRDN:
Series BA 02 E, 1.42% (Liquidity Facility Bank of America NA) (b)(f)	9,995	9,995
Series Merlots 00 TT, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(f)	9,200	9,200
Series Merlots 97 V, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(f)	8,280	8,280
City of Rolling Meadows Solid Waste Disp. Rev. (BFI Waste Sys. of North America Proj.) Series 1999, 1.43%, LOC Bank One NA, Chicago, VRDN (b)(e)	19,580	19,580
Clipper Tax-Exempt Trust Participating VRDN Series 2003 7, 1.4% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	8,995	8,995
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Cook County Gen. Oblig. Participating VRDN Series PA 591, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 5,300	$ 5,300
Danville Indl. Dev. Rev. (Freight Car Svcs., Inc. Proj.) 1.55%, LOC Lasalle Bank NA, VRDN (b)(e)	5,200	5,200
Fulton Indl. Dev. Rev. (J.T. Cullen Co., Inc. Proj.) 1.38%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	5,425	5,425
Hodgkins Indl. Dev. Rev. (Central Blacktop Co., Inc. Proj.) 1.4%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	4,020	4,020
Illinois Dev. Fin. Auth. Envir. Facilities Rev. Bonds (American Wtr. Cap. Corp. Proj.) Series 1997, 1.28% tender 10/4/04, CP mode (e)	23,325	23,325
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Cloverhill Pastry Vend Corp. Proj.) 1.55%, LOC M&I Marshall & Ilsley Bank, VRDN (b)(e)	3,590	3,590
(Delta-Unibus Corp. Proj.) Series 2001, 1.43%, LOC Bank of America NA, VRDN (b)(e)	3,600	3,600
(Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 1.42%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	2,797	2,797
(Quality Screw & Nut Co. Proj.) Series 2000 A, 1.55%, LOC Bank One NA, Chicago, VRDN (b)(e)	5,250	5,250
(R&R Enterprises 2nd Proj.) Series 1999 A, 1.4%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	4,975	4,975
(Yale-South Haven Proj.) Series 1994, 1.55%, LOC Bank One NA, Chicago, VRDN (b)(e)	1,050	1,050
Illinois Dev. Fin. Auth. Rev. (Rich Prods. Corp. Proj.) Series 1998, 1.41%, LOC HSBC Bank USA, VRDN (b)(e)	7,825	7,825
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
1.38%, LOC JPMorgan Chase Bank, VRDN (b)(e)	5,000	5,000
1.38%, LOC Wachovia Bank NA, VRDN (b)(e)	16,000	16,000
Illinois Dev. Fin. Auth. Wtr. Facilities Rev. (Illinois American Wtr. Co. Proj.) 1.4% (MBIA Insured), VRDN (b)(e)	9,860	9,860
Illinois Edl. Facilities Auth. Revs.:
Participating VRDN Series Merlots 97 U, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(f)	9,040	9,040
1.12% 9/9/04, LOC Northern Trust Co., Chicago, CP	19,000	19,000
1.2% 9/2/04, LOC Northern Trust Co., Chicago, CP	19,895	19,895
Illinois Gen. Oblig. Participating VRDN:
Series EGL 00 1304, 1.38% (Liquidity Facility Citibank NA, New York) (b)(f)	9,100	9,100
Series EGL 02 6025, 1.38% (Liquidity Facility Citibank NA, New York) (b)(f)	9,900	9,900
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Gen. Oblig. Participating VRDN: - continued
Series MSTC 01 148, 1.4% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	$ 12,435	$ 12,435
Series PT 01 1625, 1.36% (Liquidity Facility WestLB AG) (b)(f)	14,255	14,255
Series PT 1882, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	9,925	9,925
Series PT 379, 1.36% (Liquidity Facility DEPFA BANK PLC) (b)(f)	10,465	10,465
Series PT 871, 1.36% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	4,000	4,000
Series Putters 02 321, 1.36% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(f)	14,540	14,540
Series ROC II R4536, 1.38% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	5,210	5,210
Illinois Health Facilities Auth. Rev. Participating VRDN:
Series PA 848R, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,190	5,190
Series PT 763, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	20,195	20,195
Series PT 977, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	10,030	10,030
Illinois Int'l. Port District Facilities (Southdown, Inc. Proj.) Series 2000, 1.5%, LOC Wachovia Bank NA, VRDN (b)(e)	8,500	8,500
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series Merlots 01 A48, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(f)	8,930	8,930
Series Merlots 02 A23, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(f)	10,810	10,810
Series Merlots 02 A24, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(f)	4,980	4,980
Series Merlots 02 A41, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(f)	8,525	8,525
Series MSTC 9044, 1.41% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	8,200	8,200
Series PT 1833, 1.36% (Liquidity Facility WestLB AG) (b)(f)	9,980	9,980
Series SG 3, 1.38% (Liquidity Facility Societe Generale) (b)(f)	4,000	4,000
Series SGB 19, 1.38% (Liquidity Facility Societe Generale) (b)(f)	8,675	8,675
Illinois Sales Tax Rev. Participating VRDN:
Series EGL 00 1302, 1.38% (Liquidity Facility Citibank NA, New York) (b)(f)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Sales Tax Rev. Participating VRDN: - continued
Series PT 1929, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 7,645	$ 7,645
Series ROC II R4542, 1.38% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	5,015	5,015
Illinois Student Assistance Commission Student Ln. Rev.:
Series 1996 A, 1.37%, LOC Bank of America NA, VRDN (b)(e)	24,000	24,000
Series 1998 A, 1.35% (MBIA Insured), VRDN (b)(e)	1,650	1,650
Kane & DeKalb Counties Cmnty. Unit School District #302 Participating VRDN Series Putters 283, 1.36% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,600	4,600
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 1.37%, LOC Freddie Mac, VRDN (b)(e)	6,000	6,000
McLean & Woodford Counties Cmnty. Unit School District #5 Participating VRDN Series PT 1989, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,520	5,520
Metropolitan Pier & Exposition Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 00 1306, 1.38% (Liquidity Facility Citibank NA, New York) (b)(f)	10,520	10,520
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN:
Series EGL 02 6001, 1.38% (Liquidity Facility Citibank NA, New York) (b)(f)	4,600	4,600
Series Putters 269, 1.36% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,660	2,660
Mundelein Indl. Dev. Rev. (Print-O-Tape Proj.) Series 1997, 1.4%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	3,790	3,790
Palos Hills Multi-family Hsg. Rev. (Green Oaks Proj.) Series 1998, 1.42%, LOC Fannie Mae, VRDN (b)(e)	10,630	10,630
Rockford Indl. Dev. Rev. (Ringcan Corp. Proj.) Series 1998, 1.41%, LOC Suntrust Bank, VRDN (b)(e)	1,000	1,000
Rosemont Gen. Oblig. Participating VRDN Series PT 2039, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,350	5,350
Saint Charles Indl. Dev. Rev. (Pier 1 Imports-Midwest, Inc. Proj.) Series 1986, 1.36%, LOC Bank One NA, Chicago, VRDN (b)(e)	9,500	9,500
Univ. of Illinois Auxiliary Facilities Sys. Rev.:
Bonds Series Merlots 01 A105, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA) (b)(f)(g)	3,170	3,170
Participating VRDN Series Merlots 00 S, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(f)	3,500	3,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
West Chicago Indl. Dev. Auth. Indl. Dev. Rev. (Bison Gear & Engineering Corp. Proj.) 1.48%, LOC Bank of America NA, VRDN (b)(e)	$ 4,848	$ 4,848
Will County Exempt Facilities Rev. (BP Amoco Chemical Co. Proj.) 1.39% (BP PLC Guaranteed), VRDN (b)(e)	5,700	5,700
Will County Multi-family Hsg. Rev. (Sierena Dev. Proj.) 1.42%, LOC Lasalle Bank NA, VRDN (b)(e)	13,070	13,070
Winnebago County Gen. Oblig. Participating VRDN Series PT 2070, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,700	5,700
		980,205
Indiana - 1.8%
Anderson Econ. Dev. Auth. Rev. (AppleCreek Commons Proj.) 1.39%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	6,085	6,085
Burns Hbr. Indl. Dev. Rev. (J&F Steel Corp. Proj.) 1.55%, LOC Societe Generale, VRDN (b)(e)	7,600	7,600
Columbus City Rev. (Rock-Tenn Co. Mill Division Proj.) Series 1995, 1.41%, LOC Suntrust Bank, VRDN (b)(e)	6,750	6,750
Crawford County Econ. Dev. Rev. (Jasper Engine Exchange Proj.) Series 1997, 1.46%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	3,600	3,600
Elkhart County Multi-family Hsg. Rev. (Pedcor Investments Proj.) Series 2000, 1.39%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	8,104	8,104
Franklin Econ. Dev. Rev. (Pedcor Investments LP-Lakeview II Proj.) 1.37%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	2,090	2,090
Greenwood Econ. Dev. Rev. (Endress & Hauser, Inc. Proj.) Series A, 1.5%, LOC Deutsche Bank AG, VRDN (b)(e)	4,000	4,000
Hebron Econ. Dev. Rev. (Aarons Misty Glen Apt. Proj.) Series 1996 A, 1.39%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	3,175	3,175
Indiana Bond Bank Rev. Participating VRDN Series MSTC 01 177, 1.4% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	17,000	17,000
Indiana Dev. Fin. Auth. Envir. Rev.:
(PSI Energy Proj.) Series A, 1.4%, LOC Barclays Bank PLC, VRDN (b)(e)	11,000	11,000
(Republic Svcs., Inc. Proj.) Series 2001, 1.41%, LOC Suntrust Bank, VRDN (b)(e)	6,200	6,200
Indiana Dev. Fin. Auth. Indl. Dev. Rev. (Republic Services, Inc. Proj.) 1.41%, LOC Suntrust Bank, VRDN (b)(e)	6,100	6,100
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2002 A, 1.38%, LOC JPMorgan Chase Bank, VRDN (b)(e)	$ 6,250	$ 6,250
Series 2002 B, 1.41%, LOC JPMorgan Chase Bank, VRDN (b)(e)	7,000	7,000
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Cmnty. Hosp. Proj.) Series B, 1.5%, LOC Bank One NA, Chicago, VRDN (b)	15,000	15,000
Indiana Health Facility Fing. Auth. Rev.:
Participating VRDN Series PA 972, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,400	7,400
(The Board of Trustees Major Hosp. Proj.) 1.38%, LOC Bank One NA, Chicago, VRDN (b)	10,000	10,000
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev.:
Bonds Series E2, 1.25% 1/6/05 (e)	27,000	27,000
Participating VRDN:
Series Merlots 00 B6, 1.45% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	345	345
Series Merlots 01 A2, 1.45% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	1,375	1,375
Series Merlots 97 H, 1.45% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	5,940	5,940
Series ROC II R99, 1.42% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)(f)	4,900	4,900
Indiana Trans. Fin. Auth. Hwy. Participating VRDN Series Putters 479, 1.36% (Liquidity Facility PNC Finl. Services Group, Inc.) (b)(f)	7,495	7,495
Indiana Univ. Revs. 1.13% 9/7/04, LOC Bank One NA, Chicago, CP	20,976	20,976
Indianapolis Arpt. Facilities Rev. 1.13% 9/2/04, LOC Bank One NA, Chicago, CP (e)	8,750	8,750
Indianapolis Econ. Dev. Multi-family Hsg. Rev. 1.4%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)(e)	10,000	10,000
Indianapolis Econ. Dev. Rev. (US LLC Proj.) Series 1996, 1.55%, LOC Bank One NA, Chicago, VRDN (b)(e)	410	410
IPS Multi-School Bldg. Corp. Participating VRDN Series PT 2297, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,705	5,705
Lawrence County Indl. Dev. Rev. (D&M Tool Proj.) 1.52%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(e)	1,130	1,130
Lawrence Econ. Dev. Rev. (Westminster Village North Proj.) 1.42%, LOC U.S. Bank NA, Minnesota, VRDN (b)	8,400	8,400
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Muncie Indl. Dev. Rev. (Diamond Plastics Corp. Proj.) Series 1996, 1.43%, LOC Bank of America NA, VRDN (b)(e)	$ 1,800	$ 1,800
Rockport Indl. Dev. Rev. (AK Steel Corp. Proj.):
Series 1998 A, 1.38%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	10,000	10,000
Series 1999 A, 1.38%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	5,000	5,000
Rockport Poll. Cont. Rev. (AK Steel Corp. Proj.) Series 1997 A, 1.38%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	10,000	10,000
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.):
Series 1985 L1, 1.13% tender 9/2/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	5,200	5,200
Series 1985 L2, 1.13% tender 9/2/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	6,600	6,600
Whitley County Ind. Econ. Dev. Rev. (Chromasource, Inc. Proj.) 1.45%, LOC Nat'l. City Bank, Indiana, VRDN (b)(e)	5,555	5,555
		273,935
Iowa - 0.2%
Iowa Fin. Auth. Participating VRDN:
Series 2003 L21J, 1.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	10,080	10,080
Series LB 04 L33J, 1.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	12,245	12,245
Iowa Fin. Auth. Health Care Facilities Rev. (Care Initiatives Proj.) 1.4%, LOC KBC Bank NV, VRDN (b)	9,075	9,075
Iowa Fin. Auth. Indl. Dev. Rev. (Grafco Industries Proj.) Series 1999, 1.43%, LOC Bank of America NA, VRDN (b)(e)	2,700	2,700
Iowa Fin. Auth. Single Family Rev. Participating VRDN:
Series 2000 N, 1.47% (Liquidity Facility Bank of America NA) (b)(e)(f)	1,175	1,175
Series ROC II R74, 1.42% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)(f)	3,535	3,535
		38,810
Kansas - 0.4%
Burlington Poll. Cont. Rev. Bonds (Kansas Elec. Pwr. Coop., Inc. Proj.):
Series 1985 C1, 1.13% tender 9/2/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	12,600	12,600
Series 1985 C2, 1.13% tender 9/2/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	2,700	2,700
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kansas - continued
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 1.38%, LOC Bank of America NA, VRDN (b)(e)	$ 25,100	$ 25,100
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN:
Series EGL 00 1601, 1.38% (Liquidity Facility Citibank NA, New York) (b)(f)	5,000	5,000
Series EGL 04 1005, 1.38% (Liquidity Facility Citibank NA) (b)(f)	3,800	3,800
Kansas Dev. Fin. Auth. Multi-family Rev. (Summit Woods Proj.) Series G1, 1.38%, LOC Fannie Mae, VRDN (b)(e)	5,000	5,000
Lenexa Multi-family Hsg. Rev. (Meadows Apts. Proj.) Series A, 1.38%, LOC Fannie Mae, VRDN (b)(e)	4,100	4,100
Sedgwick & Shawnee Counties Participating VRDN Series PT 674, 1.43% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)(f)	3,310	3,310
		61,610
Kentucky - 3.2%
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 1.4%, LOC Bank One NA, Chicago, VRDN (b)(e)	10,000	10,000
Clark County Poll. Cont. Rev. Bonds (East Kentucky Pwr. Coop., Inc. Proj.) Series J1, 1.08%, tender 10/15/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (b)	4,365	4,365
Danville Multi-City Lease Rev. Bonds (Kentucky Muni. League Pooled Lease Fing. Prog.):
1.17% tender 9/17/04, LOC Fifth Third Bank, Cincinnati, CP mode	55,100	55,100
1.25% tender 9/20/04, LOC Fifth Third Bank, Cincinnati, CP mode	23,605	23,605
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) 1.35% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	4,000	4,000
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 1.35% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	24,050	24,050
Series 1993 B, 1.35% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	8,900	8,900
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 1.4%, LOC Wachovia Bank NA, VRDN (b)(e)	5,000	5,000
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 1.47%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	100	100
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kentucky - continued
Jefferson County Indl. Bldg. Rev. (Wynn Starr Foods Proj.) Series 1996, 1.55%, LOC Bank One, Kentucky NA, VRDN (b)(e)	$ 1,320	$ 1,320
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.):
Series 1992 A, 1.32% tender 9/16/04, CP mode	5,000	5,000
Series 1993 A, 1.13% tender 9/3/04, CP mode	27,700	27,700
Kenton County Arpt. Board Arpt. Rev. Participating VRDN:
Series FRRI 02 L15, 1.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	5,475	5,475
Series PT 490, 1.42% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	3,120	3,120
Series PT 521, 1.42% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	6,245	6,245
Kentucky Asset/Liability Commission Gen. Fund Rev. TRAN Series A, 3% 6/29/05	181,100	183,232
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 1.4%, LOC Bank of America NA, VRDN (b)(e)	5,000	5,000
Kentucky Higher Ed. Student Ln. Corp. Student Ln. Rev. Series 1991 E, 1.35% (AMBAC Insured), VRDN (b)(e)	15,000	15,000
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series 03 L49J, 1.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	4,000	4,000
Kentucky Hsg. Corp. Single Family Mtg. Rev. Participating VRDN:
Series PT 740, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	16,665	16,665
Series PT 863, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	10,060	10,060
Series PT 868, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	1,030	1,030
Series PT 869, 1.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	230	230
Larue County Indl. Dev. Rev. (CMH Hodgenville, Inc. Proj.) Series 2000, 1.4%, LOC Wachovia Bank NA, VRDN (b)(e)	6,000	6,000
Laurel County Solid Waste Disp. Rev. (Waste Mgmt. of Kentucky LLC Proj.) 1.42%, LOC Wachovia Bank NA, VRDN (b)(e)	7,300	7,300
Logan County Solid Waste Disp. (Waste Mgmt. of Kentucky LLC Proj.) 1.42%, LOC Wachovia Bank NA, VRDN (b)(e)	7,450	7,450
Louisville & Jefferson County Swr. District Rev. Participating VRDN Series EGL 99 1701, 1.38% (Liquidity Facility Citibank NA, New York) (b)(f)	6,115	6,115
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kentucky - continued
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.):
Series 1984 B1, 1.5% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	$ 18,350	$ 18,350
Series 1984 B2, 1.5% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	11,880	11,880
Series 1984 B3, 1.5% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	10,120	10,120
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 1.13% tender 9/3/04, CP mode	17,200	17,200
Walton Indl. Bldg. Rev. (Clarion Manufacturing Corp. of America Proj.) 1.47%, LOC Fifth Third Bank, Cincinnati, VRDN (b)(e)	2,540	2,540
		506,152
Louisiana - 1.0%
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Participating VRDN Series ROC II R4038, 1.38% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	8,155	8,155
Iberville Parish Rev. (Dow Chemical Co. Proj.) Series 1999, 1.48%, VRDN (b)(e)	7,500	7,500
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) 1.37%, LOC Bank One NA, Chicago, VRDN (b)(e)	14,400	14,400
Louisiana Hsg. Fin. Agcy. Mtg. Rev.:
Bonds Series PT 516, 1.4%, tender 12/9/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)(g)	5,345	5,345
Participating VRDN Series LB 99 A52, 1.42% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(f)	2,200	2,200
Louisiana Hsg. Fin. Agcy. Rev. Participating VRDN Series RF 99 3, 1.47% (Liquidity Facility Bank of New York, New York) (b)(e)(f)	4,630	4,630
New Orleans Aviation Board Rev. Series 1997 A, 1.4% (MBIA Insured), VRDN (b)(e)	20,740	20,740
New Orleans Gen. Oblig. Participating VRDN Series EGL 00 1801, 1.38% (Liquidity Facility Citibank NA, New York) (b)(f)	5,790	5,790
New Orleans Home Mtg. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 857, 1.45% (Liquidity Facility Morgan Stanley) (b)(e)(f)	22,135	22,135
New Orleans Indl. Dev. Board Multi-family Hsg. Rev. (LGD Rental I Proj.) 1.4%, LOC Wachovia Bank NA, VRDN (b)(e)	5,875	5,875
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Louisiana - continued
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical Co. Proj.):
Series 1993, 1.48%, VRDN (b)(e)	$ 15,000	$ 15,000
Series 1994 A, 1.48%, VRDN (b)(e)	6,800	6,800
Series 1994 B, 1.44%, VRDN (b)	8,900	8,900
Series 1995, 1.48%, VRDN (b)(e)	23,975	23,975
		151,445
Maine - 0.3%
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN:
Series MT 3, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	12,715	12,715
Series MT 6, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	6,245	6,245
Series PT 2336, 1.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,950	4,950
Series PT 2352, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,950	4,950
Maine Hsg. Auth. Mtg. Purchase Rev. Participating VRDN Series BA 99 P, 1.47% (Liquidity Facility Bank of America NA) (b)(e)(f)	13,295	13,295
Maine Pub. Util. Fin. Pub. Util. Rev. (Maine Pub. Svc. Co. Proj.) Series 2000, 1.4%, LOC Bank of New York, New York, VRDN (b)(e)	9,000	9,000
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series EGL 00 1901, 1.38% (Liquidity Facility Citibank NA, New York) (b)(f)	2,000	2,000
		53,155
Maryland - 1.4%
Anne Arundel County Econ. Dev. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) 1.13% tender 9/2/04, LOC Wachovia Bank NA, CP mode (e)	32,300	32,300
Anne Arundel County Port Facilities Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.23% tender 9/20/04, LOC Wachovia Bank NA, CP mode	13,600	13,600
Baltimore County Econ. Dev. Rev. (Blue Circle, Inc. Proj.) Series 1992, 1.45%, LOC Danske Bank AS, VRDN (b)	2,000	2,000
Baltimore County Gen. Oblig. (Notre Dame Preparatory School Proj.) 1.37%, LOC Manufacturers & Traders Trust Co., VRDN (b)	6,750	6,750
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.45% tender 9/24/04, LOC Wachovia Bank NA, CP mode	16,065	16,065
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Maryland - continued
Baltimore Rev. Participating VRDN Series SGA 20, 1.4% (Liquidity Facility Societe Generale) (b)(f)	$ 13,900	$ 13,900
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev.:
Bonds:
Series 2003 E, 1.25%, tender 12/21/04 (b)(e)	1,750	1,751
Series LB 04 L24, 1.2%, tender 9/1/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)(g)	13,000	13,000
Series PT 525, 1.4%, tender 12/9/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)(g)	5,035	5,035
Participating VRDN:
Series LB 04 L59J, 1.4% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	7,730	7,730
Series Merlots 01 B2, 1.45% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	4,780	4,780
Maryland Econ. Dev. Auth. Rev. (Grafco Ind. Ltd. Proj.) Series 1996, 1.38%, LOC Bank of America NA, VRDN (b)(e)	2,400	2,400
Maryland Econ. Dev. Corp. Air Cargo (AFCO Cargo BWI II LLC Proj.) 1.41%, LOC Suntrust Bank, VRDN (b)(e)	1,800	1,800
Maryland Econ. Dev. Corp. Lease Rev. Participating VRDN Series Floaters L9J, 1.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	21,675	21,675
Maryland Energy Fing. Administration Ltd. Oblig. Rev. (Comfort Link Proj.) 1.41%, LOC Suntrust Bank, VRDN (b)(e)	15,000	15,000
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN:
Series MS 867, 1.38% (Liquidity Facility Morgan Stanley) (b)(f)	20,000	20,000
Series SGA 143, 1.4% (Liquidity Facility Societe Generale) (b)(f)	8,295	8,295
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Bonds Series LB 04 05, 1.1%, tender 10/13/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)(g)	2,600	2,600
Northeast Maryland Waste Disp. Auth. Resource Recovery Rev. Participating VRDN Series EGL 97 C2001, 1.38% (Liquidity Facility Citibank NA, New York) (b)(f)	8,415	8,415
Northeast Maryland Waste Disp. Auth. Solid Waste Rev.:
Bonds Series PT 842, 1.4%, tender 12/9/04 (Liquidity Facility Lloyds TSB Bank PLC) (b)(e)(f)(g)	9,995	9,995
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Maryland - continued
Northeast Maryland Waste Disp. Auth. Solid Waste Rev.: - continued
Participating VRDN Series PT 766, 1.41% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(f)	$ 7,735	$ 7,735
Prince Georges County Econ. Dev. Rev. (Cintas Corp. #41 Proj.) 1.41%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	930	930
		215,756
Michigan - 2.0%
Bruce Township Hosp. Fin. Auth. Sisters of Charity Health Care Sys. Rev. Bonds (Saint Joseph Hosp. Centers Proj.) Series 1988 A, 1.15%, tender 11/1/04 (MBIA Insured) (b)	2,700	2,700
Detroit City School District Participating VRDN:
Series BA 02 H, 1.4% (Liquidity Facility Bank of America NA) (b)(f)	4,620	4,620
Series ROC II R4004, 1.38% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	4,770	4,770
Detroit Gen. Oblig. Participating VRDN Series EGL 04 1006 Class A, 1.38% (Liquidity Facility Citibank NA) (b)(f)	8,910	8,910
Detroit Swr. Disp. Rev. Participating VRDN:
Series Merlots 00 I, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(f)	3,200	3,200
Series Merlots 04 B2, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(f)	9,335	9,335
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series Merlots 00 D, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(f)	6,995	6,995
Series PA 1151, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	8,740	8,740
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202, 1.38% (Liquidity Facility Citibank NA, New York) (b)(f)	12,520	12,520
Georgetown Charter Township Indl. Dev. Rev. (J&F Steel Corp. Proj.) Series 1989, 1.36%, LOC Societe Generale, VRDN (b)(e)	3,300	3,300
Kentwood Pub. Schools Participating VRDN Series EGL 03 24, 1.38% (Liquidity Facility Citibank NA, New York) (b)(f)	6,390	6,390
Lakeview School District Calhoun County Participating VRDN Series PT 1624, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,250	7,250
Michigan Bldg. Auth. Rev.:
Participating VRDN:
Series AAB 02 35, 1.38% (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	14,845	14,845
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Michigan Bldg. Auth. Rev.: - continued
Participating VRDN:
Series AAB 03 35, 1.38% (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	$ 5,900	$ 5,900
Series LB 03 L34J, 1.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	11,000	11,000
Series PT 1954, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	8,690	8,690
Series 4, 1.15% 9/9/04, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	19,100	19,100
Michigan Gen. Oblig. Participating VRDN:
Series PT 1635, 1.36% (Liquidity Facility WestLB AG) (b)(f)	5,280	5,280
Series PT 2021, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,435	4,435
Michigan Higher Ed. Student Ln. Auth. Rev. 1.37% (AMBAC Insured), VRDN (b)(e)	9,000	9,000
Michigan Hosp. Fin. Auth. Hosp. Rev. Participating VRDN Series PT 732, 1.36% (Liquidity Facility Svenska Handelsbanken AB) (b)(f)	4,300	4,300
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. (Lexington Place Apts. Proj.) Series 1999 A, 1.37%, LOC Bank of America NA, VRDN (b)(e)	7,520	7,520
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2002 A, 1.37% (MBIA Insured), VRDN (b)(e)	4,000	4,000
Michigan Muni. Bond Auth. Rev. Participating VRDN:
LB 04 L58J, 1.35% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	16,270	16,270
Series BA 02 F, 1.4% (Liquidity Facility Bank of America NA) (b)(f)	4,995	4,995
Series EGL 00 2201, 1.38% (Liquidity Facility Citibank NA, New York) (b)(f)	10,110	10,110
Series LB 04 L57J, 1.35% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	16,750	16,750
Series MS 718, 1.36% (Liquidity Facility Morgan Stanley) (b)(f)	5,227	5,227
Series TOC 04 C, 1.36% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(f)	8,250	8,250
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Fintex LLC Proj.) Series 2000, 1.47%, LOC Comerica Bank, Detroit, VRDN (b)(e)	2,035	2,035
(Majestic Ind., Inc. Proj.) 1.47%, LOC Comerica Bank, Detroit, VRDN (b)(e)	1,700	1,700
(Orchestra Place Renewal Proj.) Series 2000, 1.35%, LOC ABN-AMRO Bank NV, VRDN (b)	6,500	6,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(YMCA Metropolitan Lansing Proj.) 1.45%, LOC Standard Fed. Bank, VRDN (b)	$ 10,000	$ 10,000
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.):
Series 1988 A, 1.65%, VRDN (b)	18,000	18,000
1.9%, VRDN (b)	30,865	30,865
Michigan Strategic Fund Solid Waste Disp. Rev. (Great Lakes Recovery Proj.) 1.4%, LOC Bank One NA, Chicago, VRDN (b)(e)	800	800
Michigan Trunk Line Participating VRDN Series Floaters 01 569, 1.36% (Liquidity Facility Morgan Stanley) (b)(f)	8,500	8,500
		312,802
Minnesota - 1.2%
Anoka County Solid Waste Disp. Rev. Bonds (United Pwr. Assoc. Proj.) Series 1988 A, 1.28% tender 9/20/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode (e)	4,050	4,050
Bloomington Health Care Facilities Rev. Participating VRDN Series FRRI 03 L1J, 1.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	19,135	19,135
Dakota County Cmnty. Dev. Agcy. Multi-family Hsg. Rev.:
(Brentwood Hills Apts. Proj.) Series A, 1.45%, LOC Lasalle Bank NA, VRDN (b)(e)	7,195	7,195
(Regatta Commons Proj.) Series A, 1.45%, LOC Lasalle Bank NA, VRDN (b)(e)	3,100	3,100
Dakota County Cmnty. Dev. Agcy. Single Family Rev. Participating VRDN Series PT 627, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	7,305	7,305
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series 2003 A1, 1.38%, LOC Fannie Mae, VRDN (b)(e)	4,325	4,325
Hennepin County Gen. Oblig. Series 1996 C, 1.45%, VRDN (b)(e)	1,100	1,100
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 1.38%, LOC Lasalle Bank NA, VRDN (b)(e)	2,800	2,800
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN Series MSCO 01 633, 1.45% (Liquidity Facility Morgan Stanley) (b)(e)(f)	21,019	21,019
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN:
Series PT 1442, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,350	5,350
Series PT 1457, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,260	5,260
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Minnesota - continued
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN: - continued
Series PT 1459, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	$ 5,680	$ 5,680
Series PT 735, 1.42% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	5,225	5,225
Series PT 908, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	1,605	1,605
Minneapolis Rev. Bonds 1.38%, tender 10/14/04 (b)	10,820	10,820
Minnesota Gen. Oblig. Participating VRDN:
Series MS 01 719, 1.36% (Liquidity Facility Morgan Stanley) (b)(f)	31,200	31,200
Series PT 1941, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	20,000	20,000
Minnesota Hsg. Fin. Agcy.:
Bonds Series LB 04 L23, 1.2%, tender 9/1/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)(g)	7,975	7,975
Participating VRDN:
Series LB 03 L28J, 1.47% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	10,000	10,000
Series Merlots 01 B3, 1.45% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	2,445	2,445
Series G, 1.38% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	9,000	9,000
Univ. of Minnesota Participating VRDN Series MS 01 648, 1.36% (Liquidity Facility Morgan Stanley) (b)(f)	4,000	4,000
		188,589
Mississippi - 1.0%
Mississippi Bus. Fin. Corp. Rev. (Calgon Carbon Corp. Proj.) Series 1997, 1.46%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	3,000	3,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 1.41%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	5,000	5,000
Mississippi Dev. Bank Spl. Oblig. Bonds Series Merlots 00 HH, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA) (b)(f)(g)	12,885	12,885
Mississippi Gen. Oblig. Participating VRDN:
Series EGL 99 2401, 1.38% (Liquidity Facility Citibank NA, New York) (b)(f)	10,900	10,900
Series Putters 138, 1.36% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(f)	11,955	11,955
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Mississippi - continued
Mississippi Home Corp. Multi-family Hsg. Rev.:
(Bristol Park Apts. Proj.) Series 2001 1, 1.47%, LOC Southtrust Bank NA, VRDN (b)(e)	$ 8,200	$ 8,200
(Cambridge Park Apts. Proj.) Series 2001 3, 1.47%, LOC Southtrust Bank NA, VRDN (b)(e)	9,800	9,800
(Colony Park Apts. Proj.) Series 1998 I, 1.47%, LOC AmSouth Bank NA, Birmingham, VRDN (b)(e)	8,000	8,000
Mississippi Home Corp. Single Family Rev. Participating VRDN:
Series MS 714, 1.45% (Liquidity Facility Morgan Stanley) (b)(e)(f)	84,040	84,040
Series PT 637, 1.41% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)(f)	1,275	1,275
		155,055
Missouri - 1.1%
Bi-State Dev. Agcy. Rev. Participating VRDN Series SG 175, 1.36% (Liquidity Facility Societe Generale) (b)(f)	18,000	18,000
Curators of the Univ. of Missouri Participating VRDN Series LB 04 L44, 1.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	15,000	15,000
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 1.39%, LOC Fannie Mae, VRDN (b)(e)	6,500	6,500
Kansas City Indl. Dev. Auth. Air Cargo Facility Rev. (Kansas City Air Cargo Svcs. Proj.) 1.39%, LOC Bank One NA, Chicago, VRDN (b)(e)	7,300	7,300
Lees Summit Indl. Dev. Rev. (BHA Technical, Inc. Proj.) Series 1998 A, 1.38%, LOC Bank of America NA, VRDN (b)(e)	5,800	5,800
Missouri Dev. Fin. Board Indl. Dev. Rev. (Kawasaki Motors Manufacturing Corp. Proj.) Series 1999, 1.37%, LOC WestLB AG, VRDN (b)(e)	8,000	8,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN Series Merlots 00 B10, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(f)	13,345	13,345
(Lutheran High School Assoc. Proj.) 1.35%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,500	6,500
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. Participating VRDN Series Putters 362, 1.36% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,815	10,815
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series EGL 03 0048, 1.38% (Liquidity Facility Citibank NA, New York) (b)(f)	9,835	9,835
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Missouri - continued
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Participating VRDN:
Series BA 02 K, 1.45% (Liquidity Facility Bank of America NA) (b)(e)(f)	$ 8,675	$ 8,675
Series FRRI 03 L5J, 1.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	9,650	9,650
Series FRRI A64, 1.42% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(f)	1,620	1,620
Series LB 04 L15, 1.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	4,500	4,500
Series LB 04 L35J, 1.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	7,475	7,475
Series Merlots 01 A28, 1.45% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	3,230	3,230
Series PT 2038, 1.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	2,710	2,710
Series PT 595, 1.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	2,150	2,150
Series Putters 224, 1.39% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	3,125	3,125
Saint Charles County Indl. Dev. Auth. Multi-family Rev. (Peine Lakes Apts. Proj.) 1.4%, LOC Wachovia Bank NA, VRDN (b)(e)	2,150	2,150
Saint Louis Indl. Dev. Auth. (Metropolitan Lofts Apts. Proj.) Series 2003 A, 1.35%, LOC Fannie Mae, VRDN (b)(e)	13,250	13,250
Saint Louis Indl. Dev. Auth. Elderly Hsg. Rev. (Homer G. Phillips Historic Restoration Proj.):
Series 2001 A, 1.45%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	4,500	4,500
Series B, 1.45%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	12,400	12,400
		176,530
Montana - 0.6%
Montana Board Invt. Resource Recovery Rev. Bonds (Colstrip Proj.) 1.25%, tender 2/25/05, LOC Dexia Cr. Local de France (b)(e)	55,300	55,300
Montana Board of Hsg.:
Bonds Series LB 04 06, 1.1%, tender 10/13/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)(g)	7,900	7,900
Participating VRDN:
Series BA 00 I, 1.47% (Liquidity Facility Bank of America NA) (b)(e)(f)	6,445	6,445
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Montana - continued
Montana Board of Hsg.: - continued
Participating VRDN:
Series LB 03 L33J, 1.47% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	$ 19,280	$ 19,280
Series Merlots 02 A19, 1.45% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	2,815	2,815
		91,740
Nebraska - 1.3%
Nebhelp, Inc. Rev. Series C, 1.45% (MBIA Insured), VRDN (b)(e)	15,300	15,300
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN:
Series 2000 H, 1.47% (Liquidity Facility Bank of America NA) (b)(e)(f)	1,440	1,440
Series BA 98 J, 1.47% (Liquidity Facility Bank of America NA) (b)(e)(f)	14,995	14,995
Series FRRI L31, 1.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	3,665	3,665
Series Merlots 00 O, 1.45% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	1,465	1,465
Series Merlots 00 UU, 1.45% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	6,870	6,870
Series 2000 F, 1.37% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	20,005	20,005
Series 2000 G, 1.37% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	4,335	4,335
Series 2001 B, 1.37% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	18,155	18,155
Series 2001 E, 1.37% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	9,385	9,385
Series 2002 B, 1.37% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	25,620	25,620
Series 2002 F:
1.37% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	7,825	7,825
1.37% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	7,895	7,895
Series 2003 B, 1.37% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	15,875	15,875
Series 2003 E, 1.37% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	9,990	9,990
Series 2004 B, 1.37%, LOC Fed. Home Ln. Bank Topeka, VRDN (b)(e)	12,000	12,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nebraska - continued
Omaha Gen. Oblig. Participating VRDN Series EGL 040010, 1.38% (Liquidity Facility Citibank NA) (b)(f)	$ 5,065	$ 5,065
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) 1.38%, LOC Wachovia Bank NA, VRDN (b)(e)	20,000	20,000
		199,885
Nevada - 0.7%
Clark County Arpt. Rev. Participating VRDN Series PT 1866, 1.42% (Liquidity Facility WestLB AG) (b)(e)(f)	6,340	6,340
Clark County Gen. Oblig. Participating VRDN Series ROC II R4012, 1.42% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	7,825	7,825
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series B, 1.4%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	25,000	25,000
Clark County Las Vegas-McCarran Int'l. Arpt. Passenger Facility Charge Rev. Participating VRDN Series Stars 91, 1.42% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	4,835	4,835
Clark County School District Participating VRDN Series FRRI 02 D, 1.4% (Liquidity Facility Bank of New York, New York) (b)(f)	5,910	5,910
Director of State Dept. Bus. & Ind. Indl. Dev. Rev. (Valley Joist, Inc. Proj.) Series A, 1.47%, LOC AmSouth Bank NA, Birmingham, VRDN (b)(e)	8,060	8,060
Las Vegas Valley Wtr. District Participating VRDN:
Series PT 1672, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,310	5,310
Series PT 1675, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	11,980	11,980
Nevada Gen. Oblig. Participating VRDN Series SGB 31, 1.38% (Liquidity Facility Societe Generale) (b)(f)	23,100	23,100
Nevada Hsg. Division:
Participating VRDN Series Merlots 00 A6, 1.45% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	3,575	3,575
(Horizon Apt. Hsg. Proj.) Series 2000 A, 1.38%, LOC Fannie Mae, VRDN (b)(e)	5,510	5,510
Series 2002 A, 1.38%, LOC Fannie Mae, VRDN (b)(e)	7,510	7,510
		114,955
New Hampshire - 1.4%
Clipper Tax-Exempt Trust Participating VRDN Series 2003 4, 1.43% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(f)	42,307	42,307
Manchester Arpt. Rev. 1.37% (FGIC Insured), VRDN (b)(e)	35,885	35,885
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Hampshire - continued
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A:
1.19% tender 10/1/04, CP mode (e)	$ 20,000	$ 20,000
1.23% tender 10/5/04, CP mode (e)	4,000	4,000
Series 1990 B, 1.12% tender 9/13/04, CP mode	43,100	43,100
New Hampshire Bus. Fin. Auth. Rev. (Luminescent Sys., Inc. Proj.) Series 1998, 1.45%, LOC HSBC Bank USA, VRDN (b)(e)	3,650	3,650
New Hampshire Bus. Fin. Auth. Solid Waste Disp. Rev. (Lonza Biologies, Inc. Proj.) 1.43%, LOC Deutsche Bank AG, VRDN (b)(e)	20,000	20,000
New Hampshire Higher Edl. & Health Facilities Auth. Rev. Participating VRDN Series MS 866, 1.38% (Liquidity Facility Morgan Stanley) (b)(f)	22,000	22,000
New Hampshire Hsg. Fin. Auth. Single Family Rev.:
Bonds Series Merlots 00 A29, 1.5%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA) (b)(e)(f)(g)	3,890	3,890
Participating VRDN:
Series BA 01 B, 1.47% (Liquidity Facility Bank of America NA) (b)(e)(f)	3,190	3,190
Series Merlots 00 B13, 1.45% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	1,030	1,030
Series Merlots 01 A51, 1.45% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	2,845	2,845
Series Merlots 97 F, 1.45% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	3,205	3,205
Series PA 351, 1.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	1,340	1,340
Series PT 348, 1.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	1,685	1,685
Series Putters 357, 1.39% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)(f)	12,645	12,645
		220,772
New Jersey - 1.1%
New Jersey Gen. Oblig. Participating VRDN Series LB04 L55J, 1.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	174,400	174,400
New Mexico - 1.7%
Dona Ana County Indl. Dev. Rev. (Karr Tool & Manufacturing Proj.) Series 1996, 1.37%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	1,785	1,785
Espanol Indl. Dev. Rev. (Nambee Mills, Inc. Proj.) Series A, 1.5%, LOC Nat'l. City Bank, Indiana, VRDN (b)(e)	1,380	1,380
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Mexico - continued
New Mexico Gen. Oblig. Participating VRDN Series LB04 L38, 1.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	$ 22,250	$ 22,250
New Mexico Mtg. Fin. Auth.:
Bonds:
(Single Family Mtg. Prog.) Series PT 225, 1.4%, tender 12/9/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)(g)	7,595	7,595
Series Merlots 01 A37, 1.5%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA) (b)(e)(f)(g)	8,565	8,565
1.504%, tender 9/1/04 (b)(e)	207,600	207,600
Participating VRDN:
Series FRRI 03 L15, 1.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	8,125	8,125
Series Merlots 00 A9, 1.45% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	1,955	1,955
Series PA 118, 1.43% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	755	755
Series PT 2314, 1.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	2,685	2,685
		262,695
New York - 1.1%
Bank of New York Muni. Ctfs. trust various states Participating VRDN Series BNY 02 3, 1.44% (Liquidity Facility Bank of New York, New York) (b)(e)(f)	1,500	1,500
Energy Northwest Elec. Rev. Participating VRDN Series MSTC 02 188, 1.4% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	10,995	10,995
Erie County Gen. Oblig. RAN 3% 7/13/05, LOC Citibank NA	17,300	17,513
Metropolitan Trans. Auth. Rev. Bonds Series B, 3% 11/15/04	7,200	7,227
Metropolitan Trans. Auth. Transit Facilities Rev. Series B:
0.98% 9/8/04, LOC ABN-AMRO Bank NV, CP	25,000	25,000
0.98% 9/15/04, LOC ABN-AMRO Bank NV, CP	25,000	25,000
1.35% 9/15/04, LOC ABN-AMRO Bank NV, CP	500	500
New York City Gen. Oblig. Participating VRDN Series ROC II 251, 1.39% (Citigroup Global Markets Hldgs., Inc. Guaranteed) (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	38,200	38,200
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 1:
1.35% 9/23/04 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility JPMorgan Chase Bank), CP	20,000	20,000
1.35% 9/24/04 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility JPMorgan Chase Bank), CP	20,000	20,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Mtg. Agcy. Rev. Participating VRDN Series PA 410, 1.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	$ 4,085	$ 4,085
New York Transitional Fin. Auth. Rev. Bonds Series FRRI 01 N11, 1.25%, tender 9/17/04 (Liquidity Facility Bank of New York, New York) (b)(f)(g)	10,000	10,000
		180,020
Non State Specific - 0.6%
Clipper Tax-Exempt Trust Participating VRDN:
Series 2003 1, 1.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	19,690	19,690
Series 2003 10, 1.52% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(f)	37,100	37,100
Series 2003 13, 1.44% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	12,750	12,750
Series 2003 3, 1.5% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	28,985	28,985
		98,525
North Carolina - 1.3%
Buncombe County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Gold Star Coating Proj.) Series 1997, 1.47%, LOC Comerica Bank, Detroit, VRDN (b)(e)	3,855	3,855
Catawba County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Kroehler Furniture Proj.) Series 1998, 1.45%, LOC Nat'l. City Bank, VRDN (b)(e)	2,900	2,900
Charlotte Arpt. Rev. Participating VRDN Series ROC II 99 R9, 1.42% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)(f)	3,000	3,000
Columbus County Indl. Facilities & Poll. Cont. Rev. (Conflandey, Inc. Proj.) 1.43%, LOC BNP Paribas SA, VRDN (b)(e)	3,800	3,800
Concord Multi-family Hsg. Rev. (Concord Chase Apts. Proj.) 1.41%, LOC Suntrust Bank, VRDN (b)(e)	5,740	5,740
Durham County Gen. Oblig. Participating VRDN Series MS 01 643, 1.36% (Liquidity Facility Morgan Stanley) (b)(f)	16,395	16,395
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 1.5%, VRDN (b)(e)	1,200	1,200
Henderson County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (American Coating Technologies Proj.) 1.43%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(e)	4,150	4,150
North Carolina Agric. Fin. Auth. Agric. Dev. Rev. (J.W. Jones Lumber Co. Proj.) Series 2000, 1.4%, LOC Wachovia Bank NA, VRDN (b)(e)	4,400	4,400
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Series 2001 A1, 1.14% 9/8/04, CP	$ 19,445	$ 19,445
North Carolina Gen. Oblig. Participating VRDN Series PT 1962, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,465	5,465
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN:
Series FRRI 02 L7, 1.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	6,345	6,345
Series FRRI 03 L17, 1.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	2,325	2,325
Piedmont Triad Arpt. Auth. Spl. Facilities Rev. (Triad Int'l. Maintenance Corp. Proj.) Series 1989, 1.55%, LOC Citibank NA, New York, VRDN (b)(e)	7,400	7,400
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev.:
(New Generation Corp. Proj.) Series 1999, 1.4%, LOC Wachovia Bank NA, VRDN (b)(e)	3,500	3,500
(Pine Brick Co., Inc. Proj.) Series 2000, 1.4%, LOC Wachovia Bank NA, VRDN (b)(e)	7,600	7,600
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.) 1.4%, LOC Wachovia Bank NA, VRDN (b)(e)	34,355	34,355
Surry County Indl. Facilities & Poll. Cont. Rev. (Intex Corp. Proj.) 1.38%, LOC Bank of America NA, VRDN (b)(e)	700	700
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Indl. Dev. Rev. (Greiner Vacuette NA Proj.) 1.4%, LOC Wachovia Bank NA, VRDN (b)(e)	8,300	8,300
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Rock-Tenn Converting Corp. Proj.) 1.41%, LOC Suntrust Bank, VRDN (b)(e)	2,750	2,750
Univ. of North Carolina at Chapel Hill Rev.:
1.16% 9/10/04, CP	19,000	19,000
1.18% 10/1/04, CP	20,841	20,841
Univ. Sys. Pool Rev. Participating VRDN Series PT 1614, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	9,030	9,030
Wake County Hsg. Auth. Multi-family Rev. (Grove at Cary Park Apt. Proj.) Series 2001 A, 1.41%, LOC Suntrust Bank, VRDN (b)(e)	6,840	6,840
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
North Carolina - continued
Wake County Indl. Facilities & Poll. Cont. Fin. Agcy. Indl. Dev. Rev. (Carolina Indl. LLC Proj.) Series 1997, 1.4%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	$ 1,875	$ 1,875
Wilmington Hsg. Auth. Multi-family Rev. (Garden Lake Estates Proj.) Series 1999, 1.41%, LOC Suntrust Bank, VRDN (b)(e)	5,600	5,600
		206,811
North Dakota - 0.2%
Mercer County Poll. Cont. Rev. (United Pwr. Assoc. Proj.) Series 1994 C, 1.5% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	9,150	9,150
North Dakota Hsg. Fin. Agcy. Rev.:
Participating VRDN Series 2000, 1.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	3,205	3,205
(Home Mortgage Fin. Prog. Series 2004 C, 1.34% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	23,245	23,245
		35,600
Ohio - 1.4%
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev.:
Series 1998 A1, 1.36% (Liquidity Facility Sallie Mae), VRDN (b)(e)	35,700	35,700
Series 1998 A2, 1.36% (Liquidity Facility Sallie Mae), VRDN (b)(e)	34,200	34,200
Cincinnati Technical & Cmnty. College Gen. Receipts Participating VRDN Series PT 02 1587, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,515	6,515
Clark County Multi-family Rev. (The Ohio Masonic Home Proj.) Series 1999, 1.42% (AMBAC Insured), VRDN (b)	13,365	13,365
Cuyahoga County Health Care Facilities Rev. (Althenheim Proj.) 1.47%, LOC U.S. Bank NA, Minnesota, VRDN (b)	8,000	8,000
Delaware County Health Care Facilities (Willow Brook Christian Cmnty. Proj.) Series 1999, 1.35%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	6,000	6,000
Ohio Bldg. Auth. Participating VRDN Series LB 04 L21J, 1.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	9,240	9,240
Ohio Gen. Oblig. Participating VRDN Series PT 1591, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	10,430	10,430
Ohio Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN:
Series BA 00 F, 1.47% (Liquidity Facility Bank of America NA) (b)(e)(f)	11,835	11,835
Series BA 00 Q, 1.47% (Liquidity Facility Bank of America NA) (b)(e)(f)	1,100	1,100
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ohio - continued
Ohio Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN: - continued
Series BA 98 B, 1.47% (Liquidity Facility Bank of America NA) (b)(e)(f)	$ 20,300	$ 20,300
Series BA 98 Q, 1.47% (Liquidity Facility Bank of America NA) (b)(e)(f)	20,395	20,395
Series BA 99 Q, 1.47% (Liquidity Facility Bank of America NA) (b)(e)(f)	3,425	3,425
Series LB 03 L46J, 1.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	5,130	5,130
Series PT 241, 1.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	6,220	6,220
Series PT 582, 1.41% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)(f)	3,100	3,100
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 1.4%, LOC Key Bank NA, VRDN (b)(e)	3,800	3,800
(Pedcor Invt. Willowlake Apts. Proj.) Series A, 1.39%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	2,400	2,400
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 1.4%, LOC Fleet Bank NA, VRDN (b)(e)	8,100	8,100
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev. (American Steel & Wire Corp. Proj.) 1.4%, LOC Lasalle Bank NA, VRDN (b)(e)	2,400	2,400
Richland County Indl. Dev. Rev. (Sabin Robbins Paper Co. Proj.) Series 1997, 1.47%, LOC Fifth Third Bank, Cincinnati, VRDN (b)(e)	800	800
Stark County Indl. Dev. Rev.:
(H-P Products, Inc. Proj.) 1.46%, LOC Key Bank NA, VRDN (b)(e)	2,200	2,200
(Kidd Dev. Proj.) 1.55%, LOC Bank One NA, VRDN (b)(e)	1,500	1,500
		216,155
Oklahoma - 1.2%
Clipper Tax-Exempt Trust Participating VRDN Series 2004 3, 1.44% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(f)	18,395	18,395
Comanche County Indl. Dev. Auth. Rev. (Silver Line Plastics Corp. Proj.) Series 2000, 1.4%, LOC Wachovia Bank NA, VRDN (b)(e)	7,700	7,700
Grand River Dam Auth. Rev. Participating VRDN Series PT 1953, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	9,995	9,995
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Oklahoma - continued
Guymon Util. Auth. Rev. (Seaboard Proj.) Series 1995, 1.41%, LOC Suntrust Bank, VRDN (b)(e)	$ 3,300	$ 3,300
Oklahoma Dev. Fin. Auth. Rev.:
Bonds (ConocoPhillips Co. Proj.) 1.35%, tender 12/1/04 (b)(e)	12,000	12,000
(ConocoPhillips Co. Proj.) 1.37%, LOC JPMorgan Chase Bank, VRDN (b)(e)	3,000	3,000
(Shawnee Fdg. LP Proj.) Series 1996, 1.41%, LOC Bank of Nova Scotia, VRDN (b)(e)	3,100	3,100
Oklahoma Gen. Oblig. Participating VRDN Series PT 1879, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	9,690	9,690
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN:
Series LB 03 L29J, 1.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	6,800	6,800
Series LB 99 A5, 1.42% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(f)	2,840	2,840
Series PT 167, 1.41% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	2,280	2,280
Series PT 305, 1.41% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(f)	3,510	3,510
Oklahoma Student Ln. Auth. Rev. Series 2002 A1, 1.37% (MBIA Insured), VRDN (b)(e)	22,125	22,125
Tulsa County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 01 582, 1.44% (Liquidity Facility Morgan Stanley) (b)(e)(f)	54,400	54,400
Tulsa Indl. Auth. Indl. Dev. Rev. (Southwest United Ind., Inc./Southwest Aeroservices Proj.) Series 1998, 1.43%, LOC Bank of America NA, VRDN (b)(e)	2,600	2,600
Tulsa Int'l. Arpt. Gen. Rev. Participating VRDN:
Series BA 97 B1, 1.52% (Liquidity Facility Bank of America NA) (b)(e)(f)	12,045	12,045
Series BA 97 B2, 1.47% (Liquidity Facility Bank of America NA) (b)(f)	7,000	7,000
		180,780
Oregon - 0.9%
Oregon Dept. Administrtve Services Participating VRDN Series EGL 04 2011, 1.38% (Liquidity Facility Citibank NA) (b)(f)	4,500	4,500
Oregon Econ. & Cmnty. Econ. Dev. Rev. (American Bridge Co. Proj.) Series 205, 1.45%, LOC Nat'l. City Bank, PA, VRDN (b)(e)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Oregon - continued
Oregon Gen. Oblig.:
Participating VRDN Series ROC II R6001, 1.38% (Liquidity Facility Citibank NA) (b)(f)	$ 4,985	$ 4,985
Series 1973 E, 1.34%, VRDN (b)	45,218	45,218
Oregon Hsg. & Cmnty. Svcs. Dept. Mtg. Rev.:
Bonds:
Series 2003 M, 1.2%, tender 1/6/05 (b)	7,000	7,000
Series 2003 P, 1.25%, tender 1/6/05 (b)(e)	32,720	32,720
Participating VRDN:
Series Merlots 01 B5, 1.45% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	8,095	8,095
Series ROC II R 288, 1.38% (Liquidity Facility Citibank NA) (b)(e)(f)	4,230	4,230
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 1.47% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	11,750	11,750
Port of Portland Arpt. Rev. Participating VRDN Series PT 683, 1.42% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)(f)	10,690	10,690
Portland Hsg. Auth. Rev. (New Columbia - Cecelia Proj.) 1.38%, LOC Bank of America NA, VRDN (b)(e)	200	200
		134,388
Pennsylvania - 4.5%
Allegheny County Arpt. Rev. Participating VRDN Series PA 567, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	10,905	10,905
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN:
Series EGL 95 3503, 1.38% (Liquidity Facility Citibank NA, New York) (b)(f)	15,600	15,600
Series EGL 95 3504, 1.38% (Liquidity Facility Citibank NA, New York) (b)(f)	19,800	19,800
Berks County Indl. Dev. Auth. Indl. Dev. Rev. Bonds (American Wtr. Cap. Corp. Proj.) Series 1996, 1.28% tender 10/4/04, CP mode (e)	16,700	16,700
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. Participating VRDN Series PA 1139, 1.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	6,000	6,000
Crawford County Indl. Dev. Auth. Rev. (Clear Lake Lumber, Inc. Proj.) Series 1997, 1.46%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	3,475	3,475
Harrisburg Auth. Wtr. Rev. Series A, 1.37% (FGIC Insured), VRDN (b)	11,200	11,200
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Lancaster County Hosp. Auth. Rev. (Health Ctr. Willow Valley Proj.) Series B, 1.42% (MBIA Insured), VRDN (b)	$ 6,580	$ 6,580
Lehigh County Indl. Dev. Auth. Rev. (Mancor Industries, Inc. Proj.) 1.46%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	3,500	3,500
Montgomery Higher Ed. & Health Auth. Hosp. Rev. Participating VRDN Series MSTC 98 31 Class A, 1.43% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	11,925	11,925
Northampton County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Cap. Corp. Proj.):
Series 1988:
1.2% tender 9/7/04, CP mode (e)	12,250	12,250
1.22% tender 9/7/04, CP mode (e)	6,000	6,000
Series 1991, 1.28% tender 10/4/04, CP mode (e)	15,450	15,450
(Binney & Smith, Inc. Proj.) Series 1997 A, 1.4%, LOC Bank One NA, Chicago, VRDN (b)(e)	1,900	1,900
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Reliant Energy Seward LLC Proj.):
Series 2002 A, 1.36%, LOC WestLB AG, VRDN (b)(e)	21,200	21,200
Series 2002 B, 1.37%, LOC WestLB AG, VRDN (b)(e)	25,000	25,000
Series A:
1.36%, LOC WestLB AG, VRDN (b)(e)	36,500	36,500
1.38%, LOC Barclays Bank PLC, VRDN (b)(e)	49,300	49,300
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Alpha Carb Enterprises Proj.) Series 1995 D1, 1.41%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	100	100
(BPS Dev. Proj.) Series 1989 D3, 1.41%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	50	50
(Giffen, Schlaegle & Pirilla Group Proj.) Series 1992 A3, 1.41%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	175	175
Series 1994 B3, 1.41%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	900	900
Series 1995 D10, 1.41%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	200	200
Series 1996 D5, 1.41%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	2,000	2,000
Series 1997 B1, 1.41%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	1,100	1,100
Series 1997 B4, 1.41%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	1,100	1,100
Series 1997 B6, 1.41%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	500	500
Series 1997 B8, 1.41%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	800	800
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.: - continued
Series 1997 B9, 1.41%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	$ 700	$ 700
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.:
Series 1997 A, 1.35% (AMBAC Insured), VRDN (b)(e)	18,600	18,600
Series 2000 A, 1.35% (AMBAC Insured), VRDN (b)(e)	21,800	21,800
Series 2001 B, 1.37% (FSA Insured), VRDN (b)(e)	25,100	25,100
Series 2002 B, 1.37% (FSA Insured), VRDN (b)(e)	47,200	47,200
Series A:
1.35% (AMBAC Insured), VRDN (b)(e)	20,000	20,000
1.37% (FSA Insured), VRDN (b)(e)	19,500	19,500
Series A1, 1.35% (AMBAC Insured), VRDN (b)(e)	35,400	35,400
Pennsylvania Hsg. Fin. Agcy. Participating VRDN:
Series PA 1235, 1.39% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,200	5,200
Series PT 2068, 1.39% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	8,020	8,020
Series PT 2190, 1.39% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	13,780	13,780
Series PT 890, 1.39% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	30,800	30,800
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN Series AAB 03 24, 1.38% (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	12,490	12,490
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series 04 29 Class A, 1.38% (Liquidity Facility Citibank NA) (b)(f)	8,430	8,430
Philadelphia Arpt. Rev. Participating VRDN Series SG 118, 1.42% (Liquidity Facility Societe Generale) (b)(e)(f)	9,715	9,715
Philadelphia Auth. for Indl. Dev. Arpt. Rev. Participating VRDN Series PA 882, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	3,795	3,795
Philadelphia Gas Works Rev. Series 2002 D, 1.39% 9/1/04, LOC JPMorgan Chase Bank, CP	15,000	15,000
Philadelphia School District TRAN 3% 6/30/05	74,600	75,444
Pittsburgh Urban Redev. Auth. Single Family Mortgage Rev. Participating VRDN Series PT 996, 1.39% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	18,600	18,600
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series MS 01 752, 1.36% (Liquidity Facility Morgan Stanley) (b)(f)	3,715	3,715
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Venango Indl. Dev. Auth. Resource Recovery Rev. Bonds (Scrubgrass Generating Co. LP Proj.):
Series 1990 A, 1.08% tender 9/15/04, LOC Dexia Cr. Local de France, CP mode (e)	$ 12,100	$ 12,100
Series 1993, 1.08% tender 9/15/04, LOC Dexia Cr. Local de France, CP mode (e)	17,485	17,485
		703,084
Rhode Island - 0.1%
Rhode Island Hsg. & Mtg. Fin. Corp.:
Bonds Series 2002 39C, 4% 3/24/05 (e)	15,180	15,381
Participating VRDN Series Merlots 02 A6, 1.45% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	5,035	5,035
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev. (NFA Corp. Proj.) 1.4%, LOC Fleet Bank NA, VRDN (b)(e)	2,400	2,400
		22,816
South Carolina - 1.8%
Berkeley County Exempt Facility Indl. Rev.:
(Amoco Chemical Co. Proj.) 1.39%, VRDN (b)(e)	15,300	15,300
(BP Amoco Chemical Co. Proj.) 1.39%, VRDN (b)(e)	15,000	15,000
Berkeley County School District Participating VRDN Series MSCO 01 656, 1.36% (Liquidity Facility Morgan Stanley) (b)(f)	8,679	8,679
Charleston County School District Participating VRDN Series PT 2100, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	13,825	13,825
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series A, 1.39%, VRDN (b)(e)	4,100	4,100
Dorchester County Indl. Dev. Rev. (SYN Strand, Inc. Proj.) Series 1994, 1.4%, LOC Wachovia Bank NA, VRDN (b)(e)	6,650	6,650
Greer Combined Util. Sys. Rev. Participating VRDN Series Merlots 02 A30, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(f)	3,760	3,760
Orangeburg County Solid Waste Disp. Facilities Rev. Participating VRDN Series Merlots 97 B, 1.45% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	8,825	8,825
Richland County School District #2 Participating VRDN Series PT 1646, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	18,070	18,070
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Participating VRDN:
Series BA 01 L, 1.47% (Liquidity Facility Bank of America NA) (b)(e)(f)	2,980	2,980
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Carolina - continued
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Participating VRDN: - continued
Series PA 1072, 1.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	$ 5,620	$ 5,620
Series PT 326, 1.41% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	20,775	20,775
South Carolina Hsg. Fin. & Dev. Auth. Multi-family Rev.:
(Cedarwoods Apts. Proj.) 1.41%, LOC Suntrust Bank, VRDN (b)(e)	3,000	3,000
(City Heights Apt. Proj.) Series 2000 A1, 1.41%, LOC Suntrust Bank, VRDN (b)(e)	5,620	5,620
(Spartanburg Terrace Apt. Proj.) Series 2000 C1, 1.41%, LOC Suntrust Bank, VRDN (b)(e)	1,960	1,960
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.:
(Alfmeier Corp. Proj.) 1.45%, LOC Bayerische Landesbank Girozentrale, VRDN (b)(e)	2,300	2,300
(Carolina Ceramics LLC Proj.) 1.4%, LOC Wachovia Bank NA, VRDN (b)(e)	4,400	4,400
(Carolinas Recycling Group Proj.) Series 2001, 1.4%, LOC Wachovia Bank NA, VRDN (b)(e)	4,700	4,700
(Chambers Richland Co. Landfill Proj.) Series 1997, 1.41%, LOC Suntrust Bank, VRDN (b)(e)	9,000	9,000
(Giant Cement Holding, Inc. Proj.) 1.37%, LOC Citibank NA, New York, VRDN (b)(e)	11,250	11,250
(Keys Printing Co. Proj.) 1.5%, LOC Bank One NA, Chicago, VRDN (b)(e)	2,000	2,000
(Mohawk Ind., Inc. Proj.):
Series 1997 A, 1.44%, LOC Wachovia Bank NA, VRDN (b)(e)	1,100	1,100
Series 1997 B, 1.44%, LOC Wachovia Bank NA, VRDN (b)(e)	1,800	1,800
Series C, 1.44%, LOC Wachovia Bank NA, VRDN (b)(e)	6,225	6,225
(Ring Missouri LP Proj.) Series 1999, 1.41%, LOC Suntrust Bank, VRDN (b)(e)	4,400	4,400
(Turnils North America Proj.) Series 1999, 1.4%, LOC Wachovia Bank NA, VRDN (b)(e)	4,700	4,700
(Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 1.41%, LOC Wachovia Bank NA, VRDN (b)(e)	5,000	5,000
South Carolina Ports Auth. Ports Rev. Series 1998 B, 1.37% (FSA Insured), VRDN (b)(e)	7,500	7,500
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series EGL 04 0017, 1.38% (Liquidity Facility Citibank NA) (b)(f)	7,660	7,660
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev. Participating VRDN: - continued
Series Merlots 00 L, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(f)	$ 6,500	$ 6,500
Series Merlots B6, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(f)	10,000	10,000
Series Putters 277, 1.36% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,285	5,285
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN:
Series MS 728, 1.36% (Liquidity Facility Morgan Stanley) (b)(f)	12,500	12,500
Series PT 2304, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	12,850	12,850
Series PT 2306, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,180	5,180
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 1.9% tender 11/9/04, CP mode	20,950	20,950
		279,464
South Dakota - 0.4%
South Dakota Hsg. Dev. Auth.:
(Harmony Heights Proj.) Series 2001, 1.45%, LOC Fannie Mae, VRDN (b)(e)	6,500	6,500
1.38% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)(e)	5,000	5,000
South Dakota Hsg. Dev. Auth. Single Family Rev. Participating VRDN:
Series PT 826, 1.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	1,600	1,600
Series PT 888, 1.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	29,740	29,740
Series PT 907, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,920	5,920
Series PT 957, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	6,515	6,515
		55,275
Tennessee - 2.0%
Bristol Health & Edl. Facilities Board Rev. Participating VRDN Series LB 03 L42J, 1.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	28,200	28,200
Chattanooga Indl. Dev. Board Indl. Rev. (Burner Systems Int'l., Inc. Proj.) 1.38%, LOC JPMorgan Chase Bank, VRDN (b)(e)	4,500	4,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Tennessee - continued
Cumberland County Indl. Dev. Board Indl. Dev. Rev. (Delbar Products, Inc. Proj.) 1.46%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	$ 1,450	$ 1,450
Jackson Indl. Dev. Board Solid Waste Disp. Rev. (Florida Steel Corp. Proj.) Series 1995, 1.38%, LOC Bank of America NA, VRDN (b)(e)	8,000	8,000
Johnson City Health & Edl. Hosp. Rev. Participating VRDN:
Series FRRI 00 A2, 1.37% (Liquidity Facility Bank of New York, New York) (b)(f)	13,100	13,100
Series LB 03 L8J, 1.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	25,700	25,700
Series PT 922, 1.4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	23,000	23,000
Lewisburg Indl. Dev. Board (Waste Mgmt., Inc., Proj.) 1.42%, LOC Wachovia Bank NA, VRDN (b)(e)	10,000	10,000
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 1.35%, VRDN (b)(e)	11,600	11,600
Maury County Indl. Dev. Board Swr. Disp. Facility Rev. (Saturn Corp. Proj.) Series 1987, 2.36%, VRDN (b)(e)	7,000	7,000
McMinn County Indl. Dev. Board Indl. Rev. (Southern Ionics, Inc. Proj.) 1.47%, LOC Southtrust Bank NA, VRDN (b)(e)	360	360
McMinn County Indl. Dev. Board Solid Waste Disp. Facilities Rev. (Bowater, Inc. Proj.) Series 1999, 1.4%, LOC Wachovia Bank NA, VRDN (b)(e)	20,000	20,000
Memphis Elec. Sys. Rev.:
Bonds Series Putters 377, 1.28%, tender 12/9/04 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	14,000	14,000
Participating VRDN Series Putters 378, 1.36% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	17,960	17,960
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating VRDN:
Series Merlots 00 C, 1.45% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	22,000	22,000
Series PT 706, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,525	5,525
Series PT 718, 1.43% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	4,995	4,995
Metropolitan Nashville Arpt. Auth. Passenger Fac. Charge Rev. 1.41%, LOC Suntrust Bank, VRDN (b)(e)	7,200	7,200
Morristown Indl. Dev. Board Indl. Dev. Rev. (BOS Automotive Prod. Proj.) 1.46%, LOC Landesbank Baden-Wuerttemberg, VRDN (b)(e)	5,000	5,000
Selmer McNairy County Indl. Dev. Board Rev. (United Stainless Proj.) 1.38%, LOC Lasalle Bank NA, VRDN (b)(e)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Tennessee - continued
Sevier County Pub. Bldg. Auth. Rev.:
Series 2001 III A, 1.4% (AMBAC Insured), VRDN (b)(e)	$ 10,500	$ 10,500
Series II D1, 1.4% (AMBAC Insured), VRDN (b)(e)	17,275	17,275
Shelby County Gen. Oblig. Participating VRDN:
Series EGL 00 4201, 1.38% (Liquidity Facility Citibank NA, New York) (b)(f)	16,045	16,045
Series EGL 01 4202, 1.38% (Liquidity Facility Citibank NA, New York) (b)(f)	15,550	15,550
South Pittsburg Indl. Dev. Board Rev. (Lodge Manufacturing Proj.) 1.41%, LOC Suntrust Bank, VRDN (b)(e)	1,500	1,500
Tennessee Hsg. Dev. Agcy. Participating VRDN:
Series BA 01 H, 1.45% (Liquidity Facility Bank of America NA) (b)(e)(f)	3,880	3,880
Series FRRI 02 L13, 1.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	7,355	7,355
Series LB L32J, 1.47% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	4,840	4,840
White County Indl. Dev. Board Indl. Dev. Rev. (Genlyte Thomas Group LLC Proj.) Series 2001, 1.41%, LOC Bank of America NA, VRDN (b)(e)	5,000	5,000
		316,535
Texas - 13.8%
Austin Arpt. Sys. Rev. Participating VRDN Series Merlots 00 J, 1.45% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	21,805	21,805
Austin Elec. Util. Sys. Rev. Participating VRDN:
Series EGL 01 4302, 1.38% (Liquidity Facility Citibank NA, New York) (b)(f)	9,300	9,300
1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	8,760	8,760
Austin Util. Sys. Rev. Participating VRDN Series BA 98 V, 1.36% (Liquidity Facility Bank of America NA) (b)(f)	10,000	10,000
Austin Wtr. & Wastewtr. Sys. Rev.:
Bonds Series C, 4% 11/15/04 (FSA Insured)	5,000	5,027
Participating VRDN:
Series EGL 00 4303, 1.38% (Liquidity Facility Citibank NA, New York) (b)(f)	10,195	10,195
Series Merlots 00 LLL, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(f)	7,145	7,145
Series Merlots 01 A63, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(f)	6,415	6,415
Series Merlots 02 A1, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(f)	2,075	2,075
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 1.38%, LOC JPMorgan Chase Bank, VRDN (b)	$ 3,500	$ 3,500
Board of Regents of The Univ. of Texas Sys. Permanent Univ. Fund Participating VRDN Series SG B55, 1.38% (Liquidity Facility Societe Generale) (b)(f)	26,000	26,000
Brazos Hbr. Indl. Dev. Corp. Envir. Facilities Rev. Bonds (ConocoPhillips Co. Proj.) 1.8%, tender 8/1/05 (b)(e)	6,800	6,800
Brazos River Auth. Poll. Cont. Rev.:
(Texas Utils. Elec. Co. Proj.):
1.4%, LOC Cr. Suisse First Boston Bank, VRDN (b)(e)	25,700	25,700
1.4%, LOC JPMorgan Chase Bank, VRDN (b)(e)	16,600	16,600
(Texas Utils. Energy Co. Proj.) Series A, 1.4%, LOC Citibank NA, New York, VRDN (b)(e)	13,500	13,500
Brazos River Hbr. Navigation Brazoria County Envir. Facilities Rev.:
(JT Venture Proj.) Series 1998, 1.39%, LOC JPMorgan Chase Bank, VRDN (b)(e)	25,000	25,000
(Merey Sweeny LP Proj.) Series 2000 A, 1.39%, LOC JPMorgan Chase Bank, VRDN (b)(e)	3,600	3,600
Brazosport Independent School District Participating VRDN Series PT 2315, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,370	5,370
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 1.41%, LOC HSBC Bank USA, VRDN (b)(e)	6,250	6,250
Calhoun County Navigation District Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) 1.4%, LOC Wachovia Bank NA, VRDN (b)(e)	6,885	6,885
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) 1.4%, LOC Wachovia Bank NA, VRDN (b)(e)	10,000	10,000
Calhoun County Navigator District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 1.38%, LOC Bank of America NA, VRDN (b)(e)	5,500	5,500
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.):
Series 2000, 1.4%, LOC Wachovia Bank NA, VRDN (b)(e)	22,100	22,100
1.4%, LOC Wachovia Bank NA, VRDN (b)(e)	22,100	22,100
Camp County Indl. Dev. Corp. Envir. Facilities Rev. (Pilgrim's Pride Corp. Proj.) Series 1999, 1.37%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	17,000	17,000
Cap. Indl. Dev. Corp. Solid Waste Disp. Rev. (Texas Disp. Sys., Inc. Proj.) 1.38%, LOC Bank of America NA, VRDN (b)(e)	4,180	4,180
Corpus Christi Util. Sys. Rev. Series 2004 B, 1% 9/8/04, CP	12,000	12,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Cypress-Fairbanks Independent School District:
Bonds:
Series AAB 02 13, 1.39%, tender 9/7/04 (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	$ 9,940	$ 9,940
Series Merlots 01 A129, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA) (b)(f)(g)	14,440	14,440
Participating VRDN:
Series Merlots C16, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(f)	5,000	5,000
Series PT 1649, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	990	990
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series PA 1195, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,265	5,265
Dallas County Util. & Reclamation District Rev. Participating VRDN Series PA 1136R, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,575	6,575
Dallas Fort Worth Int'l. Arpt. Rev.:
Bonds:
Series PT 682, 1.4%, tender 12/9/04 (Liquidity Facility Svenska Handelsbanken AB) (b)(e)(f)(g)	9,005	9,005
Series PT 825, 1.75%, tender 7/7/05 (Liquidity Facility Lloyds TSB Bank PLC) (b)(e)(f)(g)	9,995	9,995
Participating VRDN:
Series EGL 03 20, 1.42% (Liquidity Facility Citibank NA, New York) (b)(e)(f)	16,800	16,800
Series FRRI 02 L29J, 1.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	12,735	12,735
Series Merlots 00 II, 1.45% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	11,695	11,695
Series Merlots 02 A13, 1.45% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	5,025	5,025
Series PT 1848, 1.42% (Liquidity Facility WestLB AG) (b)(e)(f)	5,385	5,385
Series PT 2318, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,640	5,640
Series Putter 353, 1.39% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	7,220	7,220
Series Putters 201, 1.39% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	18,245	18,245
Series Putters 202, 1.39% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	23,220	23,220
Series Putters 350, 1.39% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	7,140	7,140
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Dallas Fort Worth Int'l. Arpt. Rev.: - continued
Participating VRDN:
Series Putters 354, 1.39% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	$ 5,000	$ 5,000
Series Putters 355, 1.39% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	7,995	7,995
Series RF 03 4, 1.47% (Liquidity Facility Bank of New York, New York) (b)(e)(f)	17,375	17,375
1.42% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)(f)	3,000	3,000
Dallas Fort Worth Reg'l. Arpt. Rev. Participating VRDN Series EGL 95 4301 Class A, 1.38% (Liquidity Facility Citibank NA, New York) (b)(f)	24,435	24,435
Denton Util. Sys. Rev. Participating VRDN:
Series MS 00 428, 1.36% (Liquidity Facility Morgan Stanley) (b)(f)	9,220	9,220
Series MS 01 635, 1.36% (Liquidity Facility Morgan Stanley) (b)(f)	15,210	15,210
Dublin Econ. Dev. Corp. Indl. Dev. Auth. Rev. (Universal Blanchers LLC Proj.) 1.4%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	4,200	4,200
Eagle Mountain & Saginaw Independent School District Participating VRDN Series SGA 03 141, 1.4% (Liquidity Facility Societe Generale) (b)(f)	6,000	6,000
Ector County Independent School District Participating VRDN Series EGL 02 4301, 1.38% (Liquidity Facility Citibank NA, New York) (b)(f)	4,120	4,120
El Paso Gen. Oblig. 1.22% 9/10/04, CP	30,000	30,000
Fort Bend County Hsg. Fin. Corp. Single Family Rev. Participating VRDN Series FRRI 02 L14, 1.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	3,345	3,345
Frisco Gen. Oblig. Participating VRDN Series PT 1933, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	16,165	16,165
Galveston Indl. Dev. Corp. Rev. (Mitchell Interests Proj.) 1.45%, LOC Bank One NA, Chicago, VRDN (b)(e)	2,000	2,000
Georgetown Indl. Dev. Corp. Rev. (Chatsworth Products, Inc. Proj.) Series 1996, 1.55%, LOC Bank One NA, Chicago, VRDN (b)(e)	4,850	4,850
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Bonds Series 1993 B, 1.75%, tender 6/1/05, LOC State Street Bank & Trust Co., Boston (a)(b)(e)	15,000	15,000
Greater Texas Student Ln. Corp. Student Ln. Rev.:
Bonds Series 1996 B, 1.75%, tender 6/1/05, LOC State Street Bank & Trust Co., Boston (b)(e)	4,250	4,250
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Greater Texas Student Ln. Corp. Student Ln. Rev.: - continued
Series 1996 A, 1.36%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	$ 9,000	$ 9,000
Gulf Coast Indl. Dev. Auth. (Mueller Flow Tech., Inc. Proj.) Series 1997, 1.39%, LOC Bank One NA, Chicago, VRDN (b)(e)	3,530	3,530
Gulf Coast Indl. Dev. Auth. Solid Waste Disp. Rev. (Citgo Petroleum Corp. Proj.) 1.39%, LOC Bank One NA, Chicago, VRDN (b)(e)	6,000	6,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Amoco Oil Co. Proj.) Series 1998, 1.39%, VRDN (b)(e)	16,300	16,300
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev.:
(Amoco Oil Co. Proj.) 1.39%, VRDN (b)(e)	12,200	12,200
(Waste Mgmt., Inc. Proj.) Series A, 1.38%, LOC JPMorgan Chase Bank, VRDN (b)(e)	9,500	9,500
Harlingen Indl. Dev. Auth. Indl. Dev. Rev. (Gibbs-Texas Die Casting Proj.) 1.64%, LOC Fifth Third Bank, Cincinnati, VRDN (b)(e)	5,875	5,875
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Houston Music Hall-Hobby Ctr. Proj.) Series 1999, 1.38%, LOC JPMorgan Chase Bank, VRDN (b)	4,900	4,900
Harris County Gen. Oblig.:
Bonds (Toll Road Proj.) 0% 8/1/05	16,025	15,783
Participating VRDN:
Series EGL 01 4305, 1.38% (Liquidity Facility Citibank NA, New York) (b)(f)	20,600	20,600
Series PT 1623, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,035	6,035
Series Putters 505, 1.36% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(f)	10,695	10,695
Series D1, 1.32% 9/21/04, CP	12,759	12,759
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Quail Chase Apts. Proj.) Series 1999, 1.37%, LOC Gen. Elec. Cap. Corp., VRDN (b)(e)	11,110	11,110
(Wellington Park Apts. Proj.) 1.39%, LOC Fannie Mae, VRDN (b)(e)	5,500	5,500
Houston Arpt. Sys. Rev. Participating VRDN:
Series Merlots 01 B4, 1.45% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	4,685	4,685
Series MSTC 00 98, 1.4% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	19,965	19,965
Series PT 1468, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	10,270	10,270
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Houston Arpt. Sys. Rev. Participating VRDN: - continued
Series ROC II R40, 1.42% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)(f)	$ 10,125	$ 10,125
Series ROC II R41, 1.42% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)(f)	12,825	12,825
Houston Gen. Oblig.:
Participating VRDN Series EGL 04 1008 Class A, 1.38% (Liquidity Facility Citibank NA) (b)(f)	10,000	10,000
Series 2003 D, 1.12% 9/9/04 (Liquidity Facility DEPFA BANK PLC), CP	10,000	10,000
Series A:
1.12% 9/3/04, CP	17,000	17,000
1.15% 9/3/04, CP	23,500	23,500
Series E, 1.12% 9/3/04 (Liquidity Facility Bank of America NA), CP	10,000	10,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series A:
1.05% 10/8/04, CP	16,700	16,700
1.05% 10/14/04, CP	11,200	11,200
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Little Nell Apts. Proj.) 1.39%, LOC Fannie Mae, VRDN (b)(e)	13,700	13,700
Houston Hsg. Fin. Corp. Single Family Mtg. Rev. Participating VRDN Series PT 631, 1.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	2,935	2,935
Houston Independent School District Bonds 1.73%, tender 6/15/05 (Permanent School Fund of Texas Guaranteed) (b)	51,380	51,380
Houston Indl. Dev. Corp. Rev. (Aero Houston East LP Proj.) Series 2003 A, 1.4%, LOC Bank One NA, Chicago, VRDN (b)(e)	5,215	5,215
Houston Util. Sys. Rev. Participating VRDN:
Merlots 04 B17, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(f)	4,700	4,700
ROC II R 4063, 1.38% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	10,000	10,000
Series Merlots C13, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(f)	7,700	7,700
Series TOC 2004 A, 1.36% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(f)	12,600	12,600
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 02 4302, 1.38% (Liquidity Facility Citibank NA, New York) (b)(f)	21,830	21,830
Series Merlots C20, 1.38% (Liquidity Facility Wachovia Bank NA) (b)(f)	3,280	3,280
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Houston Wtr. & Swr. Sys. Rev. Participating VRDN: - continued
Series SGB 24, 1.38% (Liquidity Facility Societe Generale) (b)(f)	$ 6,840	$ 6,840
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 1.39%, VRDN (b)(e)	6,300	6,300
Katy Independent School District Participating VRDN Series PT 1598, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,680	5,680
Lancaster Independent School District Participating VRDN Series PA 1264, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,500	7,500
Lower Colorado River Auth. Rev. Participating VRDN:
Series EGL 00 4302, 1.38% (Liquidity Facility Citibank NA, New York) (b)(f)	6,000	6,000
Series MSCO 01 577, 1.36% (Liquidity Facility Morgan Stanley) (b)(f)	7,915	7,915
Series PT 2004, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,790	5,790
Series PT 2270, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	16,550	16,550
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) 1.38%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	3,400	3,400
Lubbock Gen. Oblig. Participating VRDN Series ROC II R4532, 1.38% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	5,170	5,170
Mineral Wells Ind. Dev. Corp. Rev. (Ameron Int'l. Corp. Proj.) 1.45%, LOC Bank of America NA, VRDN (b)(e)	7,200	7,200
Montgomery County Gen. Oblig. Participating VRDN Series PT 2339, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,940	6,940
Nacogdoches County Hosp. District Sales Tax Rev. Participating VRDN Series Merlots 01 A59, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(f)	5,110	5,110
North East Texas Independent School District Participating VRDN Series Putters 393, 1.36% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,880	6,880
North Texas Higher Ed. Auth. Student Ln. Rev.:
Series 1991 C, 1.35% (AMBAC Insured), VRDN (b)(e)	5,000	5,000
Series 1993 A, 1.35%, LOC Lloyds TSB Bank PLC, VRDN (b)(e)	9,600	9,600
Series A, 1.35% (AMBAC Insured), VRDN (b)(e)	17,500	17,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Northside Independent School District Participating VRDN Series PT 2254, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 5,385	$ 5,385
Nueces River Indl. Dev. Auth. Poll. Cont. Rev. Bonds (San Miguel Elec. Coop., Inc. Proj.) Series 1984, 1.35% tender 10/12/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	24,160	24,160
Odessa Wtr. & Swr. Rev. Participating VRDN Series EGL 01 4307, 1.38% (Liquidity Facility Citibank NA, New York) (b)(f)	9,500	9,500
Plano Independent School District Participating VRDN Series ROC II R2106, 1.38% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	6,535	6,535
Polly Ryon Hosp. Auth. Texas Rev. (Polly Ryon Memorial Hosp. Proj.) 1.38%, LOC JPMorgan Chase Bank, VRDN (b)	3,650	3,650
Port Corpus Christi Indl. Dev. Corp. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.) Series 1998, 1.39%, LOC Bank One NA, Chicago, VRDN (b)(e)	19,200	19,200
Port of Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) 1.45%, VRDN (b)(e)	40,035	40,035
Princeton Independent School District Participating VRDN Series SGB 02 41A, 1.38% (Liquidity Facility Societe Generale) (b)(f)	3,500	3,500
Rockwall Independent School District Participating VRDN Series MSTC 01 123, 1.35% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	8,100	8,100
Sam Marcos Consolidated Independent School District Participating VRDN Series PT 2284, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	8,785	8,785
San Antonio Arpt. Sys. Rev. Participating VRDN Series PT 924, 1.42% (Liquidity Facility Lloyds TSB Bank PLC) (b)(e)(f)	5,000	5,000
San Antonio Elec. & Gas Systems Rev.:
Bonds Series Merlots 01 A10, 1.45%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA) (b)(f)(g)	5,780	5,780
Participating VRDN:
Series PT 1708, 1.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,495	7,495
Series SG 105, 1.36% (Liquidity Facility Societe Generale) (b)(f)	9,500	9,500
Series A:
1.12% 9/2/04, CP	27,700	27,700
1.12% 9/8/04, CP	18,800	18,800
San Antonio Independent School District Bonds Series AAB 01 28, 1.39%, tender 9/7/04 (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	15,500	15,500
San Antonio Indl. Dev. Auth. Indl. Dev. Rev. (LGC Bldg. & KLN Steel Proj.) Series 1998, 1.43%, LOC Bank of America NA, VRDN (b)(e)	3,300	3,300
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
San Antonio Wtr. Sys. Rev. Participating VRDN:
Series Merlots 00 VV, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(f)	$ 8,700	$ 8,700
Series SG 02 159, 1.36% (Liquidity Facility Societe Generale) (b)(f)	22,500	22,500
South Plains Hsg. Fin. Corp. Bonds Series Merlots 02 A11, 1.5%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA) (b)(e)(f)(g)	4,065	4,065
Tarrant County Health Facilities Dev. Corp. Health Sys. Rev. Bonds Series Merlots 00 BB, 1.45%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA) (b)(f)(g)	7,890	7,890
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 1.38%, LOC JPMorgan Chase Bank, VRDN (b)	8,635	8,635
Terrell Dev. Corp. Indl. Dev. Rev. (Consolidated Sys. Proj.) 1.4%, LOC Wachovia Bank NA, VRDN (b)(e)	4,100	4,100
Texas Dept. Hsg. & Cmnty. Affairs Mtg. Rev. Participating VRDN Series LB 04 L2, 1.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	7,830	7,830
Texas Dept. Hsg. & Cmnty. Affairs Single Family Rev.:
Participating VRDN:
Series BA 01 A, 1.47% (Liquidity Facility Bank of America NA) (b)(e)(f)	3,260	3,260
Series FRRI 02 L9, 1.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	11,660	11,660
Series LB 04 L16, 1.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	4,975	4,975
Series ROC II R178, 1.42% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)(f)	4,240	4,240
Series 2004 B, 1.35% (FSA Insured), VRDN (b)(e)	44,000	44,000
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Rev.:
(Bristol Apts. Proj.) 1.39%, LOC Fannie Mae, VRDN (b)(e)	4,000	4,000
(Chisholm Trail Proj.) 1.39%, LOC Fannie Mae, VRDN (b)(e)	6,000	6,000
(Post Oak East Apts. Proj.) Series A, 1.39%, LOC Fannie Mae, VRDN (b)(e)	8,000	8,000
Texas Gen. Oblig.:
Bonds:
(College Student Ln. Prog.):
Series 2003:
1.8%, tender 7/1/05 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	16,400	16,400
1.8%, tender 7/1/05 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	13,600	13,600
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Texas Gen. Oblig.: - continued
Bonds:
(College Student Ln. Prog.):
1.18%, tender 9/1/04 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	$ 14,925	$ 14,925
1.18%, tender 9/1/04 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	3,110	3,110
1.18%, tender 9/1/04 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	3,670	3,670
1.18%, tender 10/1/04 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	5,565	5,565
1.18%, tender 9/1/04 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	4,975	4,975
Participating VRDN:
Series 2000 C, 1.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	7,495	7,495
Series FRRI 01 L41, 1.47% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	16,815	16,815
Series FRRI 02 L4, 1.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	8,500	8,500
Series LB 04 L61J, 1.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	30,500	30,500
Series LB 04 L62J, 1.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	27,700	27,700
Series Merlots 00 QQ, 1.45% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	22,055	22,055
Series PA 1063, 1.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	8,995	8,995
Series PA 631R, 1.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	7,600	7,600
Series PT 1191, 1.43% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	2,495	2,495
Series PT 524, 1.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	6,000	6,000
(Veterans Hsg. Assistance Prog.):
Fund II Series 2002 A2:
1.38%, VRDN (b)(e)	4,805	4,805
1.38%, VRDN (b)(e)	5,650	5,650
Series A, 1.37% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	26,400	26,400
(Veterans Land Proj.) Series A, 1.38%, VRDN (b)(e)	21,335	21,335
TRAN 3% 8/31/05	234,800	238,030
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Texas Tpk. Auth. 1 Tier Rev. Participating VRDN Series 2002 A, 1.38% (Liquidity Facility Citibank NA, New York) (b)(f)	$ 12,650	$ 12,650
Town Ctr. Impt. District Sales & Hotel Occupancy Tax Participating VRDN Series PA 884R, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,000	5,000
Tyler Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series PT 833, 1.36% (Liquidity Facility Svenska Handelsbanken AB) (b)(f)	18,500	18,500
Waco Gen. Oblig. Participating VRDN Series PT 2098, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,460	5,460
Waxahachie Gen. Oblig. Participating VRDN Series PT 2273, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,550	5,550
Weslaco Health Facilities Dev. Corp. Rev. Participating VRDN Series LB 04 L31J, 1.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	15,450	15,450
		2,159,069
Utah - 0.1%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Participating VRDN Series EGL 96 C4402 Class A, 1.38% (Liquidity Facility Citibank NA, New York) (b)(f)	4,170	4,170
Salt Lake County Hosp. Rev. Participating VRDN Series PT 877, 1.36% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	9,990	9,990
Toole City Indl. Dev. Rev. (Nelson & Sons Proj.) Series 1997, 1.46%, LOC Key Bank NA, VRDN (b)(e)	540	540
Utah Hsg. Corp. Single Family Mtg. Rev. Bonds Series Merlots 01 A89, 1.5%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA) (b)(e)(f)(g)	4,550	4,550
Utah Hsg. Fin. Agcy. Participating VRDN Series PT 209, 1.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	1,945	1,945
		21,195
Vermont - 0.2%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. Participating VRDN Series Merlots 00 B7, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(f)	10,250	10,250
Vermont Hsg. Fin. Agcy. Single Family:
Participating VRDN Series LB 04 L13, 1.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	2,850	2,850
Series 17 A, 1.4% (FSA Insured), VRDN (b)(e)	7,500	7,500
Vermont Indl. Dev. Auth. Indl. Dev. Rev. (Ryegate Proj.) Series 1990, 1.41%, LOC ABN-AMRO Bank NV, VRDN (b)(e)	8,700	8,700
		29,300
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Virginia - 1.4%
Botetourt County Indl. Dev. Auth. Indl. Dev. Rev. (Virginia Forge Co. Proj.) Series 1996, 1.4%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	$ 1,370	$ 1,370
Charles City County Econ. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 1.38%, LOC JPMorgan Chase Bank, VRDN (b)(e)	4,500	4,500
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN:
Series PT 2133, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	11,000	11,000
Series PT 886, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	13,600	13,600
Fairfax County Econ. Dev. Rev. Exempt Facilities Rev. (Hilltop Sand & Gravel, Inc. Proj.) Series 2000, 1.4%, LOC Wachovia Bank NA, VRDN (b)(e)	5,400	5,400
Frederick County Indl. Dev. Auth. Rev. (Nat'l. Wildlife Federation Proj.) Series 1996, 1.38%, LOC Bank of America NA, VRDN (b)(e)	7,860	7,860
Halifax County Indl. Dev. Auth. Exempt Facilities Rev. Participating VRDN Series PA 1104, 1.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,245	5,245
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 1.28% tender 9/20/04, CP mode (e)	34,800	34,800
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (USA Waste of Virginia Landfills, Inc. Proj.) Series 2000, 1.4%, LOC Wachovia Bank NA, VRDN (b)(e)	10,000	10,000
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984:
1.23% tender 9/20/04, CP mode	2,400	2,400
1.26% tender 10/4/04, CP mode	4,000	4,000
1.27% tender 10/1/04, CP mode	4,000	4,000
1.34% tender 10/4/04, CP mode	3,500	3,500
Series 1987:
1.12% tender 9/10/04, CP mode	1,700	1,700
1.23% tender 9/20/04, CP mode	13,100	13,100
Mecklenburg County Indl. Dev. Auth. Rev. (American Bldg. Co. Proj.) 1.47%, LOC Canadian Imperial Bank of Commerce, VRDN (b)(e)	970	970
Norfolk Econ. Dev. Auth. New Empowerment Zone Facility Rev. (Metropolitan Machine Corp. Proj.) 1.4%, LOC Wachovia Bank NA, VRDN (b)(e)	7,100	7,100
Petersburg Indl. Dev. Auth. Rev. (Rebar Hldgs. LLC Proj.) 1.45%, LOC Wachovia Bank NA, VRDN (b)(e)	4,515	4,515
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Virginia - continued
Portsmouth Indl. Dev. Auth. Enterprise Zone Facility Rev. (Ocean Marine LLC Proj.) Series 2001 B, 1.45%, LOC Wachovia Bank NA, VRDN (b)(e)	$ 3,000	$ 3,000
Portsmouth Indl. Dev. Auth. New Empowerment Zone Facility Rev. (Ocean Marine LLC Proj.) Series A, 1.4%, LOC Wachovia Bank NA, VRDN (b)(e)	6,600	6,600
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) 1.31% tender 9/22/04, CP mode	9,800	9,800
Prince William County Indl. Dev. Auth. Swr. (Dale Svc. Corp. Proj.) Series 2000, 1.4%, LOC Wachovia Bank NA, VRDN (b)(e)	9,070	9,070
Pulaski County Indl. Dev. Auth. Indl. Dev. Rev. (Pulaski Furniture Proj.) 1.4%, LOC Wachovia Bank NA, VRDN (b)(e)	9,000	9,000
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic Waste Disp. Proj.) 1.42%, LOC JPMorgan Chase Bank, VRDN (b)(e)	10,000	10,000
Univ. of Virginia Univ. Revs Participating VRDN Series EGL 03 0030, 1.38% (Liquidity Facility Citibank NA, New York) (b)(f)	3,300	3,300
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series MS 01 721, 1.36% (Liquidity Facility Morgan Stanley) (b)(f)	23,300	23,300
Virginia Commonwealth Trans. Board Trans. Rev. Participating VRDN:
Series EGL 99 4601, 1.38% (Liquidity Facility Citibank NA, New York) (b)(f)	7,000	7,000
Series MS 01 727, 1.36% (Liquidity Facility Morgan Stanley) (b)(f)	6,030	6,030
		222,160
Washington - 3.2%
Bellevue Gen. Oblig. Participating VRDN Series EGL 04 1011 Class A, 1.38% (Liquidity Facility Citibank NA) (b)(f)	6,050	6,050
Chelan County Pub. Util. District #1 Rev. Participating VRDN:
Series Merlots 00 R, 1.45% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	14,955	14,955
Series Merlots 01 B1, 1.45% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	6,995	6,995
Series PA 1047, 1.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	8,995	8,995
Clark County Pub. Util. District #1 Elec. Rev. Participating VRDN Series Merlots 02 A3, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(f)	4,525	4,525
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Energy Northwest Elec. Rev. Participating VRDN:
Series PT 1392, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 9,540	$ 9,540
Series Putters 242, 1.36% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,100	2,100
Series Putters 256, 1.36% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,800	2,800
Series ROC II R152, 1.38% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	4,465	4,465
Everett Indl. Dev. Corp. Exempt Facilities Rev. 1.35%, VRDN (b)(e)	3,200	3,200
Grant County Pub. Util. District #2 Elec. Rev. Participating VRDN Series PT 780, 1.36% (Liquidity Facility Lloyds TSB Bank PLC) (b)(f)	7,000	7,000
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 1.38%, LOC Bank of America NA, VRDN (b)(e)	5,785	5,785
King County Swr. Rev. Participating VRDN:
Series Merlots 00 E, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(f)	6,300	6,300
Series PA 1179, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	8,480	8,480
Series PT 796, 1.36% (Liquidity Facility Lloyds TSB Bank PLC) (b)(f)	9,030	9,030
Pierce County Econ. Dev. Corp. Rev. (Pacific LLC Proj.) 1.45%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(e)	3,105	3,105
Pierce County School District #403 Bethel Participating VRDN Series PT 1647, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	11,220	11,220
Port of Seattle Rev.:
Participating VRDN:
Series PA 752, 1.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,995	4,995
Series PT 654, 1.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	3,725	3,725
Series PT 728, 1.41% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	4,430	4,430
Series 1997, 1.4%, LOC Bank of New York, New York, VRDN (b)(e)	86,830	86,830
Port Tacoma Gen. Oblig. Participating VRDN Series PA 1185, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	17,970	17,970
Seattle Drain & Wastewtr. Rev. Participating VRDN:
Series PA 1175, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	8,490	8,490
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Seattle Drain & Wastewtr. Rev. Participating VRDN: - continued
Series PT 2241, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 6,635	$ 6,635
Seattle Hsg. Auth. Rev. (NewHolly Phase III Proj.) 1.39%, LOC Key Bank NA, VRDN (b)(e)	2,455	2,455
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series Merlots 01 A56, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(f)	18,545	18,545
Seattle Wtr. Sys. Rev. Participating VRDN Series SGA 90, 1.4% (Liquidity Facility Societe Generale) (b)(f)	15,815	15,815
Tacoma Gen. Oblig. Series 2002 A, 1.32% 9/24/04, LOC Bank of America NA, CP	7,000	7,000
Tulalip Tribes of The Tulalip Reservation Spl. Rev. 1.38%, LOC Bank of America NA, VRDN (b)	10,430	10,430
U.S. Bancorp Piper Jafray Fdg. Trust Participating VRDN Series FRRI 02 B, 1.4% (Liquidity Facility Bank of New York, New York) (b)(f)	2,738	2,738
Vancouver Hsg. Auth. Rev. (Anthem Park at Uptown Village Proj.) 1.43%, LOC Bank of America NA, VRDN (b)(e)	1,500	1,500
Washington Econ. Dev. Fin. Auth. Rev. (Hunter Douglas Proj.) Series 1997 A, 1.41%, LOC ABN-AMRO Bank NV, VRDN (b)(e)	3,500	3,500
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series D, 1.38%, LOC JPMorgan Chase Bank, VRDN (b)(e)	4,000	4,000
Washington Gen. Oblig. Participating VRDN:
Series EGL 00 4704, 1.38% (Liquidity Facility Citibank NA, New York) (b)(f)	5,600	5,600
Series EGL 00 4705, 1.38% (Liquidity Facility Citibank NA, New York) (b)(f)	16,300	16,300
Series EGL 98 4702, 1.38% (Liquidity Facility Citibank NA, New York) (b)(f)	12,200	12,200
Series MSTC 9048, 1.41% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	9,990	9,990
Series PT 1856, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,560	5,560
Series PT 2093, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	2,865	2,865
Series SGA 35, 1.4% (Liquidity Facility Societe Generale) (b)(f)	12,500	12,500
Series SGB 09, 1.38% (Liquidity Facility Societe Generale) (b)(f)	9,100	9,100
Series SGB 11, 1.38% (Liquidity Facility Societe Generale) (b)(f)	6,200	6,200
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev. Participating VRDN Series FRRI 02 L45J, 1.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	$ 27,800	$ 27,800
Washington Hsg. Fin. Commission Participating VRDN:
Series LB 04 08, 1.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(f)	4,780	4,780
Series PT 636, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	6,700	6,700
Series PT 715, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,245	4,245
Series PT 838, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	3,230	3,230
Series PT 892, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	10,945	10,945
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 1.39%, LOC Fannie Mae, VRDN (b)(e)	5,250	5,250
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 1.39%, LOC Fannie Mae, VRDN (b)(e)	8,225	8,225
(Woodland Retirement Proj.) Series A, 1.42%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(e)	6,875	6,875
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. Series 1993 1 A1, 1.35%, LOC Bank of America NA, VRDN (b)	22,210	22,210
		494,178
West Virginia - 0.7%
Grant Co. Cmnty. Solid Waste Disp. Rev. Bonds Virginia Elec. & Pwr. Co. Proj.) Series 1996, 1.35% tender 10/6/04, CP mode (e)	4,000	4,000
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 1.28% tender 9/20/04, CP mode (e)	7,400	7,400
Harrison County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 1.42%, LOC Wachovia Bank NA, VRDN (b)(e)	8,420	8,420
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 1.37%, LOC Deutsche Bank AG, VRDN (b)(e)	20,000	20,000
Series 1990 B, 1.37%, LOC Deutsche Bank AG, VRDN (b)(e)	4,105	4,105
Series 1990 D, 1.37%, LOC Deutsche Bank AG, VRDN (b)(e)	12,300	12,300
West Virginia Econ. Dev. Auth. Ind. Rev. (Smith Svc., Inc. Proj.) Series 1999, 1.52%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(e)	4,750	4,750
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
West Virginia - continued
West Virginia Pub. Energy Auth. Energy Rev. Bonds (Morgantown Energy Assoc. Proj.) 1.18% tender 9/20/04, LOC Dexia Cr. Local de France, CP mode (e)	$ 37,100	$ 37,100
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 1.42%, LOC Wachovia Bank NA, VRDN (b)(e)	6,580	6,580
		104,655
Wisconsin - 2.0%
Northland Pines School District Participating VRDN Series PT 2257, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	10,650	10,650
Oak Creek Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 1986, 1.4%, VRDN (b)	35,700	35,700
Platteville Indl. Dev. Rev. (Woodward Communications Proj.) 1.4%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	2,400	2,400
Pleasant Prairie Village Indl. Dev. Rev. (Muskie Enterprises, Inc. Proj.) Series 1995, 1.4%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	3,300	3,300
Racine Indl. Dev. Rev. (Burlington Graphic Sys. Proj.) Series 1994, 1.55%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	1,130	1,130
Raymond Indl. Dev. Rev. (Richard S. Werner, Inc. Proj.) Series 1996, 1.55%, LOC Bank One NA, Chicago, VRDN (b)(e)	1,685	1,685
River Falls Indl. Dev. Rev. (Quadion Corp. Proj.) 1.43%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	1,645	1,645
Southeast Wisconsin Professional Baseball Park District Sales Tax Rev. Participating VRDN Series Merlots 00 Y, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(f)	5,000	5,000
Sturgeon Bay Indl. Dev. Rev. (Marine Travelift Proj.) Series 1996, 1.37%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(e)	2,160	2,160
Sturtevant Indl. Dev. Rev. (Quadra, Inc. Proj.) 1.55%, LOC Bank One NA, Chicago, VRDN (b)(e)	1,275	1,275
Sun Prairie Indl. Rev. (Flambeau Corp. Proj.) Series 1995, 1.37%, LOC Lasalle Bank NA, VRDN (b)(e)	3,285	3,285
Univ. of Wisconsin Hosp. & Clinics Auth. Participating VRDN Series Merlots 00 RR, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(f)	5,830	5,830
Wisconsin Clean Wtr. Rev. Participating VRDN Series MS 645, 1.36% (Liquidity Facility Morgan Stanley) (b)(f)	11,920	11,920
Wisconsin Gen. Oblig.:
Participating VRDN Series EGL 94 4904 Class A, 1.42% (Liquidity Facility Citibank NA, New York) (b)(e)(f)	1,250	1,250
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wisconsin - continued
Wisconsin Gen. Oblig.: - continued
Series 2000 A, 1.11% 9/2/04, CP	$ 5,000	$ 5,000
Series 2004 A, 1.11% 9/2/04, CP	16,700	16,700
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds Series PT 873, 1.35%, tender 12/9/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)(g)	10,765	10,765
Participating VRDN:
Series PA 970, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,000	3,000
Series PT 761, 1.36% (Liquidity Facility Svenska Handelsbanken AB) (b)(f)	20,000	20,000
Series PT 917, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	28,320	28,320
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev.:
Bonds:
Series PT 207, 1.4%, tender 12/9/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)(g)	1,190	1,190
Series PT 445, 1.4%, tender 12/9/04 (Liquidity Facility Danske Bank AS) (b)(e)(f)(g)	4,895	4,895
Series PT 559, 1.4%, tender 12/9/04 (Liquidity Facility Danske Bank AS) (b)(e)(f)(g)	4,625	4,625
Series 2003 B, 1.38% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	29,800	29,800
Series D, 1.34% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)(e)	43,000	43,000
Series E, 1.38% (Liquidity Facility Fed. Home Ln. Bank - Chicago), VRDN (b)(e)	8,000	8,000
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev.:
Bonds Series 2003 D, 1.3%, tender 1/5/05 (FSA Insured) (b)(e)	4,310	4,310
Series 2002 A, 1.38% (MBIA Insured), VRDN (b)(e)	3,500	3,500
Series 2002 B, 1.38% (MBIA Insured), VRDN (b)(e)	3,095	3,095
Series 2002 D, 1.32% (MBIA Insured), VRDN (b)(e)	3,920	3,920
Wisconsin Hsg. & Econ. Dev. Auth. Single Family Rev. Participating VRDN Series PT 860, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	21,540	21,540
Wisconsin Petroleum Inspection Fee Rev. Series 2002 X, 1.11% 9/2/04, CP	16,000	16,000
		314,890
Wyoming - 0.3%
Sweetwater County Poll. Cont. Rev. Bonds Series 1988 A, 1.12% tender 9/8/04, LOC Barclays Bank PLC, CP mode	19,900	19,900
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wyoming - continued
Wyoming Cmnty. Dev. Auth. Hsg. Rev.:
Bonds Series PT 01 359, 1.75%, tender 7/14/05 (Liquidity Facility Danske Bank AS) (b)(e)(f)(g)	$ 6,695	$ 6,695
Participating VRDN:
Series PA 1025R, 1.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	2,700	2,700
Series PA 833R, 1.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	7,450	7,450
Series PT 630, 1.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	7,520	7,520
		44,265
	Shares
Other - 13.8%
Fidelity Municipal Cash Central Fund, 1.36% (c)(d)	2,161,860	2,161,860
TOTAL INVESTMENT PORTFOLIO - 96.4%		15,074,916
NET OTHER ASSETS - 3.6%		561,510
NET ASSETS - 100%		$ 15,636,426
Total Cost for Federal Income Tax Purposes $ 15,074,916
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $15,000,000 or 0.1% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $233,770,000 or 1.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Alabama Hsg. Fin. Auth. Single Family Mtg. Rev. Bonds Series Merlots 01 A38, 1.85%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA)	4/19/01	$ 16,825
Chicago O'Hare Int'l. Arpt. Rev. Bonds Series PT 798, 1.75%, tender 7/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.)	5/15/03	$ 4,995
Colorado Ed. Ln. Prog. Bonds Series LB 04 L48J, 1.2%, tender 10/12/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	7/8/04	$ 16,100
Cypress-Fairbanks Independent School District Bonds Series Merlots 01 A129, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA)	12/13/01	$ 14,440
Security	Acquisition Date	Cost (000s)
Dallas Fort Worth Int'l. Arpt. Rev. Bonds Series PT 682, 1.4%, tender 12/9/04 (Liquidity Facility Svenska Handelsbanken AB)	4/14/03	$ 9,005
Dallas Fort Worth Int'l. Arpt. Rev. Bonds Series PT 825, 1.75%, tender 7/7/05 (Liquidity Facility Lloyds TSB Bank PLC)	5/29/03	$ 9,995
Louisiana Hsg. Fin. Agcy. Mtg. Rev. Bonds Series PT 516, 1.4%, tender 12/9/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	3/16/01	$ 5,345
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Bonds Series LB 04 L24, 1.2%, tender 9/1/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	5/26/04	$ 13,000
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Bonds Series PT 525, 1.4%, tender 12/9/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	3/29/01	$ 5,035
Memphis Elec. Sys. Rev. Bonds Series Putters 377, 1.28%, tender 12/9/04 (Liquidity Facility JPMorgan Chase Bank)	12/9/03	$ 14,000
Security	Acquisition Date	Cost (000s)
Minnesota Hsg. Fin. Agcy. Bonds Series LB 04 L23, 1.2%, tender 9/1/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	5/26/04	$ 7,975
Mississippi Dev. Bank Spl. Oblig. Bonds Series Merlots 00 HH, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA)	4/26/00	$ 12,885
Montana Board of Hsg. Bonds Series LB 04 06, 1.1%, tender 10/13/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	3/25/04	$ 7,900
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Bonds Series LB 04 05, 1.1%, tender 10/13/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	3/25/04	$ 2,600
New Hampshire Hsg. Fin. Auth. Single Family Rev. Bonds Series Merlots 00 A29, 1.5%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA)	11/20/00	$ 3,890
New Mexico Mtg. Fin. Auth. Bonds (Single Family Mtg. Prog.) Series PT 225, 1.4%, tender 12/9/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	8/31/00	$ 7,595
Security	Acquisition Date	Cost (000s)
New Mexico Mtg. Fin. Auth. Bonds Series Merlots 01 A37, 1.5%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA)	4/16/01	$ 8,565
New York Transitional Fin. Auth. Rev. Bonds Series FRRI 01 N11, 1.25%, tender 9/17/04 (Liquidity Facility Bank of New York, New York)	7/17/02	$ 10,000
Northeast Maryland Waste Disp. Auth. Solid Waste Rev. Bonds Series PT 842, 1.4%, tender 12/9/04 (Liquidity Facility Lloyds TSB Bank PLC)	7/31/03	$ 9,995
San Antonio Elec. & Gas Systems Rev. Bonds Series Merlots 01 A10, 1.45%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA)	2/22/01	$ 5,780
South Plains Hsg. Fin. Corp. Bonds Series Merlots 02 A11, 1.5%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA)	2/26/02	$ 4,065
Tarrant County Health Facilities Dev. Corp. Health Sys. Rev. Bonds Series Merlots 00 BB, 1.45%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA)	4/12/00	$ 7,890
Security	Acquisition Date	Cost (000s)
Univ. of Illinois Auxiliary Facilities Sys. Rev. Bonds Series Merlots 01 A105, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA)	10/24/01	$ 3,170
Utah Hsg. Corp. Single Family Mtg. Rev. Bonds Series Merlots 01 A89, 1.5%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA)	9/14/01	$ 4,550
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds Series PT 873, 1.35%, tender 12/9/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	10/23/03	$ 10,765
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev. Bonds Series PT 207, 1.4%, tender 12/9/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	8/31/00	$ 1,190
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev. Bonds Series PT 445, 1.4%, tender 12/9/04 (Liquidity Facility Danske Bank AS)	10/30/01	$ 4,895
Security	Acquisition Date	Cost (000s)
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev. Bonds Series PT 559, 1.4%, tender 12/9/04 (Liquidity Facility Danske Bank AS)	5/24/01	$ 4,625
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Bonds Series PT 01 359, 1.75%, tender 7/14/05 (Liquidity Facility Danske Bank AS)	8/31/00	$ 6,695
Income Tax Information
The fund hereby designates approximately $393,000 as a capital gain dividend for the purpose of the dividend paid deduction.

During the fiscal year ended August 31, 2004, 100.00% of the fund's income dividends was free from federal income tax, and 52.86% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2004

Assets
Investment in securities, at value (cost $15,074,916) - See accompanying schedule		$ 15,074,916
Cash		559,756
Receivable for investments sold Regular delivery		4,572
Delayed delivery		14,937
Receivable for fund shares sold		129,452
Interest receivable		29,025
Prepaid expenses		16
Other receivables		454
Total assets		15,813,128

Liabilities
Payable for investments purchased	$ 53,997
Payable for fund shares redeemed	116,507
Distributions payable	195
Accrued management fee	3,601
Other affiliated payables	2,081
Other payables and accrued expenses	321
Total liabilities		176,702

Net Assets		$ 15,636,426
Net Assets consist of:
Paid in capital		$ 15,636,077
Accumulated net realized gain (loss) on investments		349
Net Assets, for 15,634,016 shares outstanding		$ 15,636,426
Net Asset Value, offering price and redemption price per share ($15,636,426 ÷ 15,634,016 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Year ended August 31, 2004

Investment Income
Interest		$ 161,795

Expenses
Management fee	$ 40,611
Transfer agent fees	21,952
Accounting fees and expenses	1,058
Non-interested trustees' compensation	82
Custodian fees and expenses	208
Registration fees	613
Audit	91
Legal	39
Miscellaneous	96
Total expenses before reductions	64,750
Expense reductions	(1,314)	63,436
Net investment income		98,359
Net realized gain (loss) on investment securities		458
Net increase in net assets resulting from operations		$ 98,817

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2004	Year ended August 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 98,359	$ 112,112
Net realized gain (loss)	458	1,752
Net increase (decrease) in net assets resulting from operations	98,817	113,864
Distributions to shareholders from net investment income	(98,359)	(112,112)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	44,181,849	38,540,175
Reinvestment of distributions	97,029	110,635
Cost of shares redeemed	(42,599,950)	(36,423,698)
Net increase (decrease) in net assets and shares resulting from share transactions	1,678,928	2,227,112
Total increase (decrease) in net assets	1,679,386	2,228,864

Net Assets
Beginning of period	13,957,040	11,728,176
End of period	$ 15,636,426	$ 13,957,040

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.007	.009	.014	.032	.035
Distributions from net investment income	(.007)	(.009)	(.014)	(.032)	(.035)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.67%	.88%	1.38%	3.29%	3.55%
Ratios to Average Net AssetsB
Expenses before expense reductions	.44%	.44%	.43%	.45%	.46%
Expenses net of voluntary waivers, if any	.44%	.44%	.43%	.45%	.46%
Expenses net of all reductions	.43%	.42%	.39%	.42%	.46%
Net investment income	.67%	.87%	1.35%	3.21%	3.51%
Supplemental Data
Net assets, end of period (in millions)	$ 15,636	$ 13,957	$ 11,728	$ 9,843	$ 7,902

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2004

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Municipal Money Market Fund (the fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .28% of the fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the fund. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to an annual rate of .15% of average net assets.

Annual Report

3. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $15,186 for the period.

4. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $208 and $1,106, respectively.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Union Street Trust II and the Shareholders of Fidelity Municipal Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Municipal Money Market Fund (a fund of Fidelity Union Street Trust II) at August 31, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Money Market Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 7, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees 295 funds advised by FMR or an affiliate. Mr. McCoy oversees 297 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Municipal Money Market (2001) and Spartan Municipal Money (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Council of the Public Company Accounting Oversight Board (PCAOB), Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (72)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1991

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. (leadership education for arts and culture). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (65)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Dirks and Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Union Street Trust II. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Union Street Trust II. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan®(7)Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (60)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Union Street Trust II. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Union Street Trust II. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Revlon Inc. (2004), Bausch & Lomb, Inc., and Carpenter Technology Corporation.

Dwight D. Churchill (50)

Year of Election or Appointment: 2000

Vice President of Municipal Money Market and Spartan Municipal Money. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

David L. Murphy (56)

Year of Election or Appointment: 2002

Vice President of Municipal Money Market and Spartan Municipal Money. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003) and a Vice President of FMR (2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Norman U. Lind (48)

Year of Election or Appointment: 2001

Vice President of Municipal Money Market. Mr. Lind also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Lind managed a variety of Fidelity funds.

Michael J. Marchese (47)

Year of Election or Appointment: 2004

Vice President of Spartan Municipal Money. Mr. Marchese also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Marchese managed a variety of Fidelity funds.

Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of Municipal Money Market and Spartan Municipal Money. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (45)

Year of Election or Appointment: 2003

Assistant Secretary of Municipal Money Market and Spartan Municipal Money. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Christine Reynolds (45)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Municipal Money Market and Spartan Municipal Money. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of Municipal Money Market and Spartan Municipal Money. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Municipal Money Market and Spartan Municipal Money. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Municipal Money Market and Spartan Municipal Money. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Municipal Money Market and Spartan Municipal Money. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)

Year of Election or Appointment: 1986 or 1991

Assistant Treasurer of Municipal Money Market (1986) and Spartan Municipal Money (1991). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Francis V. Knox, Jr. (57)

Year of Election or Appointment: 2002

Assistant Treasurer of Municipal Money Market and Spartan Municipal Money. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Peter L. Lydecker (50)

Year of Election or Appointment: 2004

Assistant Treasurer of Municipal Money Market and Spartan Municipal Money. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (49)

Year of Election or Appointment: 2002

Assistant Treasurer of Municipal Money Market and Spartan Municipal Money. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Municipal Money Market and Spartan Municipal Money. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Thomas J. Simpson (46)

Year of Election or Appointment: 1996

Assistant Treasurer of Municipal Money Market and Spartan Municipal Money. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.
New York, NY
and
Fidelity Service Company, Inc.
Boston, MA

Custodian

Citibank, N.A.

New York, NY

Fidelity's Municipal
Money Market Funds

Arizona Municipal Money Market

California Municipal Money Market

Connecticut Municipal Money Market

Florida Municipal Money Market

Massachusetts Municipal Money Market

Michigan Municipal Money Market

Municipal Money Market

New Jersey Municipal Money Market

New York Municipal Money Market

Ohio Municipal Money Market

Pennsylvania Municipal Money Market

Spartan® California Municipal
Money Market

Spartan Massachusetts Municipal
Money Market

Spartan Municipal Money

Spartan New Jersey Municipal
Money Market

Spartan New York Municipal Money Market

Please carefully consider the funds' investment objectives, risks, charges and expenses before investing. For this and other information, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

MMM-UANN-1004
1.790909.101

Spartan®

Arizona Municipal

Income Fund

and

Fidelity®
Arizona Municipal
Money Market Fund

Annual Report

August 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Spartan Arizona Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Arizona Municipal Money Market Fund
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Commencing with the fiscal quarter ending November 30, 2004, each fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. Each fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of each fund's portfolio holdings, view each fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2004 to August 31, 2004).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2004	Ending Account Value August 31, 2004	Expenses Paid During Period* March 1, 2004 to August 31, 2004
Spartan Arizona Municipal Income Fund
Actual	$ 1,000.00	$ 999.20	$ 2.76
HypotheticalA	$ 1,000.00	$ 1,022.20	$ 2.80
Fidelity Arizona Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,003.10	$ 2.52
HypotheticalA	$ 1,000.00	$ 1,022.45	$ 2.55

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Spartan Arizona Municipal Income Fund	.55%
Fidelity Arizona Municipal Money Market Fund	.50%

Annual Report

Spartan Arizona Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2004	Past 1 year	Past 5 years	Life of fundA
Spartan Arizona Municipal Income Fund	6.58%	6.45%	6.48%

A From October 11, 1994.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan® Arizona Municipal Income Fund on October 31, 1994, shortly after the fund started. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers Municipal Bond Index did over the same period.

Annual Report

Spartan® Arizona Municipal Income Fund

Management's Discussion of Fund Performance

Municipal bonds were among the fixed-income market's best performers for the year ending August 31, 2004. In that time, the Lehman Brothers® Municipal Bond Index rose 7.11%. In comparison, the taxable bond market - as measured by the Lehman Brothers Aggregate Bond Index - returned 6.13%. Munis had a strong first half of the period, as weak employment levels, low inflation and the Federal Reserve Board's accommodative monetary policy kept demand high for tax-exempt bonds. However, the Lehman Brothers muni index lost more than 3.00% between March and May when labor markets and the economy heated up, leading many to believe that rate hikes were imminent. Although the Fed did hike rates by 0.25 percentage points in June and again in August, munis rallied throughout the summer when the domestic and global economic outlook darkened. Record-high oil prices, geopolitical discord and terrorism concerns resulted in a flight to safety in the bond markets, and the Lehman Brothers muni index gained 3.72% in the final three months of the period.

For the 12 months ending August 31, 2004, the fund returned 6.58%. During the same period, the LipperSM Arizona Municipal Debt Funds Average returned 6.33% and the Lehman Brothers Arizona 4 Plus Year Enhanced Municipal Bond Index gained 7.14%. Arizona's municipal bond market performed in line with the national municipal market, as the state's stronger economic conditions helped boost revenues for many municipal issuers, but detracted from bond returns as interest rates rose. Aiding the fund's performance was good sector selection. For instance, the fund benefited from its overweighting in bonds issued by Arizona public universities, which performed well due to strong demand for college degrees. Security selection across most sectors also helped the fund to be concentrated in strong performers and avoid credit blowups. Detracting from performance was an underweighting in par bonds, which sell at or near face value and performed well due to strong demand from individual investors. At the end of the period, 12.9% of the fund's investments were in Puerto Rico bonds, which are free from taxes in all 50 states and were included in the fund given their attractive prices and structural characteristics relative to Arizona bonds.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Arizona Municipal Income Fund

Investment Changes

Top Five Sectors as of August 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Special Tax	26.8	29.3
General Obligations	22.4	19.6
Education	11.6	13.0
Electric Utilities	11.2	10.4
Escrowed/Pre-Refunded	8.8	8.9
Average Years to Maturity as of August 31, 2004
		6 months ago
Years	13.8	13.6
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of August 31, 2004
6 months ago
Years	7.3	7.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of August 31, 2004	As of February 29, 2004
AAA 55.7%	AAA 55.4%
AA,A 35.9%	AA,A 35.0%
BBB 4.7%	BBB 6.2%
Not Rated 0.4%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 3.3%	Short-Term Investments and Net Other Assets 3.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Annual Report

Spartan Arizona Municipal Income Fund

Investments August 31, 2004

Showing Percentage of Net Assets

Municipal Bonds - 96.7%
	Principal Amount	Value (Note 1)
Arizona - 83.8%
Arizona Health Facilities Auth. Rev. (Catholic Health Care West Proj.) Series A, 6.125% 7/1/09	$ 550,000	$ 591,927
Arizona Pwr. Auth. Pwr. Resource Rev. (Hoover Uprating Proj.) 5% 10/1/09	1,160,000	1,280,849
Arizona School Facilities Board State School Impt. Rev.:
5.25% 7/1/18	1,000,000	1,093,250
5.25% 7/1/20	1,500,000	1,626,135
Arizona State Univ. Revs.:
5.25% 7/1/09 (FSA Insured)	1,260,000	1,404,711
5.5% 7/1/21 (FGIC Insured)	1,150,000	1,260,205
5.75% 7/1/27 (FGIC Insured)	1,500,000	1,651,770
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Sub Series B1, 6.15% 5/1/29 (c)	500,000	525,905
Arizona Trans. Board Hwy. Rev.:
Series B, 5.25% 7/1/19	2,500,000	2,726,050
5.25% 7/1/13	1,500,000	1,666,845
Arizona Wtr. Infrastructure Fin. Auth. Rev. (Wtr. Quality Proj.) Series A, 5.375% 10/1/11	2,000,000	2,277,800
Central Arizona Wtr. Conservation District Contract Rev. (Central Arizona Proj.) Series A:
5.5% 11/1/09	1,000,000	1,127,110
5.5% 11/1/10	375,000	423,964
Chandler Gen. Oblig.:
5.7% 7/1/15	75,000	84,866
6.25% 7/1/10	500,000	577,185
6.5% 7/1/10 (MBIA Insured)	200,000	237,854
6.5% 7/1/11 (MBIA Insured)	225,000	270,230
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.) 6.125% 4/1/18	300,000	313,560
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 1998 A, 5% 7/1/16	730,000	743,074
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Mayo Clinic Hosp. Proj.) 5.25% 11/15/37	1,000,000	1,014,410
Maricopa County School District #28 Kyrene Elementary Series C:
0% 7/1/07 (FGIC Insured)	955,000	893,699
0% 1/1/10 (FGIC Insured)	1,425,000	1,196,444
Maricopa County Unified School District #48 Scottsdale 7.4% 7/1/10	1,000,000	1,231,140
Maricopa County Unified School District #80 Chandler:
(2002 Proj.) Series A, 5% 7/1/17 (FSA Insured)	500,000	541,260
6.25% 7/1/11 (Escrowed to Maturity) (d)	405,000	484,870
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Mesa Indl. Dev. Auth. Rev. (Discovery Health Sys. Proj.) Series A:
5.375% 1/1/14 (MBIA Insured)	$ 500,000	$ 547,180
5.625% 1/1/29 (MBIA Insured)	400,000	426,476
Mesa Street & Hwy. Rev. 6.5% 7/1/11 (FSA Insured)	1,500,000	1,801,530
Mesa Util. Sys. Rev. 5.75% 7/1/14 (FGIC Insured)	1,000,000	1,174,430
Northern Arizona Univ. Sys. Rev.:
5.5% 6/1/23 (FGIC Insured)	530,000	584,383
5.5% 6/1/26 (FGIC Insured)	1,305,000	1,405,302
Phoenix Arpt. Rev. Series D, 6.4% 7/1/12 (MBIA Insured) (c)	810,000	830,493
Phoenix Civic Impt. Board Arpt. Rev. Series B, 5.25% 7/1/27 (FGIC Insured) (c)	1,000,000	1,029,730
Phoenix Civic Impt. Corp. Arpt. Excise Tax Rev. 5.25% 7/1/09 (c)	400,000	434,052
Phoenix Civic Impt. Corp. Excise Tax Rev. (Muni. Courthouse Proj.) Series A:
5.375% 7/1/29	560,000	588,241
5.5% 7/1/11	200,000	225,234
5.75% 7/1/15	675,000	763,148
Phoenix Civic Impt. Corp. Muni. Facilities Excise Tax Rev.:
5.75% 7/1/10 (FGIC Insured)	340,000	390,779
5.75% 7/1/12 (FGIC Insured)	1,250,000	1,433,475
5.75% 7/1/14 (FGIC Insured)	1,000,000	1,139,890
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2001, 5.5% 7/1/24 (FGIC Insured)	1,000,000	1,144,640
Phoenix Gen. Oblig.:
Series 1995 A, 6% 7/1/11	1,485,000	1,742,247
Series A, 6.25% 7/1/17	1,000,000	1,244,460
Series B, 5.375% 7/1/20	1,000,000	1,100,210
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (d)	1,250,000	836,463
Phoenix Street & Hwy. User Rev. 6.25% 7/1/11 (MBIA Insured)	35,000	36,288
Pima County Indl. Dev. Auth. Rev. (HealthPartners Proj.) Series A, 5.625% 4/1/14 (MBIA Insured)	200,000	218,254
Pima County Unified School District #1 Tucson:
7.5% 7/1/08 (FGIC Insured)	1,000,000	1,182,190
7.5% 7/1/10 (FGIC Insured)	250,000	310,625
Pima County Unified School District #12 Sunnyside 5% 7/1/11 (FSA Insured)	855,000	948,725
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Series A:
5.25% 1/1/18	$ 1,000,000	$ 1,095,580
5.25% 1/1/19	1,615,000	1,765,034
Series B:
5% 1/1/20	1,500,000	1,590,300
5% 1/1/21	255,000	268,510
Scottsdale Gen. Oblig.:
(1999 & 2000 Projs.) 5% 7/1/21	1,000,000	1,053,470
5.5% 7/1/09	100,000	112,707
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Health Care Proj.) 5.8% 12/1/31	250,000	256,415
Scottsdale Wtr. & Swr. Rev. (1989 Proj.) Series E, 7% 7/1/07	150,000	170,027
Tempe Gen. Oblig.:
Series 2001 A, 6% 7/1/10	600,000	697,944
5% 7/1/19	1,680,000	1,793,988
5.5% 7/1/17	1,035,000	1,176,826
Tempe Union High School District #213 7% 7/1/08 (FGIC Insured)	310,000	362,089
Tucson Gen. Oblig. Series A, 6% 7/1/13	800,000	952,392
Tucson Street & Hwy. User Rev.:
Series 1994 B, 7.5% 7/1/11 (MBIA Insured)	1,015,000	1,280,879
Series 1994 C, 7% 7/1/11 (FGIC Insured)	500,000	615,740
Series A, 7% 7/1/11 (MBIA Insured)	300,000	369,444
6% 7/1/10 (MBIA Insured)	400,000	465,064
Tucson Wtr. Rev.:
Series 1994 C, 6.75% 7/1/07 (FGIC Insured)	200,000	225,102
5.5% 7/1/14	425,000	490,790
Univ. Med. Ctr. Corp. Hosp. Rev. 5.25% 7/1/15	1,000,000	1,058,540
Univ. of Arizona Ctfs. of Prtn. (Univ. of Arizona Parking & Student Hsg. Proj.) 5.75% 6/1/24 (AMBAC Insured)	500,000	550,430
Univ. of Arizona Univ. Revs.:
5.25% 6/1/11 (FSA Insured)	1,000,000	1,123,470
5.25% 6/1/13 (FSA Insured)	500,000	544,540
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.625%, tender 6/1/05 (b)(c)	$ 500,000	$ 507,100
Yuma County Hosp. District #1 6.35% 11/15/07 (Escrowed to Maturity) (d)	265,000	282,797
		65,592,736
Puerto Rico - 12.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Y, 5% 7/1/36 (FSA Insured)	1,000,000	1,030,250
Series Y, 5.5% 7/1/36 (FSA Insured)	500,000	544,810
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	700,000	796,698
Series 2000 C, 6% 7/1/29	500,000	551,270
Series D, 5.25% 7/1/38	1,000,000	1,023,170
5.75% 7/1/19 (FGIC Insured)	700,000	809,746
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (d)	2,675,000	2,890,629
5.5% 10/1/40 (Escrowed to Maturity) (d)	2,195,000	2,363,335
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured) (a)	100,000	112,535
		10,122,443
TOTAL INVESTMENT PORTFOLIO - 96.7% (Cost $72,321,580)		75,715,179
NET OTHER ASSETS - 3.3%		2,573,691
NET ASSETS - 100%		$ 78,288,870
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
Special Tax	26.8%
General Obligations	22.4%
Education	11.6%
Electric Utilities	11.2%
Escrowed/Pre-Refunded	8.8%
Health Care	6.7%
Water & Sewer	5.5%
Others* (individually less than 5%)	7.0%
100.0%
*Includes net other assets
Income Tax Information
The fund hereby designates approximately $511,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Arizona Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

August 31, 2004

Assets
Investment in securities, at value (cost $72,321,580) - See accompanying schedule		$ 75,715,179
Cash		2,029,473
Receivable for fund shares sold		17,716
Interest receivable		781,874
Other receivables		1,651
Total assets		78,545,893

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 111,476
Payable for fund shares redeemed	10,000
Distributions payable	100,205
Accrued management fee	35,295
Other affiliated payables	47
Total liabilities		257,023

Net Assets		$ 78,288,870
Net Assets consist of:
Paid in capital		$ 74,476,042
Undistributed net investment income		18,878
Accumulated undistributed net realized gain (loss) on investments		400,351
Net unrealized appreciation (depreciation) on investments		3,393,599
Net Assets, for 6,774,133 shares outstanding		$ 78,288,870
Net Asset Value, offering price and redemption price per share ($78,288,870 ÷ 6,774,133 shares)		$ 11.56

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Arizona Municipal Income Fund
Financial Statements - continued

Statement of Operations

Year ended August 31, 2004

Investment Income
Interest		$ 3,200,959

Expenses
Management fee	$ 413,925
Non-interested trustees' compensation	424
Miscellaneous	56
Total expenses before reductions	414,405
Expense reductions	(15,932)	398,473
Net investment income (loss)		2,802,486
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		463,856
Change in net unrealized appreciation (depreciation) on investment securities		1,209,249
Net gain (loss)		1,673,105
Net increase (decrease) in net assets resulting from operations		$ 4,475,591

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2004	Year ended August 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,802,486	$ 2,786,103
Net realized gain (loss)	463,856	416,580
Change in net unrealized appreciation (depreciation)	1,209,249	(1,307,922)
Net increase (decrease) in net assets resulting from operations	4,475,591	1,894,761
Distributions to shareholders from net investment income	(2,795,363)	(2,784,432)
Distributions to shareholders from net realized gain	(406,255)	(564,965)
Total distributions	(3,201,618)	(3,349,397)
Share transactions Net proceeds from sales of shares	29,031,760	31,267,183
Reinvestment of distributions	2,011,588	2,423,677
Cost of shares redeemed	(22,721,013)	(29,654,545)
Net increase (decrease) in net assets resulting from share transactions	8,322,335	4,036,315
Redemption fees	3,125	2,384
Total increase (decrease) in net assets	9,599,433	2,584,063

Net Assets
Beginning of period	68,689,437	66,105,374
End of period (including undistributed net investment income of $18,878 and undistributed net investment income of $15,694, respectively)	$ 78,288,870	$ 68,689,437
Other Information Shares
Sold	2,514,738	2,704,416
Issued in reinvestment of distributions	174,888	210,082
Redeemed	(1,985,119)	(2,591,010)
Net increase (decrease)	704,507	323,488

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.32	$ 11.50	$ 11.26	$ 10.72	$ 10.53
Income from Investment Operations
Net investment income (loss) B	.427	.435	.444 D	.472	.486
Net realized and unrealized gain (loss)	.306	(.090)	.254 D	.542	.189
Total from investment operations	.733	.345	.698	1.014	.675
Distributions from net investment income	(.427)	(.435)	(.443)	(.475)	(.485)
Distributions from net realized gain	(.066)	(.090)	(.015)	(.001)	(.001)
Distributions in excess of net realized gain	-	-	-	-	(.003)
Total distributions	(.493)	(.525)	(.458)	(.476)	(.489)
Redemption fees added to paid in capital B	- E	- E	- E	.002	.004
Net asset value, end of period	$ 11.56	$ 11.32	$ 11.50	$ 11.26	$ 10.72
Total Return A	6.58%	3.01%	6.38%	9.70%	6.69%
Ratios to Average Net Assets C
Expenses before expense reductions	.55%	.55%	.55%	.55%	.55%
Expenses net of voluntary waivers, if any	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.53%	.52%	.48%	.41%	.48%
Net investment income (loss)	3.72%	3.77%	3.96% D	4.32%	4.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 78,289	$ 68,689	$ 66,105	$ 50,716	$ 34,221
Portfolio turnover rate	14%	19%	30%	24%	37%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Effective September 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 8/31/04	% of fund's investments 2/29/04	% of fund's investments 8/31/03
0 - 30	92.7	69.0	76.0
31 - 90	0.0	6.5	4.6
91 - 180	4.1	22.9	4.1
181 - 397	3.2	1.6	15.3
Weighted Average Maturity
	8/31/04	2/29/04	8/31/03
Spartan Arizona Municipal Money Market Fund	18 Days	40 Days	57 Days
All Tax Free Money Market Funds Average*	36 Days	39 Days	48 Days
Asset Allocation (% of fund's net assets)
As of August 31, 2004	As of February 29, 2004
Variable Rate Demand Notes (VRDNs) 70.9%	Variable Rate Demand Notes (VRDNs) 56.4%
Commercial Paper (including CP Mode) 12.0%	Commercial Paper (including CP Mode) 17.8%
Tender Bonds 4.5%	Tender Bonds 4.8%
Fidelity Municipal Cash Central Fund 9.5%	Fidelity Municipal Cash Central Fund 3.8%
Other Investments 2.4%	Other Investments 19.5%
Net Other Assets 0.7%	Net Other Assets** (2.3)%

Current and Historical Seven-Day Yields

	8/30/04	5/31/04	3/1/04	12/1/03	9/1/03
Fidelity Arizona Municipal Money Market Fund	0.85%	0.63%	0.53%	0.64%	0.45%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

**Net Other Assets are not included in the pie chart.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Investments August 31, 2004

Showing Percentage of Net Assets

Municipal Securities - 99.3%
	Principal Amount	Value (Note 1)
Arizona - 82.8%
Apache County Indl. Dev. Auth. (Imperial Components, Inc. Proj.) Series 1996, 1.4%, LOC Harris Trust & Savings Bank, Chicago, VRDN (a)(d)	$ 1,375,000	$ 1,375,000
Arizona Ctfs. of Prtn. Bonds 5% 9/1/04 (MBIA Insured)	2,325,000	2,325,000
Arizona School Facilities Board Ctfs. of Prtn. Participating VRDN Series RF 04 2, 1.4% (Liquidity Facility Bank of New York, New York) (a)(e)	1,400,000	1,400,000
Arizona School Facilities Board State School Impt. Rev. Participating VRDN:
Series MS 00 497, 1.36% (Liquidity Facility Morgan Stanley) (a)(e)	1,062,000	1,062,000
Series Putters 483, 1.36% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(e)	1,500,000	1,500,000
Series Putters 484, 1.36% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,500,000	1,500,000
Arizona State Univ. Revs. Participating VRDN:
Series Putters 270, 1.36% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,200,000	1,200,000
Series ROC II R174, 1.38% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	2,600,000	2,600,000
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series PT 2312, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	1,600,000	1,600,000
Arizona Trans. Board Hwy. Rev. Participating VRDN Series ROC II R1038, 1.38% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	1,285,000	1,285,000
Arizona Wtr. Infrastructure Fin. Auth. Rev. Participating VRDN Series PT 2237, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	1,500,000	1,500,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 1.38%, LOC Bank of America NA, VRDN (a)(d)	2,255,000	2,255,000
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Red Rock Stamping Co. Proj.) Series 2000, 1.46%, LOC Key Bank NA, VRDN (a)(d)	2,360,000	2,360,000
Cochise County Poll. Cont. Rev. Solid Waste Disp. Rev. Bonds (Arizona Elec. Pwr. Coop. Proj.) 1%, tender 9/1/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (a)(d)	7,100,000	7,100,000
Flagstaff Indl. Dev. Auth. Solid Waste Disp. Rev. (Norton Envir., Inc. Proj.) Series 1997, 1.46%, LOC Key Bank NA, VRDN (a)(d)	2,300,000	2,300,000
Glendale Indl. Dev. Auth. Indl. Dev. Rev. (Superior Bedding Co. Proj.) Series 1994, 1.4%, LOC Harris Trust & Savings Bank, Chicago, VRDN (a)(d)	900,000	900,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev.:
Bonds (American Wtr. Cap. Corp. Proj.) Series 1988, 1.2% tender 9/1/04, CP mode (d)	$ 1,300,000	$ 1,300,000
(Clayton Homes, Inc. Proj.) Series 1998, 1.4%, LOC Wachovia Bank NA, VRDN (a)(d)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 1.42%, LOC Fannie Mae, VRDN (a)(d)	3,299,675	3,299,675
(Ranchwood Apt. Proj.) Series 2001 A, 1.37%, LOC Fannie Mae, VRDN (a)(d)	5,000,000	5,000,000
(San Angelin Apts. Proj.) 1.39%, LOC Fannie Mae, VRDN (a)(d)	1,500,000	1,500,000
(San Martin Apts. Proj.) Series A1, 1.38%, LOC Fannie Mae, VRDN (a)(d)	2,700,000	2,700,000
(San Miguel Apts. Proj.) 1.39%, LOC Fannie Mae, VRDN (a)(d)	1,300,000	1,300,000
(San Remo Apts. Proj.) 1.38%, LOC Fannie Mae, VRDN (a)(d)	2,100,000	2,100,000
Maricopa County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 01 A126, 1.45% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	935,000	935,000
Mesa Indl. Dev. Auth. Rev. (Discovery Health Sys. Proj.) Series B, 1.3% (MBIA Insured), VRDN (a)	1,000,000	1,000,000
Phoenix Arpt. Rev. 1.35% 9/24/04, LOC Bank of America NA, CP (d)	1,600,000	1,600,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series Merlots 02 A28, 1.45% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	1,285,000	1,285,000
Phoenix Civic Impt. Corp. 1.17% 9/8/04, LOC Bank of America NA, CP	1,000,000	1,000,000
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Participating VRDN Series EGL 03 28, 1.38% (Liquidity Facility Citibank NA, New York) (a)(e)	1,300,000	1,300,000
Series 1995, 1.37%, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	6,000,000	6,000,000
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2003 B:
1.35% 1/5/05, LOC Dexia Cr. Local de France, CP	5,000,000	5,000,000
1.5% 3/3/05, LOC Dexia Cr. Local de France, CP	2,000,000	2,000,000
1.5% 3/10/05, LOC Dexia Cr. Local de France, CP	1,600,000	1,600,000
1.6% 4/1/05, LOC Dexia Cr. Local de France, CP	1,300,000	1,300,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Bell Square Apt. Proj.) Series 1995, 1.35%, LOC Gen. Elec. Cap. Corp., VRDN (a)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(Westward Ho Apts. Proj.):
Series 2003 A, 1.47%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	$ 2,000,000	$ 2,000,000
Series 2003 B, 1.42%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(d)	2,000,000	2,000,000
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 1.35%, LOC Bank One NA, Chicago, VRDN (a)	2,300,000	2,300,000
(Independent Newspaper, Inc. Proj.) Series 2000, 1.5%, LOC Wachovia Bank NA, VRDN (a)(d)	900,000	900,000
(Laura Dozer Ctr. Proj.) 1.5%, LOC Bank One NA, Chicago, VRDN (a)	1,200,000	1,200,000
(Phoenix Expansion Proj.) 1.6%, LOC Bank One NA, Chicago, VRDN (a)(d)	2,390,000	2,390,000
(Plastican Proj.) Series 1997, 1.38%, LOC Fleet Bank NA, VRDN (a)(d)	2,965,000	2,965,000
(Swift Aviation Svcs., Inc. Proj.) 1.45%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	5,620,000	5,620,000
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Merlots 01 A23, 1.45% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	345,000	345,000
Series PT 1082, 1.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	1,360,000	1,360,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(La Cholla Apt. Proj.) Series 1996, 1.38%, LOC JPMorgan Chase Bank, VRDN (a)	4,225,000	4,225,000
(River Point Proj.) Series 2001, 1.37%, LOC Fannie Mae, VRDN (a)(d)	6,000,000	6,000,000
Pima County Indl. Dev. Auth. Single Family Hsg. Rev. Participating VRDN Series RF 99 5, 1.47% (Liquidity Facility Bank of New York, New York) (a)(d)(e)	3,490,000	3,490,000
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series A, 5% 1/1/05	1,400,000	1,417,526
Participating VRDN:
Series PT 1512, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	1,200,000	1,200,000
Series ROC II R1002, 1.38% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	1,295,000	1,295,000
Series ROC II R1003, 1.38% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	1,290,000	1,290,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.: - continued
Participating VRDN:
Series SG 03 160, 1.36% (Liquidity Facility Societe Generale) (a)(e)	$ 1,390,000	$ 1,390,000
Series 1997 B:
1.15% 9/8/04, CP	3,100,000	3,100,000
1.36% 9/21/04, CP	2,000,000	2,000,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 1.33%, LOC Bank of America NA, VRDN (a)	5,210,000	5,210,000
Tucson Arpt. Auth. Spl. Facility Rev. (LearJet, Inc. Proj.) Series 1998 A, 1.43%, LOC Bank of America NA, VRDN (a)(d)	1,300,000	1,300,000
Tucson Indl. Dev. Auth. Rev. (Clarion Santa Rita Hotel Proj.) Series 2002, 1.42%, LOC Bank One NA, Chicago, VRDN (a)(d)	1,400,000	1,400,000
Yavapai County Indl. Dev. Auth. Indl. Dev. Rev. (Oxycal Lab. Proj.) Series 1999 A, 1.55%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(d)	1,000,000	1,000,000
		129,879,201
Puerto Rico - 7.0%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series PA 774R, 1.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,810,000	3,810,000
Series PT 1837, 1.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,570,000	2,570,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN Series PA 778R, 1.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,625,000	4,625,000
		11,005,000
Municipal Securities - continued
	Shares	Value (Note 1)
Other - 9.5%
Fidelity Municipal Cash Central Fund, 1.36% (b)(c)	14,916,533	$ 14,916,533
TOTAL INVESTMENT PORTFOLIO - 99.3%		155,800,734
NET OTHER ASSETS - 0.7%		1,153,933
NET ASSETS - 100%		$ 156,954,667
Total Cost for Federal Income Tax Purposes $ 155,800,734
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Income Tax Information
The fund hereby designates approximately $13,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

August 31, 2004

Assets
Investment in securities, at value (cost $155,800,734) - See accompanying schedule		$ 155,800,734
Cash		1,472,601
Receivable for investments sold		2,000,142
Receivable for fund shares sold		727,400
Interest receivable		308,535
Other receivables		20,752
Total assets		160,330,164

Liabilities
Payable for investments purchased	$ 2,700,000
Payable for fund shares redeemed	609,031
Distributions payable	1,225
Accrued management fee	65,150
Other affiliated payables	91
Total liabilities		3,375,497

Net Assets		$ 156,954,667
Net Assets consist of:
Paid in capital		$ 156,921,370
Accumulated net realized gain (loss) on investments		33,297
Net Assets, for 156,837,628 shares outstanding		$ 156,954,667
Net Asset Value, offering price and redemption price per share ($156,954,667 ÷ 156,837,628 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Year ended August 31, 2004

Investment Income
Interest		$ 1,558,623

Expenses
Management fee	$ 714,892
Non-interested trustees' compensation	801
Total expenses before reductions	715,693
Expense reductions	(13,378)	702,315
Net investment income		856,308
Net realized gain (loss) on investment securities		43,224
Net increase in net assets resulting from operations		$ 899,532

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2004	Year ended August 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 856,308	$ 1,094,676
Net realized gain (loss)	43,224	28,773
Net increase (decrease) in net assets resulting from operations	899,532	1,123,449
Distributions to shareholders from net investment income	(856,308)	(1,094,676)
Distributions to shareholders from net realized gain	-	(54,921)
Total distributions	(856,308)	(1,149,597)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	284,737,103	187,828,510
Reinvestment of distributions	847,210	1,135,330
Cost of shares redeemed	(262,790,710)	(187,027,524)
Net increase (decrease) in net assets and shares resulting from share transactions	22,793,603	1,936,316
Total increase (decrease) in net assets	22,836,827	1,910,168

Net Assets
Beginning of period	134,117,840	132,207,672
End of period	$ 156,954,667	$ 134,117,840

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.006	.008	.013	.032	.034
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.006	.008	.013	.032	.034
Distributions from net investment income	(.006)	(.008)	(.013)	(.032)	(.034)
Distributions from net realized gain	-	- D	-	-	-
Total distributions	(.006)	(.008)	(.013)	(.032)	(.034)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A, B	.60%	.86%	1.30%	3.23%	3.50%
Ratios to Average Net Assets C
Expenses before expense reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of voluntary waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.49%	.48%	.45%	.47%	.50%
Net investment income	.60%	.82%	1.27%	3.19%	3.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 156,955	$ 134,118	$ 132,208	$ 101,853	$ 105,704

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former account closeout fee.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2004

1. Significant Accounting Policies.

Spartan Arizona Municipal Income Fund (the income fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the money market fund) is a fund of Fidelity Union Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Arizona. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market funds are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the income fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes. There were no significant book-to-tax differences during the period for the money market fund.

Capital accounts within the income fund's financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales and futures transactions.

The funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost for the income fund as of period end were as follows:

Unrealized appreciation	$ 3,494,529
Unrealized depreciation	(80,631)
Net unrealized appreciation (depreciation)	3,413,898
Undistributed ordinary income	255,611
Undistributed long-term capital gain	352,841

Cost for federal income tax purposes	$ 72,301,281

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid for the income fund was as follows:

	August 31, 2004	August 31, 2003
Tax-exempt Income	$ 2,795,363	$ 2,784,432
Ordinary Income	-	243,567
Long-term Capital Gains	406,255	321,398
Total	$ 3,201,618	$ 3,349,397

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, for the income fund aggregated $16,518,137 and $10,105,677, respectively.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provides the funds with investment management related services for which the funds pay a monthly management fee. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the funds is reduced by an amount equal to the fees and expenses paid by the funds to the non-interested Trustees. Each fund's management fee is equal to the following annual rate of average net assets:

Spartan Arizona Municipal Income Fund	.55%	|
Fidelity Arizona Municipal Money Market Fund	.50%

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Fidelity Arizona Municipal Money Market Fund	$ 66,068

5. Committed Line of Credit.

The income fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is included in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. During the period, these credits reduced expenses by the following amounts:

Spartan Arizona Municipal Income Fund	$ 15,932	|
Fidelity Arizona Municipal Money Market Fund	13,378

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Union Street Trust and Fidelity Union Street Trust II and the Shareholders of Spartan Arizona Municipal Income Fund and Fidelity Arizona Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Arizona Municipal Income Fund (a fund of Fidelity Union Street Trust) and Fidelity Arizona Municipal Money Market Fund (a fund of Fidelity Union Street Trust II) at August 31, 2004 and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Union Street Trust's and Fidelity Union Street Trust II's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 7, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees 295 funds advised by FMR or an affiliate. Mr. McCoy oversees 297 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1974 or 1991

Trustee of Fidelity Union Street Trust (1974) and Fidelity Union Street Trust II (1991). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Arizona Municipal Money Market (2001) and Spartan Arizona Municipal Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Council of the Public Company Accounting Oversight Board (PCAOB), Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (72)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987 or 1991

Trustee of Fidelity Union Street Trust (1987) and Fidelity Union Street Trust II (1991). Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. (leadership education for arts and culture). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (65)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Dirks, Ms. Small, and Mr. Wolfe may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Union Street Trust and Fidelity Union Street Trust II. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Union Street Trust and Fidelity Union Street Trust II. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (60)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Union Street Trust and Fidelity Union Street Trust II. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Union Street Trust and Fidelity Union Street Trust II. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Revlon Inc. (2004), Bausch & Lomb, Inc., and Carpenter Technology Corporation.

Dwight D. Churchill (50)

Year of Election or Appointment: 1997 or 2000

Vice President of Arizona Municipal Money Market (2000) and Spartan Arizona Municipal Income (1997). He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (43)

Year of Election or Appointment: 2002

Vice President of Spartan Arizona Municipal Income. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (56)

Year of Election or Appointment: 2002

Vice President of Arizona Municipal Money Market. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003) and a Vice President of FMR (2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Christine J. Thompson (46)
Year of Election or Appointment: 1998 Vice President of Spartan Arizona Municipal Income. Ms. Thompson is also serves as Vice President of other funds advised by FMR.
Michael Widrig (41)

Year of Election or Appointment: 2004

Vice President of Arizona Municipal Money Market. Mr. Widrig also serves as Vice President of other funds advised by FMR. Prior to assuming her current responsibilities, Mr. Widrig managed a variety of Fidelity funds (2003) and worked as an analyst in the Fixed-Income Group.

Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of Arizona Municipal Money Market and Spartan Arizona Municipal Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (45)

Year of Election or Appointment: 2003

Assistant Secretary of Arizona Municipal Money Market and Spartan Arizona Municipal Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Christine Reynolds (45)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Arizona Municipal Money Market and Spartan Arizona Municipal Income. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of Arizona Municipal Money Market and Spartan Arizona Municipal Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Arizona Municipal Money Market and Spartan Arizona Municipal Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Arizona Municipal Money Market and Spartan Arizona Municipal Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)

Year of Election or Appointment: 1994

Assistant Treasurer of Arizona Municipal Money Market and Spartan Arizona Municipal Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Francis V. Knox, Jr. (57)

Year of Election or Appointment: 2002

Assistant Treasurer of Arizona Municipal Money Market and Spartan Arizona Municipal Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Peter L. Lydecker (50)

Year of Election or Appointment: 2004

Assistant Treasurer of Arizona Municipal Money Market and Spartan Arizona Municipal Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (49)

Year of Election or Appointment: 2002

Assistant Treasurer of Arizona Municipal Money Market and Spartan Arizona Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Kenneth B. Robins (35)

Year of Election or Appointment:2004

Assistant Treasurer of Arizona Municipal Money Market and Spartan Arizona Municipal Income. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Thomas J. Simpson (46)

Year of Election or Appointment: 1996

Assistant Treasurer of Arizona Municipal Money Market and Spartan Arizona Municipal Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Spartan Arizona Municipal Income Fund voted to pay on October 11, 2004, to shareholders of record at the opening of business on October 8, 2004, a distribution of $.055 per share derived from capital gains realized from sales of portfolio securities.

During fiscal year ended 2004, for the income fund 100% of the income dividends was free from federal income tax, and 5.46% of the fund's income dividends was subject to the federal alternative minimum tax. For the money market fund, 100% of the income dividends was free from federal income tax, and 59.50% of the fund's income dividends was subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AZI/SPZ-UANN-1004
1.790910.101

Item 2. Code of Ethics

As of the end of the period, August 31, 2004, Fidelity Union Street Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles and Donald J. Kirk are each audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Knowles and Mr. Kirk are each independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended August 31, 2004 and August 31, 2003, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Municipal Money Market Fund, Fidelity Arizona Municipal Money Market Fund and Spartan Municipal Money Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2004A	2003A
Fidelity Municipal Money Market Fund	$69,000	$67,000
Fidelity Arizona Municipal Money Market Fund	$31,000	$31,000
Spartan Municipal Money Fund	$41,000	$39,000
All funds in the Fidelity Group of Funds audited by PwC	$10,600,000	$9,600,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended August 31, 2004 and August 31, 2003 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2004A	2003A,B
Fidelity Municipal Money Market Fund	$0	$0
Fidelity Arizona Municipal Money Market Fund	$0	$0
Spartan Municipal Money Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended August 31, 2004 and August 31, 2003, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2004A	2003A,B
PwC	$50,000	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended August 31, 2004 and August 31, 2003, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2004A	2003A,B
Fidelity Municipal Money Market Fund	$1,600	$1,400
Fidelity Arizona Municipal Money Market Fund	$1,600	$1,400
Spartan Municipal Money Fund	$1,600	$1,400
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended August 31, 2004 and August 31, 2003, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A	2003A,B
PwC	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended August 31, 2004 and August 31, 2003, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2004A	2003A,B
Fidelity Municipal Money Market Fund	$11,600	$12,400
Fidelity Arizona Municipal Money Market Fund	$1,200	$1,300
Spartan Municipal Money Fund	$3,300	$3,800
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended August 31, 2004 and August 31, 2003, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A	2003A,B
PwC	$280,000	$300,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended August 31, 2004 and August 31, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended August 31, 2004 and August 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended August 31, 2004 and August 31, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended August 31, 2004 and August 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended August 31, 2004 and August 31, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended August 31, 2004 and August 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) According to PwC for the fiscal year ended August 31, 2004, the percentage of hours spent on the audit of each fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of PwC is as follows:

Fund	2004
Fidelity Municipal Money Market Fund	0%
Fidelity Arizona Municipal Money Market Fund	0%
Spartan Municipal Money Fund	0%

(g) For the fiscal years ended August 31, 2004 and August 31, 2003, the aggregate fees billed by PwC of $1,850,000A and $2,000,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2004A	2003A,B
Covered Services	$350,000	$300,000
Non-Covered Services	$1,500,000	$1,700,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the trust's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 19, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	October 19, 2004